Quarterly Holdings Report
for
Strategic Advisers® Tax-Sensitive Short Duration Fund
Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public
August 31, 2021
TSS-NPRT1-1021
1.9885907.103
Municipal Bonds - 43.1%
	Principal Amount (a)	Value ($)
Alabama - 0.5%
Alabama Pub. School & College Auth. Rev. Series 2020 A:
5% 11/1/22	1,500,000	1,585,760
5% 11/1/24	1,500,000	1,726,395
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. Bonds Series 2006 C1, 1.85%, tender 11/1/22 (b)	1,025,000	1,045,325
Birmingham Arpt. Auth. Arpt. Series 2020:
5% 7/1/24 (Build America Mutual Assurance Insured)	325,000	368,687
5% 7/1/25 (Build America Mutual Assurance Insured)	325,000	382,525
Black Belt Energy Gas District:
(Proj. No. 4) Series 2019 A, 4% 6/1/23	1,750,000	1,863,882
Bonds Series 2017 A, 4%, tender 7/1/22 (b)	4,750,000	4,878,935
Series 2021 A:
4% 12/1/21	435,000	439,027
4% 6/1/22	340,000	349,444
4% 12/1/22	470,000	491,709
4% 6/1/23	400,000	425,667
4% 12/1/23	435,000	470,735
Chatom Indl. Dev. Board Gulf Opportunity Zone Series 2020, 5% 8/1/23 (FSA Insured)	1,350,000	1,467,735
Health Care Auth. for Baptist Health Series 2006 B, 0.24%, tender 11/15/37 (b)	1,325,000	1,325,000
Lower Alabama Gas District (No. 2 Proj.) Series 2020, 4% 12/1/21	100,000	100,923
Mobile County Board of School Commissioners:
Series 2016 A:
5% 3/1/22	15,000	15,357
5% 3/1/23	20,000	21,370
5% 3/1/24	25,000	27,919
5% 3/1/25	25,000	29,001
Series 2016 B:
5% 3/1/22	80,000	81,902
5% 3/1/23	405,000	432,747
5% 3/1/24	45,000	50,255
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1%, tender 6/26/25 (b)	600,000	610,105
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/22	70,000	71,391
Southeast Alabama Gas Supply District Bonds Series 2018 A, 4%, tender 4/1/24 (b)	4,000,000	4,346,557
Southeast Energy Auth. Rev. Bonds:
(Proj. No. 1) Series 2021 A:
4% 10/1/22	355,000	369,272
4% 10/1/23	425,000	457,056
(Proj. No. 2) Series 2021 B1:
4% 6/1/22	770,000	791,799
4% 6/1/23	1,500,000	1,597,613
4% 6/1/24	1,090,000	1,198,751
4% 6/1/25	300,000	339,223
Univ. of South Alabama Univ. Rev. Series 2021, 4% 4/1/26	500,000	576,171
TOTAL ALABAMA		27,938,238
Alaska - 0.3%
Alaska Hsg. Fin. Corp. Series 2021 A:
3% 12/1/23	450,000	478,364
3% 6/1/24	400,000	430,124
Alaska Hsg. Fin. Corp. Mtg. Rev. Series 2020 A:
0.3% 12/1/21	665,000	665,229
0.35% 6/1/22	660,000	660,808
0.4% 12/1/22	750,000	751,427
Alaska Int'l. Arpts. Revs.:
Series 2016 C:
5% 10/1/22 (c)	1,605,000	1,688,988
5% 10/1/23 (c)	425,000	467,166
Series 2021 C:
5% 10/1/21 (c)	500,000	501,969
5% 10/1/23 (c)	1,525,000	1,676,302
Alaska Muni. Bond Bank:
Series 1, 5% 12/1/21	1,000,000	1,012,031
Series 2021 1, 5% 12/1/22	2,190,000	2,321,810
Anchorage Gen. Oblig.:
Series B, 5% 9/1/22	30,000	31,465
Series C, 5% 9/1/22	20,000	20,977
Northern Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 A:
3% 6/1/22	600,000	612,204
4% 6/1/23	1,000,000	1,064,308
5% 6/1/24	1,000,000	1,126,060
5% 6/1/25	715,000	833,124
5% 6/1/26	1,000,000	1,201,793
TOTAL ALASKA		15,544,149
Arizona - 1.4%
Arizona Board of Regents Arizona State Univ. Rev.:
Series 2015 B, 5% 7/1/26	790,000	926,200
Series 2021:
5% 8/1/24	1,000,000	1,139,466
5% 8/1/25	700,000	826,902
Arizona Board of Regents Ctfs. of Prtn. Series 2015 A, 5% 6/1/22	150,000	155,401
Arizona Ctfs. of Prtn. Series 2019 A:
5% 10/1/24 (Escrowed to Maturity)	195,000	223,406
5% 10/1/25 (Escrowed to Maturity)	570,000	677,036
Arizona Health Facilities Auth. Rev.:
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/21	25,000	25,301
5% 12/1/22	15,000	15,909
5% 12/1/23	20,000	22,162
5% 12/1/24	45,000	51,908
Bonds Series 2013 A3, SIFMA Municipal Swap Index + 1.850% 1.87%, tender 2/1/23 (b)(d)	2,000,000	2,024,611
Series 2015 A:
5% 1/1/22	195,000	198,136
5% 1/1/23	160,000	170,311
Arizona Indl. Dev. Auth. Hosp. Rev.:
Series 2020 A:
5% 2/1/24	600,000	668,271
5% 2/1/26	750,000	897,086
Series 2021 A, 5% 2/1/23 (e)	1,000,000	1,059,202
Bullhead City Excise Taxes Series 2021 2, 0.75% 7/1/25	325,000	324,820
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2005, 2.4%, tender 8/14/23 (b)	5,100,000	5,301,852
Series 2007, 2.7%, tender 8/14/23 (b)(c)	6,820,000	7,118,762
Series 2019, 5%, tender 6/3/24 (b)(c)	5,610,000	6,302,881
Coconino County Poll. Cont. Corp. Rev. Bonds:
Series 2017 A, 1.875%, tender 3/31/23 (b)(c)	1,145,000	1,170,329
Series 2017 B, 1.65%, tender 3/31/23 (b)	1,020,000	1,041,068
Glendale Union School District 205 Series A:
5% 7/1/24 (FSA Insured)	225,000	254,629
5% 7/1/25 (FSA Insured)	225,000	264,073
Glendale Gen. Oblig.:
Series 2015, 5% 7/1/22 (FSA Insured)	20,000	20,812
Series 2017, 5% 7/1/22	75,000	78,046
Glendale Trans. Excise Tax Rev. Series 2015:
5% 7/1/22 (FSA Insured)	25,000	26,015
5% 7/1/23 (FSA Insured)	30,000	32,649
Maricopa County Indl. Dev. Auth. Series 2019 A, 5% 9/1/23	365,000	400,113
Maricopa County Rev.:
Bonds:
Series 2019 B, SIFMA Municipal Swap Index + 0.380% 0.4%, tender 10/18/22 (b)(d)	4,065,000	4,067,402
Series B, 5%, tender 10/18/22 (b)	2,980,000	3,141,293
Series 2016 A:
4% 1/1/24	115,000	125,063
5% 1/1/25	105,000	121,268
Maricopa County Spl. Health Care District Gen. Oblig. Series 2021 D, 5% 7/1/25	1,000,000	1,177,836
Maricopa County Unified School District #48 Scottsdale Series D, 4% 7/1/23	500,000	535,395
Mesa Util. Sys. Rev.:
Series 2016, 5% 7/1/25	1,015,000	1,195,079
Series 2020, 5% 7/1/24	635,000	720,937
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A, 5% 7/1/22 (c)	715,000	743,545
Series 2017 D:
5% 7/1/22	940,000	977,931
5% 7/1/24	250,000	283,681
Series 2018, 5% 7/1/23 (c)	1,100,000	1,196,063
Series 2019 B:
5% 7/1/22 (c)	725,000	753,696
5% 7/1/23 (c)	1,000,000	1,086,559
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2014 B, 5% 7/1/27	400,000	452,917
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 0.18%, tender 11/1/21 (b)(c)	23,880,000	23,878,445
Pima County Ctfs. of Prtn. Series 2014:
5% 12/1/21	50,000	50,609
5% 12/1/22	130,000	137,960
5% 12/1/23	75,000	83,089
Pima County Swr. Sys. Rev. Series 2020 A, 5% 7/1/23	270,000	294,100
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2011 A, 5% 12/1/22	1,000,000	1,011,981
Tucson Ctfs. of Prtn. Series 2015:
5% 7/1/22 (FSA Insured)	290,000	301,826
5% 7/1/23 (FSA Insured)	200,000	217,852
Yavapai County Indl. Dev. Auth.:
Series 2016, 5% 8/1/23	275,000	299,426
Series 2019:
5% 8/1/22	425,000	443,664
5% 8/1/23	355,000	386,531
Yuma Pledged Rev. Series 2021:
4% 7/1/24	300,000	330,701
4% 7/1/25	505,000	571,469
TOTAL ARIZONA		76,003,675
Arkansas - 0.1%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (NLR Rad Family Homes Proj.) Series 2020, 1.2%, tender 9/1/22 (b)	5,000,000	5,045,853
Arkansas Dev. Fin. Auth. Pub. Safety Charges (Arkansas Division of Emergency Mgmt. Proj.) Series 2020, 5% 6/1/24	565,000	636,639
Batesville Pub. Facilities Board Series 2020:
5% 6/1/22	590,000	607,804
5% 6/1/23	790,000	845,096
TOTAL ARKANSAS		7,135,392
California - 2.5%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2017 G, 2%, tender 4/1/24 (b)	1,120,000	1,157,851
Series 2021 B, 0.280% x SIFMA Municipal Swap Index 0.3%, tender 4/1/24 (b)(d)	2,500,000	2,499,939
Series A, 2.95%, tender 4/1/26 (b)	115,000	126,255
Series B, 2.85%, tender 4/1/25 (b)	95,000	102,447
Burbank Glendale Pasadena Arpt. Auth. Rev. Series B, 5% 7/1/23 (c)	1,290,000	1,401,412
California Gen. Oblig.:
Bonds Series 2013, SIFMA Municipal Swap Index + 0.380% 0.4%, tender 12/1/22 (b)(d)	3,270,000	3,271,337
Series 2011:
5% 10/1/21	250,000	250,993
5.25% 9/1/22	35,000	36,800
Series 2012, 5% 9/1/21	200,000	200,000
Series 2015, 5% 3/1/23	310,000	332,450
Series 2020:
5% 3/1/22	3,180,000	3,257,692
5% 11/1/24	500,000	575,465
Series 2021:
4% 12/1/22	4,150,000	4,351,839
5% 12/1/22	4,000,000	4,244,389
5% 9/1/23 (e)	1,000,000	1,097,258
5% 12/1/23	2,000,000	2,218,112
5% 12/1/24	565,000	652,331
California Health Facilities Fing. Auth. Rev.:
Bonds:
(Stanford Hosp. & Clinics Proj.) Series 2008 B2, 0.12%, tender 3/2/22 (b)	1,700,000	1,700,000
Series 2009 C, 5%, tender 10/18/22 (b)	970,000	1,022,615
Series 2017 A, 5%, tender 11/1/22 (b)	210,000	221,803
Series 2017 C, 5%, tender 11/1/22 (b)	810,000	855,526
Series 2021 A, 3%, tender 8/15/25 (b)	2,000,000	2,210,509
Series 2013 A, 5% 3/1/22	275,000	281,649
Series 2014 A, 5% 10/1/21	525,000	527,076
Series 2015, 5% 11/15/23	200,000	221,627
Series 2018 A:
5% 11/15/21	220,000	222,176
5% 11/15/22	195,000	206,395
Series A, 4% 11/15/21	405,000	408,134
California Infrastructure and Econ. Dev. Bank Rev. Bonds (Brightline West Passenger Rail Proj.) Series 2020 A, 0.2%, tender 1/1/22 (b)(c)(f)	9,630,000	9,630,269
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2021 A, 0.22%, tender 10/1/21 (b)(c)	2,000,000	2,000,050
Series 2021 B, 0.3%, tender 1/18/22 (b)(c)	4,100,000	4,100,416
(Waste Mgmt., Inc. Proj.):
Series 2017 A, 0.7%, tender 12/1/23 (b)(c)	1,600,000	1,615,763
Series 2020, 0.2%, tender 9/1/21 (b)(c)	4,200,000	4,200,000
California Muni. Fin. Auth. Student Hsg. (CHF Davis II, L.L.C. Orchard Park Student Hsg. Proj.) Series 2021, 5% 5/15/24 (Build America Mutual Assurance Insured)	500,000	561,980
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2017 A1, 0.2%, tender 10/15/21 (b)(c)(f)	5,000,000	4,999,946
California Pub. Fin. Auth. Rev. Series 2021 A:
4% 10/15/23	285,000	305,437
4% 10/15/24	380,000	419,167
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2021 B, 5% 5/1/24	1,095,000	1,234,174
California School Cash Reserve Prog. Auth. Series 2021 L, 2% 1/31/22	7,000,000	7,054,049
California Statewide Cmntys. Dev. Auth. Rev. Series 2007:
0.11%, tender 7/1/41 (FSA Insured) (b)	4,475,000	4,475,000
0.2%, tender 7/1/40 (FSA Insured) (b)	4,275,000	4,275,000
Cathedral City Redev. Agcy. (Merged Redev. Proj.) Series 2021 C:
4% 8/1/22	200,000	206,005
4% 8/1/23	225,000	239,446
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2017 A1:
5% 6/1/22	40,000	41,415
5% 6/1/23	45,000	48,673
5% 6/1/24	25,000	28,135
Series A, 0% 6/1/24 (AMBAC Insured)	75,000	74,186
Long Beach Hbr. Rev. Series 2020 B, 5% 5/15/24 (c)	1,225,000	1,373,323
Los Angeles Dept. Arpt. Rev.:
Series 2016 A, 5% 5/15/22 (c)	250,000	258,430
Series 2017 A, 5% 5/15/24 (c)	430,000	484,173
Series 2017 B, 5% 5/15/23 (c)	800,000	864,915
Series 2018 D, 5% 5/15/22 (c)	200,000	206,744
Series 2019 D, 5% 5/15/24 (c)	415,000	467,283
Series 2019 E, 4% 5/15/24	200,000	220,446
Series 2019 F, 5% 5/15/24 (c)	2,610,000	2,938,816
Series 2020 C, 5% 5/15/24 (c)	250,000	281,496
Series F, 5% 5/15/22 (c)	1,700,000	1,757,327
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2018 B, 4% 1/1/22	200,000	201,941
Los Angeles Hbr. Dept. Rev. Series 2019 A, 5% 8/1/22 (c)	1,175,000	1,226,934
Los Angeles Reg'l. Arpts. Impt. Rev. Series 2012, 4.5% 1/1/27 (c)	375,000	380,094
Los Angeles Unified School District Series 2020 C, 5% 7/1/23	1,200,000	1,307,577
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds Series 2017 C, SIFMA Municipal Swap Index + 0.140% 0.16%, tender 5/21/24 (b)(d)	1,000,000	1,000,010
Modesto Irrigation District Fing. Auth. Rev. Series 2013 G, 5% 9/1/21 (FSA Insured)	200,000	200,000
Oakland Unified School District Alameda County Series 2013, 5.5% 8/1/23	20,000	21,510
Palomar Pomerado Health Care Dis:
Series 2006 A, 0.74%, tender 11/1/36 (FSA Insured) (b)	4,900,000	4,900,000
Series 2006 B, 0.74%, tender 11/1/36 (FSA Insured) (b)	4,700,000	4,700,000
Series 2006 C, 0.74%, tender 11/1/36 (FSA Insured) (b)	2,300,000	2,300,000
Port of Oakland Rev.:
Series 2012 P, 5% 5/1/23 (Pre-Refunded to 5/1/22 @ 100) (c)	335,000	345,708
Series 2017 D:
5% 11/1/23 (c)	500,000	551,302
5% 11/1/24 (c)	100,000	114,444
Series H:
5% 5/1/22 (c)	2,750,000	2,838,177
5% 5/1/23 (c)	5,515,000	5,955,330
5% 5/1/24 (c)	930,000	1,044,226
Riverside County Teeter Plan Series A, 0.5% 10/21/21	590,000	590,347
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2013 A, 5% 7/1/22	200,000	208,156
Series 2013 B, 5% 7/1/22 (c)	1,800,000	1,871,090
Series 2019 B, 5% 7/1/22 (c)	250,000	259,874
Series 2020 C:
5% 7/1/22 (c)	1,475,000	1,533,254
5% 7/1/23 (c)	545,000	592,069
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series A, 5% 10/1/22	4,050,000	4,264,203
San Diego Pub. Facilities Fing. Auth. Lease Rev. Series 2016, 5% 10/15/22	1,940,000	2,046,716
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Series 2020 A, 5% 8/1/22	250,000	261,263
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2013 A, 5% 5/1/22 (Escrowed to Maturity) (c)	500,000	515,982
Series 2016 A:
5% 5/1/22 (Escrowed to Maturity)	1,000,000	1,032,647
5% 5/1/23	225,000	243,161
Series 2019 A:
5% 1/1/22 (c)	3,025,000	3,072,925
5% 1/1/24 (c)	655,000	725,909
5% 1/1/25 (c)	575,000	662,224
Series 2019 H, 5% 5/1/23 (c)	2,000,000	2,157,239
San Jose Int. Arpt. Rev.:
Series 2014 A, 5% 3/1/23 (Escrowed to Maturity) (c)	1,400,000	1,499,098
Series 2017 B, 5% 3/1/23 (Escrowed to Maturity)	200,000	214,470
Series 2021 A, 5% 3/1/24 (c)	1,000,000	1,115,443
Series 2021 B, 5% 3/1/24	500,000	559,852
San Pablo Redev. Agcy. Series 2014 A, 5% 6/15/24 (FSA Insured)	30,000	33,864
Southern California Pub. Pwr. Auth. Rev. Bonds Series 2020 C, 0.65%, tender 7/1/25 (b)	250,000	250,334
Washington Township Health Care District Rev. Series A:
5% 7/1/22	200,000	207,557
5% 7/1/23	200,000	216,504
West Contra Costa Unified School District Series 2004 C, 0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	260,000	252,357
TOTAL CALIFORNIA		139,489,935
Colorado - 0.8%
Colorado Bridge Enterprise Rev. Series 2017, 4% 6/30/24 (c)	1,330,000	1,461,621
Colorado Ctfs. of Prtn. Series 2020 A, 5% 12/15/21	2,000,000	2,028,251
Colorado Health Facilities Auth.:
Bonds:
(Valley View Hosp. Assoc. Proj.) Series 2018, 2.8%, tender 5/15/23 (b)	480,000	493,774
Series 2018 B, 5%, tender 11/20/25 (b)	250,000	298,394
Series 2019 B:
5%, tender 8/1/25 (b)	300,000	344,961
5%, tender 8/1/26 (b)	340,000	402,920
5%, tender 11/19/26 (b)	1,590,000	1,956,991
Series 2019 A:
5% 11/1/21	400,000	403,157
5% 1/1/23	870,000	926,065
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) Series 1991 A, 0% 7/15/22 (Escrowed to Maturity)	620,000	618,708
Colorado Health Facilities Auth. Rev. Bonds:
Series 2008 D3, 5%, tender 11/12/21 (b)	115,000	116,040
Series 2016 C, 5%, tender 11/15/23 (b)	355,000	392,805
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	175,000	195,344
Series 2019 H, 4.25% 11/1/49	95,000	106,139
Colorado Reg'l. Trans. District (Denver Transit Partners Eagle P3 Proj.) Series 2020:
5% 1/15/24	750,000	829,485
5% 1/15/25	650,000	744,457
Colorado Reg'l. Trans. District Ctfs. of Prtn.:
Series 2013 A, 5% 6/1/23	250,000	270,165
Series 2014 A, 5% 6/1/23	85,000	91,856
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2017C-2, 5%, tender 9/20/21 (b)	1,120,000	1,130,280
Denver City & County Arpt. Rev.:
(Sub Lien Proj.) Series 2013 A, 5% 11/15/21 (c)	900,000	908,882
Series 2011 A, 5.25% 11/15/22 (c)	1,750,000	1,768,100
Series 2012 A:
5% 11/15/22 (c)	520,000	550,323
5% 11/15/23 (c)	250,000	264,422
Series 2012 B:
5% 11/15/21	400,000	403,989
5% 11/15/22	250,000	264,735
Series 2013 A, 5% 11/15/22 (c)	500,000	529,156
Series 2013 B:
5% 11/15/21	360,000	363,590
5% 11/15/24	250,000	276,213
Series 2016 A, 5% 11/15/23	300,000	331,737
Series 2017 A:
5% 11/15/21 (c)	1,065,000	1,075,510
5% 11/15/22 (c)	3,455,000	3,656,471
Series 2018 A:
5% 12/1/21 (c)	1,000,000	1,012,031
5% 12/1/23 (c)	250,000	276,368
5% 12/1/29 (c)	185,000	235,159
Series 2020 A1, 5% 11/15/22	3,200,000	3,388,606
Series 2020 B1:
5% 11/15/21 (c)	3,855,000	3,893,043
5% 11/15/22 (c)	4,045,000	4,280,875
5% 11/15/23 (c)	935,000	1,032,819
E-470 Pub. Hwy. Auth. Rev.:
Bonds Series 2021 B, U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.350% 0.384%, tender 9/1/24 (b)(d)	3,250,000	3,255,333
Series 2020 A:
5% 9/1/23	275,000	300,585
5% 9/1/24	450,000	511,139
5% 9/1/25	300,000	352,800
Series B, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	830,000	830,000
Vauxmont Metropolitan District Series 2019:
5% 12/15/22 (FSA Insured)	100,000	105,795
5% 12/15/23 (FSA Insured)	120,000	132,124
TOTAL COLORADO		42,811,218
Connecticut - 1.5%
Bridgeport Gen. Oblig. Series 2020, 1.5% 12/9/21	1,500,000	1,503,714
City of New Haven Series A, 5% 8/1/22	1,000,000	1,038,741
Connecticut Gen. Oblig.:
Series 2011 D:
5% 11/1/22	185,000	186,469
5% 11/1/23	250,000	251,986
Series 2013 A, 1.01% 3/1/25 (b)	510,000	520,623
Series 2014 A, 4% 3/1/22	450,000	458,803
Series 2014 H, 5% 11/15/21	925,000	934,263
Series 2015 A:
4% 3/15/23	250,000	264,934
5% 3/15/22	1,260,000	1,293,328
5% 3/15/23	280,000	301,022
Series 2015 C, 5% 6/15/22	400,000	415,441
Series 2015, 4% 11/15/21	290,000	292,316
Series 2016 A:
5% 3/15/24	380,000	426,478
5% 3/15/26	70,000	84,403
Series 2016 B:
5% 5/15/22	575,000	594,848
5% 5/15/24	575,000	649,773
Series 2016 E, 5% 10/15/23	240,000	264,728
Series 2016 G, 5% 11/1/21	1,200,000	1,209,713
Series 2017 B, 3% 4/15/22	625,000	636,319
Series 2018 B, 5% 4/15/22	810,000	834,700
Series 2018 F:
5% 9/15/21	665,000	666,186
5% 9/15/22	225,000	236,439
Series 2019 A:
5% 4/15/22	670,000	690,431
5% 4/15/23	1,000,000	1,079,099
Series 2020 A, 5% 1/15/23	1,740,000	1,856,615
Series 2021 D:
5% 7/15/24	300,000	341,320
5% 7/15/25	495,000	584,243
Series A:
3% 1/15/22	1,725,000	1,743,713
4% 1/15/25	3,500,000	3,939,610
5% 10/15/21	1,450,000	1,458,555
5% 3/15/23	690,000	741,805
Series B, 4% 6/15/22	250,000	257,687
Series C:
4% 6/1/24	1,050,000	1,159,330
5% 6/1/24	300,000	310,844
Series E, 4% 9/15/21	900,000	901,281
Series H, 5% 11/15/22	390,000	412,986
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2014 A, 1.1%, tender 2/7/23 (b)	5,450,000	5,521,327
Series 2014 B, 1.8%, tender 7/1/24 (b)	545,000	563,935
Series 2015 A, 0.375%, tender 7/12/24 (b)	1,525,000	1,527,191
Series 2017 B, 0.55%, tender 7/3/23 (b)	10,675,000	10,734,143
Series U1, 2%, tender 2/8/22 (b)	975,000	983,051
Series U2, 2%, tender 2/8/22 (b)	200,000	201,652
Series X2, 0.25%, tender 2/9/24 (b)	8,565,000	8,556,840
Series 2013 N, 5% 7/1/24	100,000	108,849
Series 2014 A, 5% 7/1/27	390,000	441,594
Series 2017 I1, 5% 7/1/22	275,000	285,885
Series 2019 A, 5% 7/1/26	260,000	312,452
Series 2020 K:
5% 7/1/22	250,000	259,895
5% 7/1/23	250,000	270,918
Series 2022 M, 5% 7/1/26 (e)	200,000	232,841
Series L1:
4% 7/1/22	800,000	824,282
4% 7/1/23	225,000	239,898
4% 7/1/25	600,000	678,240
Series N:
5% 7/1/22	780,000	807,807
5% 7/1/23	830,000	894,524
5% 7/1/24	375,000	417,842
Connecticut Higher Ed. Supplemental Ln. Auth. Rev.:
(Chesla Ln. Prog.) Series 2017 A, 5% 11/15/22 (c)	300,000	316,744
(Chesla Loan Prog.) Series B:
5% 11/15/22 (c)	115,000	121,418
5% 11/15/23 (c)	425,000	467,580
Series 2017 B:
5% 11/15/21 (c)	655,000	661,341
5% 11/15/23 (c)	125,000	137,523
Connecticut Hsg. Fin. Auth.:
Bonds Series 2019 E, 1.625%, tender 11/15/22 (b)	1,990,000	1,992,127
Series 2013 B2, 4% 11/15/32	5,000	5,064
Series 2021, 0.45% 11/15/25	700,000	696,591
Series A2:
0.15% 11/15/21 (c)	550,000	549,966
0.2% 5/15/22 (c)	700,000	700,218
0.25% 11/15/22 (c)	1,175,000	1,175,626
0.35% 5/15/23 (c)	825,000	825,521
0.4% 11/15/23 (c)	300,000	300,162
Series C:
5% 5/15/23 (c)	205,000	220,392
5% 11/15/23 (c)	710,000	777,674
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2012 A, 5% 1/1/23	395,000	401,315
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2012 A:
5% 1/1/23	480,000	511,266
5% 1/1/24	200,000	212,889
Series 2014 B, 5% 9/1/22	600,000	629,368
Series 2015 A, 5% 8/1/23	460,000	502,901
Series 2016 A, 5% 9/1/21	700,000	700,000
Series 2021 C:
5% 1/1/23 (e)	795,000	841,706
5% 1/1/24 (e)	215,000	237,628
5% 1/1/25 (e)	535,000	615,398
Series A:
4% 1/1/23	315,000	331,331
5% 1/1/22	355,000	360,793
5% 5/1/22	1,480,000	1,528,265
5% 12/1/23	700,000	708,387
Series B:
5% 9/1/21	200,000	200,000
5% 10/1/21	1,205,000	1,209,795
New Haven Gen. Oblig.:
Series 2016 A, 5% 8/15/25 (FSA Insured)	20,000	23,520
Series B, 5% 2/1/22	350,000	356,158
Univ. of Connecticut Gen. Oblig.:
Series 2016 A, 5% 3/15/22	190,000	195,005
Series 2019 A, 5% 11/1/25	225,000	267,875
TOTAL CONNECTICUT		81,187,459
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr. & Lt. Co. Proj.) Series A, 1.05%, tender 7/1/25 (b)	565,000	577,885
Delaware Trans. Auth. Grant Series 2020:
5% 9/1/22	1,250,000	1,311,183
5% 9/1/23	1,400,000	1,532,612
TOTAL DELAWARE		3,421,680
District Of Columbia - 1.0%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. Bonds:
(218 Vine St. Apts. Proj.) Series 2020, 0.3%, tender 7/1/23 (b)	5,000,000	5,014,887
(Liberty Place Apts. Proj.) Series 2018, 0.5%, tender 12/1/21 (b)	5,000,000	5,002,707
(Park Southern Apts. Proj.) Series 2020, 0.7%, tender 6/1/23 (b)	9,000,000	9,032,405
District of Columbia Income Tax Rev.:
Series 2012 C, 5% 12/1/21	275,000	278,343
Series 2017 A T, 5% 10/1/21	200,000	200,793
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2010 F1, 5% 10/1/21	600,000	602,378
Series 2011 C:
5% 10/1/21 (Escrowed to Maturity) (c)	365,000	366,395
5% 10/1/22 (c)	430,000	431,643
5% 10/1/23 (c)	140,000	140,535
5% 10/1/24 (c)	115,000	115,439
Series 2012 A:
5% 10/1/22 (c)	140,000	147,357
5% 10/1/23 (c)	500,000	525,884
Series 2014 A:
5% 10/1/21 (c)	400,000	401,572
5% 10/1/23 (c)	110,000	120,962
Series 2017 A:
5% 10/1/24 (c)	115,000	131,478
5% 10/1/26 (c)	145,000	176,464
Series 2018 A, 5% 10/1/26 (c)	325,000	395,523
Series 2019 A:
5% 10/1/21 (c)	130,000	130,511
5% 10/1/22 (c)	290,000	305,240
5% 10/1/23 (c)	50,000	54,983
5% 10/1/25 (c)	155,000	183,188
Series 2020 A:
5% 10/1/21 (c)	1,200,000	1,204,716
5% 10/1/22 (c)	1,750,000	1,841,968
5% 10/1/23 (c)	925,000	1,017,181
5% 10/1/24 (c)	2,575,000	2,943,955
5% 10/1/25 (c)	530,000	626,384
Series 2021 A:
5% 10/1/22 (c)	2,000,000	2,105,106
5% 10/1/23 (c)	5,250,000	5,773,189
5% 10/1/24 (c)	8,000,000	9,146,268
5% 10/1/25 (c)	3,000,000	3,545,570
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 A1, 5% 7/1/24	1,120,000	1,269,188
TOTAL DISTRICT OF COLUMBIA		53,232,212
Florida - 1.6%
Brevard County Hsg. Fin. Auth. Bonds Series 2021, 0.25%, tender 12/1/22 (b)	2,000,000	1,998,864
Brevard County School Board Ctfs. of Prtn.:
Series 2014, 5% 7/1/27	115,000	129,969
Series 2015 C:
5% 7/1/22	80,000	83,235
5% 7/1/23	65,000	70,639
Broward County Arpt. Sys. Rev.:
Series 2012 P-1:
5% 10/1/22 (c)	300,000	315,699
5% 10/1/25 (c)	1,000,000	1,051,768
Series 2012 P1:
5% 10/1/21 (c)	1,560,000	1,566,105
5% 10/1/23 (c)	235,000	247,166
5% 10/1/26 (Pre-Refunded to 10/1/22 @ 100) (c)	350,000	368,046
Series 2012 P2, 5% 10/1/22	415,000	436,949
Series 2012 Q, 5% 10/1/21 (c)	320,000	321,252
series 2012 Q1, 5% 10/1/22	200,000	210,578
Series 2012 Q2, 5% 10/1/30 (Pre-Refunded to 10/1/22 @ 100) (c)	200,000	210,312
Series 2013 A:
5% 10/1/23 (c)	300,000	329,698
5.125% 10/1/38 (Pre-Refunded to 10/1/23 @ 100) (c)	310,000	340,931
Series 2013 C:
5% 10/1/21	450,000	451,780
5.25% 10/1/25	575,000	635,031
Series 2015 A, 5% 10/1/22 (c)	75,000	78,925
Series 2015 C, 5% 10/1/24 (c)	245,000	279,942
Series 2017, 5% 10/1/25 (c)	500,000	590,928
Series 2019 A, 5% 10/1/21 (c)	2,185,000	2,193,551
Series 2019 B:
5% 10/1/21 (c)	1,665,000	1,671,516
5% 10/1/23 (c)	700,000	769,296
Series C, 5% 10/1/23 (c)	90,000	98,909
Broward County Port Facilities Rev.:
Series 2011 B:
4.625% 9/1/27 (Pre-Refunded to 9/1/21 @ 100) (c)	475,000	475,000
5% 9/1/21 (c)	415,000	415,000
5% 9/1/21 (Escrowed to Maturity) (c)	240,000	240,000
Series 2019 D, 5% 9/1/22 (c)	850,000	888,976
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2017 C, 5% 7/1/22	70,000	72,855
Series 2015 A:
5% 7/1/22	345,000	359,069
5% 7/1/23	180,000	195,615
5% 7/1/24	30,000	33,914
Series 2015 B:
5% 7/1/22	100,000	104,078
5% 7/1/23	85,000	92,374
5% 7/1/24	25,000	28,262
Central Florida Expressway Auth. Sr. Lien Rev.:
Series 2016 B, 4% 7/1/22	215,000	221,818
Series 2021, 5% 7/1/24 (FSA Insured)	885,000	1,002,885
Citizens Property Ins. Corp. Series 2012 A1, 5% 6/1/22	1,145,000	1,186,489
Escambia County Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2003, 2.6% 6/1/23	2,500,000	2,596,362
Florida Board of Ed. Lottery Rev. Series 2014 A, 5% 7/1/24	200,000	217,814
Florida Dev. Fin. Corp. Edl. Facilities (Nova Southeastern Univ. Proj.) Series 2020 A:
5% 4/1/23	350,000	375,638
5% 4/1/24	360,000	400,424
5% 4/1/25	200,000	230,379
Florida Governmental Util. Auth. Rev. Series 2019, 4% 10/1/21	400,000	401,211
Florida Higher Edl. Facilities Fing. Auth. Series 2019, 5% 10/1/21	450,000	451,653
Florida Hsg. Fin. Corp. Rev. Series 2017, 2.05% 1/1/22	130,000	130,672
Florida Keys Aqueduct Auth. Wtr. Rev. Series 2021 B, 5% 9/1/25	350,000	414,040
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/21	20,000	20,069
5% 10/1/22	45,000	47,058
5% 10/1/23	55,000	60,059
5% 10/1/24	45,000	51,017
5% 10/1/25	40,000	46,832
5% 10/1/26	45,000	52,551
Florida Muni. Pwr. Agcy. Rev.:
Series 2015 B, 5% 10/1/21	365,000	366,425
Series 2016 A:
5% 10/1/21	1,110,000	1,114,335
5% 10/1/22	475,000	499,803
5% 10/1/24	475,000	543,217
Series 2021 A:
5% 10/1/22	500,000	526,108
5% 10/1/23	400,000	439,598
5% 10/1/24	450,000	514,627
5% 10/1/25	500,000	591,151
5% 10/1/26	300,000	365,266
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2011 B, 4% 10/1/22 (c)	500,000	501,549
Series 2011 C, 5% 10/1/21	320,000	321,271
Series 2015 A:
4% 10/1/22 (c)	430,000	447,861
5% 10/1/23 (c)	200,000	219,711
Series 2016, 5% 10/1/24 (c)	285,000	325,647
Series 2017 A:
5% 10/1/25 (c)	85,000	100,458
5% 10/1/26 (c)	45,000	54,815
Series 2019 A:
5% 10/1/22 (c)	2,415,000	2,541,374
5% 10/1/23 (c)	3,700,000	4,064,648
Halifax Hosp. Med. Ctr. Rev. Series 2015, 5% 6/1/23	30,000	32,447
Hillsborough Co. Sldwst and Resource Receivables Series 2016 A, 5% 9/1/21 (c)	195,000	195,000
Hillsborough County Aviation Auth. Rev.:
Series 2013 A, 5.5% 10/1/24 (c)	685,000	758,703
Series A:
5% 10/1/21 (c)	990,000	993,825
5% 10/1/25 (c)	705,000	772,930
Hillsborough County School Board Ctfs. of Prtn. Series 2015 A, 5% 7/1/26	230,000	268,888
Hillsborough County School District Sales Tax Rev. Series 2015 B, 5% 10/1/22 (FSA Insured)	145,000	152,441
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/22	85,000	88,393
5% 7/1/23	175,000	190,181
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2013 A:
5% 10/1/21	320,000	321,252
5% 10/1/21	500,000	501,957
Series 2013 B, 5% 10/1/21	1,020,000	1,023,992
Series 2013 C, 5% 10/1/22 (Escrowed to Maturity)	535,000	562,884
Series 2014 A, 5% 10/1/21	1,380,000	1,385,400
Lee County Arpt. Rev. Series 2021 A:
5% 10/1/23 (c)	2,820,000	3,096,680
5% 10/1/24 (c)	745,000	850,017
5% 10/1/25 (c)	1,375,000	1,621,386
Manatee County Rev. Series 2013, 5% 10/1/22	20,000	21,060
Manatee County School District Series 2017:
5% 10/1/21 (FSA Insured)	405,000	406,608
5% 10/1/24 (FSA Insured)	30,000	34,219
Miami Dade County Hsg. Multifamily Hsg. Rev. Bonds:
Series 2020, 1.4%, tender 4/1/22 (b)	4,000,000	4,004,398
Series 2021, 0.25%, tender 12/1/22 (b)	3,000,000	3,000,961
Miami-Dade County Aviation Rev.:
Series 2012 A:
5% 10/1/21 (c)	335,000	336,300
5% 10/1/22 (c)	250,000	262,914
5% 10/1/24 (c)	200,000	210,152
5% 10/1/29 (Pre-Refunded to 10/1/22 @ 100) (c)	210,000	220,827
Series 2012 B, 5% 10/1/22	400,000	420,976
Series 2014, 5% 10/1/22 (c)	485,000	510,053
Series 2015 A, 5% 10/1/21 (c)	255,000	255,985
Series 2016 A, 5% 10/1/23	335,000	368,458
Series 2020 A:
5% 10/1/23	2,435,000	2,678,197
5% 10/1/25	1,255,000	1,486,585
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.) Series 2013 A:
5% 7/1/22	45,000	46,762
5% 7/1/23	45,000	46,808
Series 2014 B:
5% 7/1/22	35,000	36,370
5% 7/1/23	70,000	75,844
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds:
(Waste Mgmt. of Florida Proj.) Series 2018, 0.4%, tender 8/1/23 (b)(c)	300,000	299,772
Series 2011, 0.55%, tender 11/1/21 (b)(c)	2,900,000	2,901,805
Miami-Dade County School Board Ctfs. of Prtn.:
Bonds Series 2014 A, 5%, tender 5/1/24 (b)	100,000	112,140
Series 2006 C, 5% 10/1/21	755,000	758,004
Series 2014 D:
5% 11/1/21	560,000	564,533
5% 11/1/22	120,000	126,861
5% 11/1/23	300,000	330,094
Series 2015 A:
5% 5/1/22	1,210,000	1,249,460
5% 5/1/23	1,075,000	1,159,891
Series 2015 D:
5% 2/1/22	410,000	418,357
5% 2/1/23	830,000	887,290
Okeechobee County Solid Waste Rev. Bonds (Waste Mgmt., Inc.-Okeechobee Landfill Proj.) Series 2004 A, 0.55%, tender 7/1/24 (b)	750,000	751,685
Orange County Health Facilities Auth. Series B:
5% 10/1/21	1,330,000	1,335,106
5% 10/1/22	1,295,000	1,361,460
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/22	530,000	551,386
Orlando Utils. Commission Util. Sys. Rev.:
Series 2011 C:
4% 10/1/21	350,000	351,108
5% 10/1/26	325,000	326,269
Series 2013 A:
5% 10/1/21	375,000	376,489
5% 10/1/24	250,000	286,819
Series 2016 A, 5% 10/1/22	200,000	210,623
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/21 (Escrowed to Maturity)	35,000	35,419
5% 12/1/23 (Escrowed to Maturity)	5,000	5,537
5% 12/1/24 (Escrowed to Maturity)	10,000	11,535
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B, 5% 8/1/22	40,000	41,783
Series 2018 A, 5% 8/1/23	100,000	109,144
Pasco County School District Sales Tax Rev. Series 2013:
5% 10/1/21	120,000	120,467
5% 10/1/22	20,000	21,040
School Board of Martin County (School Board of Martin County Master Lease Prog.) Series 2021, 5% 10/1/21	350,000	351,358
Seminole County School Board Ctfs. of Prtn.:
Series 2012 A, 5% 7/1/23	120,000	130,410
Series 2016 C:
5% 7/1/25	20,000	23,423
5% 7/1/26	25,000	30,242
Tallahassee Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/21	65,000	65,754
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2005, 5.5% 10/1/22 (FGIC Insured)	30,000	31,755
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 B:
5% 7/1/23	90,000	97,825
5% 7/1/24	75,000	84,808
5% 7/1/25	100,000	117,116
5% 7/1/26	175,000	211,415
5% 7/1/27	150,000	186,131
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
4% 10/15/21	390,000	391,754
4% 10/15/22	300,000	312,593
5% 10/15/23	590,000	646,820
5% 10/15/24	1,000,000	1,139,232
5% 10/15/25	1,000,000	1,178,426
5% 10/15/26	750,000	908,273
5% 10/15/27	165,000	205,037
TOTAL FLORIDA		86,857,369
Georgia - 1.7%
Atlanta Arpt. Rev.:
Series 2012 B, 5% 1/1/23	615,000	624,894
Series 2014 B, 5% 1/1/22	30,000	30,484
Series 2019 B, 5% 7/1/22 (c)	845,000	878,735
Atlanta Urban Residential Fin. Auth. Bonds (Herndon Square Sr. Apts. Proj.) Series 2019, 1.36%, tender 12/1/21 (b)	3,195,000	3,204,705
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev. Bonds (Parkside Proj.) Series 2019 B, 1.38%, tender 1/1/22 (b)	4,685,000	4,702,130
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.):
Series 2009 1st, 2.75%, tender 3/15/23 (b)	2,800,000	2,902,988
Series 2013, 1.55%, tender 8/19/22 (b)	2,370,000	2,398,761
Brookhaven Dev. Auth. Rev. Series 2019 A:
5% 7/1/22	1,000,000	1,040,609
5% 7/1/25	100,000	117,658
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994, 2.25%, tender 5/25/23 (b)	2,375,000	2,452,628
Series 1995 5, 2.05%, tender 11/19/21 (b)	375,000	376,409
Series 2008, 2.925%, tender 3/12/24 (b)	250,000	265,895
Series 2012 1st, 1.55%, tender 8/19/22 (b)	2,000,000	2,024,271
Series 2013 1st, 2.925%, tender 3/12/24 (b)	990,000	1,052,945
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2017 E, 3.25%, tender 2/3/25 (b)	100,000	109,099
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys., Inc. Proj.):
Series 2020 A:
5% 4/1/22	150,000	154,144
5% 4/1/23	150,000	161,211
Series 2020 B, 5% 4/1/22	1,120,000	1,150,944
Fayette County Hosp. Auth. Rev. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/24 (b)	750,000	830,081
Fulton County Dev. Auth. Rev. Series 2019 C:
5% 7/1/22	1,000,000	1,040,609
5% 7/1/23	1,300,000	1,414,281
Gainesville & Hall County Hosp. Auth. Rev. Series 2021 A, 5% 2/15/25 (e)	675,000	781,935
Georgia Gen. Oblig. Series 2014 A, 5% 2/1/22	200,000	204,077
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2012 A, 5% 11/1/21	435,000	438,397
Series 2016 A:
5% 1/1/22	780,000	792,278
5% 1/1/23	410,000	435,852
Series 2019 A, 5% 1/1/22	1,620,000	1,645,501
Series 2020 A:
3% 11/1/21	1,300,000	1,305,895
3% 11/1/22	1,045,000	1,078,448
4% 11/1/23	2,780,000	3,003,392
4% 11/1/24	200,000	222,606
4% 11/1/25	800,000	913,723
5% 1/1/22	1,905,000	1,934,988
5% 1/1/23	5,625,000	5,979,683
5% 1/1/24	2,105,000	2,332,882
5% 1/1/24	1,250,000	1,385,322
5% 11/1/26	870,000	1,061,295
Series 2021 A:
5% 1/1/23	140,000	148,769
5% 1/1/24	170,000	188,278
5% 1/1/24	190,000	210,569
Series C, 5% 1/1/22	1,900,000	1,929,909
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series 2014 U:
5% 10/1/22	20,000	21,038
5% 10/1/23	55,000	60,457
Series R, 5% 10/1/21	110,000	110,427
Georgia Road & Thruway Auth. Rev. Series 2020, 5% 6/1/24	2,000,000	2,263,014
Main Street Natural Gas, Inc.:
Bonds:
Series 2018 A, 4%, tender 9/1/23 (b)	2,500,000	2,673,283
Series 2018 B, 1 month U.S. LIBOR + 0.750% 0.814%, tender 9/1/23 (b)(d)	12,200,000	12,259,891
Series 2018 C, 4%, tender 12/1/23 (b)	3,055,000	3,291,885
Series 2018 E, SIFMA Municipal Swap Index + 0.570% 0.59%, tender 12/1/23 (b)(d)	12,500,000	12,545,525
Series 2019 B, 4%, tender 12/2/24 (b)	1,210,000	1,342,802
Series 2018 A, 4% 3/1/23	200,000	211,432
Series 2019 A:
5% 5/15/22	1,000,000	1,032,998
5% 5/15/23	1,750,000	1,888,561
Series 2019 C, 5% 9/1/21	285,000	285,000
Series 2021 C:
4% 12/1/22 (e)	800,000	837,288
4% 12/1/23 (e)	1,470,000	1,591,774
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	435,000	447,877
Bonds:
(Georgia Pwr. Co. Plant Scherer Proj.) Series 2009 1, 2.05%, tender 11/19/21 (b)	1,425,000	1,430,355
(Oglethorpe Pwr. Corp. Scherer Proj.) Series 2013 A, 1.5%, tender 2/3/25 (b)	1,500,000	1,547,707
TOTAL GEORGIA		96,768,594
Hawaii - 0.2%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queens Health Sys. Proj.) Series 2015 B, SIFMA Municipal Swap Index + 0.140% 0.47%, tender 7/1/39 (b)(d)	515,000	515,000
Hawaii Gen. Oblig.:
Series 2012 EE, 5% 11/1/21	410,000	413,319
Series 2015 EY, 5% 10/1/21	200,000	200,796
Series 2017 FN, 5% 10/1/21	405,000	406,612
Series 2020 A:
5% 7/1/24 (c)	655,000	738,278
5% 7/1/25 (c)	350,000	408,597
Series FE, 5% 10/1/21	400,000	401,592
Series GA, 5% 10/1/21	5,000,000	5,019,897
Honolulu City & County Gen. Oblig.:
Series 2015 B, 5% 10/1/21	200,000	200,786
Series 2022 A, 5% 11/1/26 (e)	815,000	950,723
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/22 (c)	45,000	46,955
5% 8/1/23 (c)	30,000	32,707
5.25% 8/1/24 (c)	890,000	971,316
TOTAL HAWAII		10,306,578
Idaho - 0.0%
Idaho Health Facilities Auth. Rev. Series 2015 ID, 5% 12/1/21	350,000	354,264
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	45,000	49,977
TOTAL IDAHO		404,241
Illinois - 3.2%
Chicago Board of Ed.:
Series 1999, 0% 12/1/22 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	560,000	558,070
Series 2019 A, 5% 12/1/23	1,000,000	1,099,315
Series 2021 B, 5% 12/1/21	400,000	404,572
Chicago Gen. Oblig. Series 2020 A, 5% 1/1/25	1,500,000	1,713,520
Chicago Midway Arpt. Rev.:
Series 2013 B:
5% 1/1/22	1,235,000	1,254,817
5% 1/1/23	205,000	218,182
5% 1/1/25	150,000	159,354
5% 1/1/26	275,000	291,959
Series 2014 A:
5% 1/1/22 (c)	2,865,000	2,910,099
5% 1/1/24 (c)	1,000,000	1,106,281
5% 1/1/26 (c)	525,000	579,245
5% 1/1/28 (c)	100,000	110,234
Series 2014 B, 5% 1/1/23	225,000	239,468
Series 2016 A, 5% 1/1/24 (c)	1,000,000	1,106,281
Series 2016 B, 5% 1/1/22	200,000	203,209
Chicago Motor Fuel Tax Rev. Series 2013:
5% 1/1/22	5,000	5,048
5% 1/1/23	10,000	10,352
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 A:
5% 1/1/23 (Pre-Refunded to 1/1/22 @ 100) (c)	1,000,000	1,015,851
5% 1/1/25 (Pre-Refunded to 1/1/22 @ 100) (c)	500,000	507,925
Series 2012 B:
5% 1/1/22 (c)	1,875,000	1,904,515
5% 1/1/22 (Escrowed to Maturity) (c)	1,000,000	1,015,851
Series 2013 A:
5% 1/1/22 (Escrowed to Maturity) (c)	1,400,000	1,422,191
5% 1/1/23 (c)	1,440,000	1,530,200
Series 2013 B:
5% 1/1/22 (Escrowed to Maturity)	135,000	137,186
5% 1/1/23	1,020,000	1,085,590
Series 2013 C, 5% 1/1/22 (Escrowed to Maturity) (c)	700,000	711,095
Series 2013 D, 5% 1/1/22 (Escrowed to Maturity)	70,000	71,133
Series 2015 B, 5% 1/1/23	475,000	505,544
Series 2015 D:
5% 1/1/22 (Escrowed to Maturity)	510,000	518,256
5% 1/1/23	200,000	212,666
Series 2016 A:
5% 1/1/23 (c)	250,000	265,660
5% 1/1/24 (c)	305,000	337,416
Series 2016 D, 5% 1/1/22	300,000	304,814
Series 2017 C, 5% 1/1/22	110,000	111,765
Series 2017 D:
5% 1/1/24 (c)	1,000,000	1,106,281
5% 1/1/27 (c)	85,000	103,776
Chicago Transit Auth. Cap. Grant Receipts Rev.:
Series 2017:
5% 6/1/24	445,000	500,640
5% 6/1/25	25,000	29,186
Series 2021:
5% 6/1/22	875,000	905,426
5% 6/1/23	1,075,000	1,161,711
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	25,000	25,395
Cook County Cmnty. Consolidated School District No. 59 Series 2020, 4% 3/1/22	480,000	489,317
Cook County Gen. Oblig.:
Series 2011 A, 5.25% 11/15/22	20,000	20,208
Series 2012 C:
5% 11/15/21	120,000	121,192
5% 11/15/22	740,000	783,430
5% 11/15/23	385,000	407,067
Series 2014 A:
5% 11/15/21	35,000	35,348
5% 11/15/22	375,000	397,008
Series 2016 A, 5% 11/15/21	2,250,000	2,272,344
Series 2021 A:
3% 11/15/21	1,000,000	1,005,877
5% 11/15/22	10,200,000	10,798,625
5% 11/15/23	4,550,000	5,022,826
5% 11/15/24	50,000	57,388
5% 11/15/25	50,000	59,421
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. Series 1991 A, 0% 7/15/23 (Escrowed to Maturity)	300,000	297,990
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2019, 0.55%, tender 11/1/21 (b)(c)	6,000,000	6,003,734
Illinois Fin. Auth.:
Bonds Series 2020 B, 5%, tender 11/15/24 (b)	1,450,000	1,629,743
Series 2013 A:
5% 6/1/23	540,000	585,739
5% 6/1/23 (Escrowed to Maturity)	55,000	59,552
Series 2020 A, 5% 8/15/22	750,000	784,780
Series 2021 A, 5% 10/1/25	2,000,000	2,374,422
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/26	35,000	41,789
(Edward-Elmhurst Healthcare) Series 2017 A, 5% 1/1/25	100,000	115,205
Bonds:
Series 2017 B, 5%, tender 12/15/22 (b)	265,000	281,335
Series E, 2.25%, tender 4/29/22 (b)	770,000	780,660
Series 2011 IL, 5% 12/1/22 (Pre-Refunded to 12/1/21 @ 100)	25,000	25,303
Series 2012 A:
5% 10/1/21	200,000	200,788
5% 5/15/22	250,000	258,358
5% 5/15/23 (Pre-Refunded to 5/15/22 @ 100)	30,000	31,022
Series 2012:
5% 9/1/21 (Escrowed to Maturity)	45,000	45,000
5% 9/1/22 (Escrowed to Maturity)	75,000	78,608
Series 2013, 4% 10/1/21	400,000	401,240
Series 2014 A, 5.25% 7/1/44 (Pre-Refunded to 7/1/23 @ 100)	3,000,000	3,273,774
Series 2014, 5% 8/1/22	1,000,000	1,044,577
Series 2015 A:
5% 11/15/22	1,000,000	1,057,062
5% 11/15/22	10,000	10,577
5% 11/15/24	35,000	40,148
5% 11/15/25	45,000	53,396
5% 11/15/26	45,000	52,984
Series 2015 B, 5% 11/15/24	45,000	51,572
Series 2016 A:
5% 2/15/23	20,000	21,406
5% 8/15/23 (Escrowed to Maturity)	35,000	38,237
5% 8/15/24 (Escrowed to Maturity)	50,000	56,919
5% 7/1/25	250,000	294,354
Series 2016 C:
5% 2/15/22	225,000	229,975
5% 2/15/23	700,000	749,416
5% 2/15/24	230,000	257,298
Series 2016:
5% 12/1/21	5,000,000	5,058,254
5% 7/1/22	65,000	67,656
5% 11/15/23	235,000	259,092
5% 11/15/24	245,000	280,189
5% 5/15/25	10,000	11,669
5% 12/1/25	325,000	384,842
5% 5/15/26	20,000	24,089
5% 5/15/27	25,000	29,988
Series 2017:
5% 1/1/23	35,000	37,285
5% 1/1/25	50,000	57,729
Series 2018 A, 5% 5/15/24	250,000	281,351
Series 2019:
5% 9/1/22	225,000	235,337
5% 4/1/26	1,000,000	1,195,431
Illinois Gen. Oblig.:
Series 2012 A, 4% 1/1/23	30,000	30,374
Series 2012:
4% 9/1/22	200,000	207,465
5% 3/1/22	845,000	865,112
5% 8/1/22	1,760,000	1,836,345
5% 8/1/22 (FSA Insured)	2,800,000	2,924,235
Series 2013 A, 5% 4/1/24	795,000	855,562
Series 2013:
5% 7/1/22	375,000	389,801
5.5% 7/1/24	835,000	913,837
Series 2014:
5% 2/1/22	65,000	66,288
5% 4/1/23	50,000	53,670
5% 2/1/25	50,000	55,379
Series 2016:
5% 11/1/21	1,505,000	1,516,852
5% 1/1/22	1,650,000	1,676,120
5% 2/1/24	450,000	499,446
5% 1/1/26	300,000	353,803
5% 2/1/26	1,235,000	1,459,946
Series 2017 A:
5% 12/1/22	5,000,000	5,292,308
5% 12/1/23	750,000	827,100
Series 2017 D, 5% 11/1/21	5,180,000	5,220,882
Series 2018 A:
5% 10/1/21	2,300,000	2,308,922
5% 10/1/26	1,340,000	1,612,097
5.25% 5/1/22	1,660,000	1,715,300
Series 2018 B, 5% 10/1/21	700,000	702,715
Series 2020 D, 5% 10/1/22	7,500,000	7,883,753
Series 2020 May, 5.125% 5/1/22	275,000	283,924
Series 2021 A:
5% 3/1/22	1,655,000	1,694,334
5% 3/1/23	380,000	406,482
5% 3/1/24	2,000,000	2,227,313
Series 2021 B:
5% 3/1/22	2,110,000	2,160,219
5% 3/1/23	670,000	716,693
Illinois Health Facilities Auth. Rev. Series 2003, 1.6% 11/15/22	315,000	318,300
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Bonds Series 2020, 0.325%, tender 8/1/22 (b)	12,250,000	12,266,430
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/22	1,270,000	1,295,242
5% 2/1/23	25,000	26,689
Illinois Reg'l. Trans. Auth.:
Series 2004 A, 5.5% 6/1/22 (FSA Insured)	350,000	363,962
Series 2017 A, 5% 7/1/24	285,000	322,530
Illinois Sales Tax Rev.:
Series 2013, 5% 6/15/24	400,000	433,218
Series 2016 D, 5% 6/15/23	1,500,000	1,626,912
Series 2021 A:
3% 6/15/22 (e)	1,670,000	1,705,931
4% 6/15/23 (e)	3,175,000	3,385,110
4% 6/15/24 (e)	1,670,000	1,838,048
Illinois State Univ. Revs. Series 2018 A, 5% 4/1/23 (FSA Insured)	290,000	311,147
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 A:
5% 12/1/21	1,165,000	1,179,104
5% 12/1/22	1,090,000	1,156,312
Series 2018 A, 5% 1/1/25	485,000	559,794
Kane County School District #129, Aurora West Side Series 2014 A, 2.75% 2/1/22	1,000,000	1,008,816
Kane County School District No. 131:
Series 2020 A:
3% 12/1/21 (FSA Insured)	355,000	357,214
4% 12/1/22 (FSA Insured)	235,000	244,920
5% 12/1/23 (FSA Insured)	290,000	318,178
Series 2020 B:
3% 12/1/21 (FSA Insured)	510,000	513,181
4% 12/1/22 (FSA Insured)	435,000	453,363
Kane, Cook, DuPage, McHenry & DeKalb Counties Cmnty. College District #509 Elgin Series 2021 B:
4% 12/15/23	155,000	168,427
4% 12/15/24	450,000	504,329
Kendall, Kane & Will Counties Cmnty. Unit School District #308:
Series 2008, 0% 2/1/22 (FSA Insured)	265,000	264,449
Series 2011, 5.5% 2/1/23	550,000	587,294
Lake County Cmnty. Consolidated School District Series 2020, 4% 2/1/22 (FSA Insured)	310,000	314,762
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24 (Pre-Refunded to 1/15/24 @ 100)	105,000	103,068
0% 1/15/25	110,000	106,493
0% 1/15/26	80,000	76,167
McHenry County Conservation District Gen. Oblig. Series 2014, 5% 2/1/23	65,000	69,295
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	147,914
Series 2012 B, 5% 12/15/22	1,655,000	1,752,002
Series 2022 A, 3% 6/15/24 (e)	630,000	656,868
Northern Illinois Univ. Revs. Series 2020 B, 5% 4/1/22 (Build America Mutual Assurance Insured)	250,000	256,848
Peoria County Gen. Oblig. Series 2021 A:
4% 1/1/22	150,000	151,876
4% 1/1/24	1,000,000	1,084,574
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/22	2,320,000	2,403,886
5% 6/1/23	2,990,000	3,239,408
5% 6/1/24	635,000	716,448
5% 6/1/25	390,000	456,410
Skokie Pk District Series 2003, 0% 12/1/22	1,830,000	1,814,638
Southern Illinois Univ. Rev. Series 2021 A, 4% 4/1/22	650,000	664,036
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2014 C, 5% 3/15/23	265,000	284,683
Univ. of Illinois Rev.:
Series 2015 A, 3% 4/1/22	455,000	462,563
Series 2016 A, 5% 4/1/22	245,000	251,915
Series 2018 A, 5% 4/1/22	1,000,000	1,028,224
Series 2018 B, 5% 4/1/23 (FSA Insured)	270,000	290,627
Series 2019 A, 5% 4/1/22	485,000	498,689
Village of Westchester Gen. Oblig. Series 2021, 4% 12/1/22	500,000	523,095
Waukegan Gen. Oblig.:
Series 2018 A:
4% 12/30/21 (FSA Insured)	410,000	414,989
4% 12/30/22 (FSA Insured)	425,000	445,008
Series 2018 B, 4% 12/30/22 (FSA Insured)	400,000	418,831
Western Illinois Univ. Board Rev. Series 2020, 4% 4/1/22	1,200,000	1,225,912
Whiteside & Lee Counties Cmnty. Unit School District Series 2018 A, 4% 12/1/21	1,325,000	1,337,166
TOTAL ILLINOIS		177,241,577
Indiana - 0.7%
Fort Wayne Cmnty. Schools Bldg. Corp. Series 2021:
4% 7/15/22	575,000	594,291
4% 1/15/23	625,000	657,628
Hammond Loc Pub. Impt. Bd Bank Series 2021 A, 2% 12/31/21	1,170,000	1,174,826
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 2.95%, tender 10/1/21 (b)(c)	500,000	501,119
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.17%, tender 9/1/21 (b)(c)	2,000,000	2,000,000
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (b)	710,000	752,188
Indiana Fin. Auth. Hosp. Rev.:
(Cmnty. Health Network Proj.) Series 2012 A, 5% 5/1/42 (Pre-Refunded to 5/1/23 @ 100)	2,000,000	2,161,132
Bonds:
Series 2011 H, 1.65%, tender 1/1/22 (b)	3,300,000	3,316,240
Series 2011 M, 0.7%, tender 1/1/26 (b)	3,680,000	3,691,507
Series 2015 B, 1.65%, tender 1/1/22 (b)	1,290,000	1,296,348
Series 2013:
5% 8/15/22	15,000	15,694
5% 8/15/23	20,000	21,882
Series 2016 A, 5% 12/1/21	200,000	202,406
Indiana Fin. Auth. Rev.:
(Butler Univ. Proj.):
Series 2012 A, 5% 2/1/25	515,000	525,137
Series 2019:
3% 2/1/22	210,000	212,358
3% 2/1/23	225,000	233,555
4% 2/1/24	200,000	217,290
4% 2/1/25	275,000	307,751
(Citizens Energy Group Proj.) Series 2016 A, 4% 10/1/21	305,000	305,961
(DePauw Univ. Proj.) Series 2019, 5% 7/1/22	600,000	622,465
Series 2016, 5% 9/1/26	205,000	248,213
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2011 A, 5.25% 10/1/22	215,000	215,883
Series 2012 A, 5% 10/1/22	35,000	36,851
Series 2014 A:
5% 10/1/21	10,000	10,040
5% 10/1/22	15,000	15,793
Series 2015 A:
5% 10/1/24	35,000	40,143
5% 10/1/25	35,000	40,107
Series 2021 A, 3% 10/1/21	285,000	285,668
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A2, 2%, tender 2/1/23 (b)	155,000	158,664
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2017 A, 5% 1/1/25	705,000	811,691
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.):
Series 2016 A1:
5% 1/1/23 (c)	45,000	47,837
5% 1/1/24 (c)	60,000	66,555
5% 1/1/25 (c)	65,000	74,860
Series 2019 D, 5% 1/1/24 (c)	150,000	166,387
Series 2021 A:
5% 6/1/22	1,265,000	1,310,058
5% 6/1/23	255,000	275,896
Indianapolis Multifamily Hsg. Rev. Bonds Series A, 1.4%, tender 9/1/21 (b)	4,000,000	4,000,000
Marion High School Bldg. Corp.:
Series 2021 A:
4% 1/15/24	240,000	260,383
4% 1/15/25	250,000	279,253
4% 7/15/25	255,000	288,644
Series 2021 B, 4% 1/15/23	205,000	215,325
Purdue Univ. Rev. Series 2012 AA, 5% 7/1/27	255,000	264,853
Upland Econ. Dev. Rfdg. Rev. (Taylor Univ. Proj.) Series 2021:
4% 9/1/21	175,000	175,000
4% 9/1/22	200,000	207,386
4% 9/1/23	275,000	295,115
Vinton Tecumseh School Bldg. Corp. Series 2021:
3% 1/15/24	490,000	519,831
3% 7/15/25	515,000	563,466
Warrick County Envir. Impt. Rev. Bonds (Southern Indiana Gas and Elec. Co.) Series 2015, 0.875%, tender 9/1/23 (b)(c)	2,800,000	2,804,547
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.):
Series 2015, 5%, tender 11/1/22 (b)(c)	1,780,000	1,880,134
Series 2016 A, 5%, tender 3/1/23 (b)(c)	3,400,000	3,644,392
Series 2019 A, 5%, tender 6/5/26 (b)(c)	1,645,000	1,990,910
TOTAL INDIANA		40,003,663
Iowa - 0.1%
Iowa Fin. Auth. Rev. Series 2018 B:
5% 2/15/22	540,000	551,840
5% 2/15/24	200,000	223,005
Iowa Fin. Auth. Solid Waste Facilities Bonds (Gevo NW Iowa RNG, LLC Renewable Natural Gas Proj.) Series 2021, 1.5%, tender 4/1/24, LOC Citibank NA (b)(c)	1,500,000	1,513,902
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2017, 4% 12/1/24	250,000	279,779
Iowa Student Ln. Liquidity Corp. Student Ln. Rev.:
Series 2015 A, 5% 12/1/21 (c)	1,000,000	1,011,803
Series 2018 A:
5% 12/1/21 (c)	500,000	505,800
5% 12/1/22 (c)	725,000	765,723
Series 2019 B, 5% 12/1/23 (c)	600,000	661,142
TOTAL IOWA		5,512,994
Kansas - 0.1%
Desoto Unified School District # 232 Series 2015 A, 5% 9/1/22	35,000	36,710
Kansas Dept. of Trans. Hwy. Rev. Series 2004 C1, 1 month U.S. LIBOR + 0.300% 0.367% 9/1/21 (b)(d)	5,000,000	5,000,000
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/22	10,000	10,467
5% 9/1/23	15,000	16,383
5% 9/1/25	15,000	17,640
TOTAL KANSAS		5,081,200
Kentucky - 1.0%
Ashland Med. Ctr. Rev.:
(Ashland Hosp. Corp. D/B/A King's Daughters Med. Ctr. Proj.) Series 2016 A:
5% 2/1/24	30,000	33,198
5% 2/1/25	20,000	22,948
Series 2019, 5% 2/1/22	500,000	509,367
Hazard Healthcare Rev. Series 2021:
5% 7/1/23	350,000	380,565
5% 7/1/24	230,000	260,637
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/22	285,000	289,573
5% 1/1/24	200,000	222,346
Kentucky Asset/Liability Commission Agcy. Fund Rev. Series A, 5% 9/1/22	2,000,000	2,096,654
Kentucky Asset/Liability Commission Gen. Fund Rev. Series 2021 A, 5% 11/1/24	435,000	497,830
Kentucky Bond Dev. Corp. (Lexington Ctr. Corp. Proj.) Series 2018 A, 5% 9/1/21 (Escrowed to Maturity)	435,000	435,000
Kentucky Bond Dev. Corp. Edl. Facilities:
(Transylvania Univ. Proj.) Series 2021 A, 2% 3/1/23	320,000	326,158
(Transylvania Univ. Proj.) Series 2021 A, 4% 3/1/25	340,000	375,490
Kentucky Econ. Dev. Fin. Auth. Bonds Series 2009 B, 2.7%, tender 11/10/21 (b)	720,000	723,204
Kentucky Higher Ed. Student Ln. Corp. Rev.:
Series 2019 A1 5% 6/1/23 (c)	250,000	269,479
Series 2019 A1, 5% 6/1/22 (c)	200,000	206,954
Kentucky Hsg. Corp. Multi-family Rev. Bonds:
(Cambridge Square Proj.) Series 2021, 0.3%, tender 2/1/24 (b)	3,500,000	3,502,715
(City View Park Proj.) Series 2020, 1.16%, tender 2/7/22 (b)	4,000,000	4,017,320
Kentucky Rural Wtr. Fin. Corp. Series 2020 E, 0.425% 12/1/21	3,000,000	3,000,180
Kentucky State Property & Buildings Commission Rev.:
Series 2005, 5% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	261,215
Series 2013 A, 5% 10/1/23	365,000	400,651
Series 2015, 4% 8/1/25	200,000	227,065
Series 2016 B:
5% 11/1/23	2,730,000	3,006,980
5% 11/1/24	285,000	326,262
Series 2016:
3% 2/1/24	350,000	371,422
5% 11/1/23	1,435,000	1,582,567
5% 2/1/24	275,000	305,797
5% 10/1/24	425,000	485,050
Series 2017:
5% 4/1/22	400,000	411,409
5% 4/1/23	600,000	646,335
5% 4/1/24	900,000	1,007,472
Series 2018:
5% 5/1/22	385,000	397,555
5% 5/1/23	1,415,000	1,529,957
Series A:
5% 10/1/21	765,000	768,038
5% 11/1/21	350,000	352,827
5% 2/1/22	550,000	561,188
5% 11/1/22	610,000	644,802
5% 11/1/25	350,000	414,303
Series B:
5% 11/1/21	975,000	982,875
5% 8/1/22	4,660,000	4,869,052
5% 8/1/23	2,945,000	3,219,658
Series C, 5% 11/1/21	2,875,000	2,898,222
Kentucky State Univ. Ctfs. of Prtn. (Kentucky State Univ. Proj.) Series 2021, 5% 11/1/25	280,000	328,786
Kentucky, Inc. Pub. Energy:
Bonds Series 2019 A1, 4%, tender 6/1/25 (b)	1,000,000	1,124,305
Series A, 4% 12/1/22	350,000	365,896
Louisville & Jefferson County:
Bonds:
Series 2020 B, 5%, tender 10/1/23 (b)	840,000	922,601
Series 2020 C, 5%, tender 10/1/26 (b)	2,015,000	2,456,218
Series 2016 A, 5% 10/1/22	200,000	210,309
Louisville & Jefferson County Gen. Oblig. Series 2020 A, 5% 10/1/24	2,005,000	2,298,283
Louisville Reg'l. Arpt. Auth. Sys. Rev. Series 2014 A:
5% 7/1/23 (c)	1,750,000	1,897,772
5% 7/1/24 (c)	155,000	174,848
Louisville/Jefferson County Metropolitan Gov. Series 2012 A:
5% 12/1/28 (Pre-Refunded to 6/1/22 @ 100)	55,000	56,966
5% 12/1/29 (Pre-Refunded to 6/1/22 @ 100)	230,000	238,221
Paducah Elec. Plant Board Rev. Series 2019, 5% 10/1/22	2,005,000	2,102,518
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2001 A, 2.3%, tender 9/1/21 (b)	600,000	600,000
Univ. Louisville Revs. Series 2016 C, 3% 9/1/21	780,000	780,000
TOTAL KENTUCKY		56,397,043
Louisiana - 0.3%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/22 (FSA Insured)	900,000	932,612
Louisiana Gen. Oblig.:
Series 2015 A, 5% 5/1/24	350,000	394,585
Series 2016 D, 5% 9/1/24	155,000	177,058
Louisiana Local Govt. Envir. Facilities and Cmnty. Dev. Auth. Bonds (East Baton Rouge Sewerage Commission Proj.) Series 2020 B, 0.875%, tender 2/1/25 (b)	4,000,000	4,009,163
Louisiana Offshore Term. Auth. Deepwater Port Rev. Bonds Series 2010 B-1A, 2%, tender 10/1/22 (b)	815,000	820,473
Louisiana Stadium and Exposition District:
Series 2013 A, 5% 7/1/22	20,000	20,790
Series 2021, 4% 7/3/23	1,685,000	1,776,424
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B, 5% 1/1/25 (c)	150,000	172,431
Series 2017 B:
5% 1/1/22 (c)	280,000	284,408
5% 1/1/23 (c)	1,070,000	1,137,469
5% 1/1/24 (c)	20,000	22,160
5% 1/1/25 (c)	5,000	5,748
5% 1/1/26 (c)	15,000	17,830
Series 2017 D2:
5% 1/1/22 (c)	345,000	350,431
5% 1/1/23 (c)	10,000	10,631
5% 1/1/24 (c)	15,000	16,620
5% 1/1/25 (c)	115,000	132,197
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 2%, tender 4/1/23 (b)	4,780,000	4,882,819
State of Louisiana Grant Anticipation Rev. Series 2021:
5% 9/1/23	865,000	948,579
5% 9/1/24	785,000	896,966
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	110,000	118,764
TOTAL LOUISIANA		17,128,158
Maine - 0.0%
Maine Fin. Auth. Student Ln. Rev. Series 2019 A, 5% 12/1/23 (FSA Insured) (c)	500,000	549,174
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2020 A, 4% 7/1/22	425,000	438,442
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/22	40,000	41,621
5% 7/1/24	630,000	713,918
5% 7/1/26	250,000	294,041
TOTAL MAINE		2,037,196
Maryland - 0.4%
Baltimore County Gen. Oblig. Series 2020, 4% 1/1/22	830,000	840,549
Baltimore Proj. Rev.:
(Wtr. Projs.) Series 2020 A:
5% 7/1/23	400,000	435,395
5% 7/1/24	635,000	720,744
Series 2017 D:
5% 7/1/24	70,000	79,452
5% 7/1/25	75,000	88,338
Howard County Gen. Oblig. Series A, 5% 8/15/22	1,000,000	1,046,965
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	245,000	271,977
Series 2020 C, 0.625% 7/1/22	500,000	500,558
Series 2021 A, 0.83% 5/1/23 (f)	4,000,000	4,001,222
Series A:
0.2% 3/1/23	1,015,000	1,013,399
0.25% 9/1/23	775,000	773,107
Maryland Health & Higher Edl.:
Bonds Series 2020, 5%, tender 7/1/25 (b)	1,000,000	1,149,180
Series 2020, 4% 1/1/22	200,000	202,206
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2015:
5% 7/1/22	20,000	20,786
5% 7/1/23	20,000	21,720
5% 7/1/24	45,000	50,885
5% 7/1/25	40,000	46,896
5% 7/1/25 (Pre-Refunded to 7/1/24 @ 100)	1,145,000	1,299,001
Series 2019 A, 5% 10/1/21	380,000	381,446
Series 2020 A, 4% 7/1/22	100,000	103,078
Series 2020 B, 5% 4/15/23	675,000	728,047
Maryland Trans. Auth. Trans. Facility Projs. Rev.:
Series 2020, 5% 7/1/22	1,500,000	1,561,429
Series 2021 A, 5% 7/1/24	1,250,000	1,419,549
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 0.08%, tender 9/1/21 (b)	7,950,000	7,950,000
TOTAL MARYLAND		24,705,929
Massachusetts - 1.1%
Boston Hsg. Auth. Cap. Prog. Series 2020 B:
5% 4/1/23	450,000	484,452
5% 4/1/24	475,000	532,768
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2016 A, 0% 7/1/23	355,000	354,111
Series 2021, 4% 5/1/25	2,500,000	2,833,245
Series B, 5% 7/1/22	900,000	936,780
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Bonds Series 2019 A, 5%, tender 1/1/23 (b)	3,780,000	4,019,920
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. Bonds Series 2021, 0.25%, tender 7/1/23 (b)	1,750,000	1,747,858
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds:
Series 2011 N, 0.45%, tender 7/1/25 (b)	1,000,000	999,979
Series S3, SIFMA Municipal Swap Index + 0.500% 0.52%, tender 1/26/23 (b)(d)	3,400,000	3,406,215
Series 2015 C, 5% 10/1/22	200,000	210,174
Series 2015 H1, 5% 7/1/22	575,000	597,857
Series 2016 A, 5% 7/15/22	30,000	31,289
Series 2016 I:
5% 7/1/22	410,000	425,736
5% 7/1/23	15,000	16,229
5% 7/1/24	25,000	28,088
5% 7/1/25	20,000	23,249
5% 7/1/26	20,000	23,961
Series 2019 A:
5% 7/1/22	450,000	467,272
5% 7/1/24	155,000	174,333
Series 2019 O:
5% 12/1/23	130,000	143,464
5% 12/1/24	100,000	114,650
Series 2020 A2, 5% 7/1/22	310,000	322,562
Series C:
5% 10/1/21 (FSA Insured)	250,000	250,952
5% 10/1/22 (FSA Insured)	275,000	288,990
5% 10/1/23 (FSA Insured)	350,000	383,110
5% 10/1/24 (FSA Insured)	325,000	369,739
Series Q, 5% 7/1/22	250,000	260,131
Massachusetts Edl. Fing. Auth. Rev.:
Series 2011 J, 5.125% 7/1/22 (c)	2,080,000	2,082,596
Series 2013, 5% 7/1/22 (c)	400,000	415,832
Series 2014:
5% 1/1/23 (c)	3,000,000	3,185,008
5% 1/1/24 (c)	5,000,000	5,527,703
Series 2015 A:
5% 1/1/22 (c)	600,000	609,587
5% 1/1/23 (c)	9,000,000	9,561,255
5% 1/1/24 (c)	8,250,000	9,116,641
Series 2016 J:
5% 7/1/22 (c)	1,475,000	1,533,507
5% 7/1/23 (c)	725,000	786,220
Series 2016, 5% 7/1/24 (c)	535,000	603,021
Series 2020 C, 5% 7/1/23 (c)	375,000	406,666
Series 2021 B:
5% 7/1/24 (c)	750,000	844,904
5% 7/1/25 (c)	500,000	582,674
Massachusetts Gen. Oblig. Bonds Series D2, 1.7%, tender 8/1/22 (b)	730,000	740,275
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Partners Healthcare Sys., Inc. Proj.) Series 2007 G2, 0.048%, tender 9/7/21 (FSA Insured) (b)	4,790,000	4,790,000
Bonds Series I, 0.7%, tender 7/1/25 (b)	395,000	397,875
Series 2010 A, 5% 10/1/21	250,000	250,976
Massachusetts Port Auth. Rev.:
Series 2017 A:
5% 7/1/24 (c)	65,000	73,500
5% 7/1/25 (c)	25,000	29,269
Series 2019 C, 5% 7/1/24 (c)	345,000	390,117
Series 2021 E, 5% 7/1/23 (c)	500,000	543,183
TOTAL MASSACHUSETTS		61,917,923
Michigan - 1.1%
Armada Area Schools Series 2014, 4% 5/1/22	305,000	312,695
Brandon School District Series A, 5% 5/1/23	430,000	464,107
Carman-Ainsworth Cmnty. School District Series 2021, 4% 5/1/24	1,335,000	1,458,759
Chippewa Valley Schools Series 2016 B, 5% 5/1/24	200,000	225,420
Clarkston Cmnty. Schools Series 2015, 5% 5/1/22	35,000	36,117
Dearborn School District Series 2017, 5% 5/1/22	250,000	258,153
Detroit Downtown Dev. Auth. Tax:
Series 1, 5% 7/1/22 (FSA Insured)	500,000	519,790
Series A, 5% 7/1/25 (FSA Insured)	550,000	618,601
Grand Blanc Cmnty. Schools Series 2013, 5% 5/1/22	40,000	41,296
Grand Rapids Pub. Schools Series 2017, 5% 5/1/23 (FSA Insured)	30,000	32,411
Grand Traverse County Hosp. Fin. Auth. Series 2021:
5% 7/1/24	650,000	736,385
5% 7/1/25	480,000	563,555
Grosse Ile Township School District Unltd. Tax Gen. Oblig. Series 2016, 2% 5/1/24	125,000	130,183
Huron School District Series 2019, 5% 5/1/24	205,000	230,587
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/22	20,000	20,673
5% 5/15/24	10,000	11,269
5% 5/15/25	15,000	17,527
5% 5/15/26	15,000	18,098
Kent City Cmnty. Schools Series 2020, 4% 5/1/23	205,000	217,716
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 0.27%, tender 3/29/22 (b)(d)	1,000,000	1,000,000
Lake Superior State Univ. Series 2021, 4% 11/15/22 (FSA Insured)	305,000	318,630
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2016 I, 5% 4/15/24	60,000	67,537
Michigan Fin. Auth. Rev.:
(Detroit Wtr. and Sewage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.):
Series 2014 C3, 5% 7/1/22 (FSA Insured)	1,155,000	1,201,309
Series 2014 D1, 5% 7/1/22 (FSA Insured)	2,845,000	2,959,069
(Trinity Health Proj.) Series 2017, 5% 12/1/23	250,000	276,965
Bonds:
Series 2016 E1, 4%, tender 8/15/24 (b)	275,000	305,319
Series 2016 MI2, SIFMA Municipal Swap Index + 0.480% 0.5%, tender 9/2/21 (b)(d)	5,000,000	5,000,725
Series 2019 B, 3.5%, tender 11/15/22 (b)	5,750,000	5,953,345
Series 2019 MI2, 5%, tender 2/1/25 (b)	1,605,000	1,854,569
Series 2012:
4% 11/15/21	400,000	403,095
5% 11/1/22	350,000	369,968
Series 2015 A:
5% 8/1/22	1,380,000	1,440,604
5% 8/1/23	630,000	687,354
Series 2015 D1:
0.25% 10/15/22	500,000	500,320
0.4% 10/15/23	650,000	650,682
0.55% 10/15/24	300,000	301,335
0.75% 10/15/25	250,000	252,263
Series 2015 MI:
5% 12/1/22	600,000	636,658
5% 12/1/24	100,000	115,351
Series 2015, 5% 11/15/21	710,000	716,933
Series 2016:
5% 11/15/22	715,000	756,246
5% 11/15/23	225,000	248,539
Series 2020 A:
4% 6/1/22	1,000,000	1,027,775
5% 6/1/24	1,000,000	1,125,180
Michigan Gen. Oblig. Series 2016:
5% 3/15/22	50,000	51,284
5% 3/15/23	85,000	91,177
Michigan Hosp. Fin. Auth. Rev.:
Bonds:
(Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (b)	330,000	341,093
Series 2010 F1, 4%, tender 6/1/23 (b)	200,000	213,415
Series 2005 A4, 5% 11/1/21	3,805,000	3,835,478
Series 2008 C, 5% 12/1/21	500,000	506,091
Series 2012 A, 5% 6/1/23	200,000	207,296
Michigan Strategic Fund Exempt Facilities Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 0.58%, tender 8/1/24 (b)(c)	150,000	150,043
Michigan Strategic Fund Ltd. Oblig. Rev.:
Bonds:
Series 2008 ET2, 1.45%, tender 9/1/21 (b)	2,700,000	2,700,000
Series CC, 1.45%, tender 9/1/21 (b)	380,000	380,000
Series 2019, 4% 11/15/22	730,000	756,556
Michigan Trunk Line Fund Rev.:
Series 2005, 5.5% 11/1/21 (FSA Insured)	465,000	469,145
Series 2020 A, 5% 11/15/21	1,500,000	1,515,021
Northern Michigan Univ. Revs. Series 2018 A, 5% 12/1/22	700,000	741,858
Novi Cmnty. School District Series I, 4% 5/1/23	550,000	585,352
Oakland Univ. Rev. Series 2016, 5% 3/1/22	385,000	394,210
Portage Pub. Schools Series 2016:
5% 5/1/23	45,000	48,617
5% 11/1/23	30,000	33,051
5% 5/1/24	40,000	44,970
5% 11/1/24	45,000	51,576
5% 5/1/25	25,000	29,172
5% 11/1/25	25,000	29,673
5% 11/1/28	20,000	24,143
Rockford Pub. Schools Gen. Oblig. Series 2019 I, 4% 5/1/22	285,000	292,229
Roseville Cmnty. Schools Series 2014, 5% 5/1/23	300,000	324,110
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/21	410,000	410,000
5% 9/1/23	10,000	10,932
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J:
5% 7/1/22	455,000	473,165
5% 7/1/23	250,000	271,832
Warren Consolidated School District Series 2019, 4% 5/1/23	230,000	244,386
Wayne County Arpt. Auth. Rev.:
Series 2011 A:
4.125% 12/1/22 (FSA Insured) (c)	530,000	535,115
5% 12/1/21 (c)	8,505,000	8,605,812
5% 12/1/22 (c)	250,000	252,953
Series 2012 B, 5% 12/1/22 (c)	485,000	513,876
Series 2017 B, 5% 12/1/21 (c)	300,000	303,533
Wayne State Univ. Revs. Series 2015 A, 5% 11/15/21	310,000	313,059
Wayne-Westland Cmnty. Schools Series 2019, 5% 11/1/24	335,000	384,529
TOTAL MICHIGAN		60,217,865
Minnesota - 0.3%
Maple Grove Health Care Sys. Rev. Series 2017:
4% 5/1/22	110,000	112,633
5% 5/1/23	110,000	118,361
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(Allina Health Sys. Proj.) Series 2017 A, 5% 11/15/23	355,000	392,306
Series 2017 A, 5% 11/15/21	325,000	328,207
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2014 A:
5% 1/1/22	20,000	20,321
5% 1/1/23	20,000	21,286
Series 2014 B:
5% 1/1/22 (c)	45,000	45,714
5% 1/1/23 (c)	20,000	21,272
Series 2016 B:
4% 1/1/23	300,000	315,305
5% 1/1/22	985,000	1,000,106
Series 2016 C, 5% 1/1/22	485,000	492,782
Series 2016, 5% 1/1/25	620,000	716,731
Series 2019 B, 5% 1/1/22 (c)	3,000,000	3,047,631
Series 2019 C, 5% 1/1/26	380,000	454,209
Minneapolis Multi-family Rev. Bonds Series 2019, 1.55%, tender 11/1/21 (b)	4,050,000	4,059,085
Minnesota Hsg. Fin. Agcy.:
Bonds Series 2018 D, SIFMA Municipal Swap Index + 0.430% 0.45%, tender 7/3/23 (b)(d)	2,955,000	2,961,655
Series 2021 A:
0.25% 1/1/22 (c)	200,000	200,018
0.3% 7/1/22 (c)	200,000	200,071
0.4% 1/1/23 (c)	200,000	200,186
0.5% 7/1/23 (c)	200,000	200,375
0.625% 1/1/24 (c)	400,000	401,224
Series H:
0.55% 1/1/23 (c)	190,000	190,479
0.65% 1/1/24 (c)	200,000	200,820
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	65,000	72,364
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2017:
5% 1/1/22	25,000	25,393
5% 1/1/23	250,000	265,625
5% 1/1/24	35,000	38,763
Rochester Health Care Facilities Rev. Bonds (Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (b)	1,905,000	1,921,672
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 1994 A, 0% 1/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	290,000	286,559
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A:
5% 1/1/22	20,000	20,322
5% 1/1/23	65,000	69,135
5% 1/1/24	20,000	22,210
TOTAL MINNESOTA		18,422,820
Mississippi - 0.1%
Jackson Gen. Oblig. Series 2021:
5% 3/1/22	325,000	332,510
5% 3/1/23	325,000	347,114
5% 3/1/24	500,000	558,386
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2004, 0.55%, tender 9/1/21 (b)(c)	1,700,000	1,700,000
Mississippi Dev. Bank Spl. Obl (Jackson Mississippi Sales Tax Rev. Infrastructure Proj.) Series 2020, 5% 9/1/24	740,000	839,352
Mississippi Hosp. Equip. & Facilities Auth.:
(Forrest County Gen. Hosp. Rfdg. Proj.) Series 2019 B, 5% 1/1/22	350,000	355,510
Bonds Series 2020 A2, 0.65%, tender 9/1/21 (b)	300,000	300,000
Series I, 5% 10/1/22	420,000	441,790
TOTAL MISSISSIPPI		4,874,662
Missouri - 0.5%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/22	15,000	15,321
5% 3/1/23	20,000	21,277
5% 3/1/24	15,000	16,565
5% 3/1/25	15,000	17,136
5% 3/1/26	20,000	23,537
Missouri Health & Edl. Facilities Rev.:
Bonds Series 2021 B, 4%, tender 5/1/26 (b)	9,000,000	10,436,254
Series 2014 A, 5% 6/1/24	1,710,000	1,934,877
Series 2020:
5% 11/15/21	520,000	525,078
5% 11/15/22	660,000	698,073
5% 11/15/23	815,000	899,122
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	65,000	72,144
Missouri State Pub. Util. Commn Rev. Series 2020, 0.5% 3/1/22	5,000,000	5,001,044
Ozarks Technical Cmnty. College Series 2021:
5% 3/1/23	225,000	240,836
5% 3/1/25	225,000	260,077
Saint Louis Arpt. Rev.:
Series 2017 A:
5% 7/1/22 (FSA Insured)	1,175,000	1,222,312
5% 7/1/23 (FSA Insured)	1,160,000	1,262,198
Series 2017 B, 5% 7/1/22 (FSA Insured) (c)	500,000	519,747
Series 2019 B:
5% 7/1/22 (c)	365,000	379,415
5% 7/1/23 (c)	385,000	418,251
5% 7/1/24 (c)	400,000	452,067
5% 7/1/25 (c)	420,000	491,187
Series 2019 C, 5% 7/1/25	660,000	776,267
TOTAL MISSOURI		25,682,785
Montana - 0.0%
Montana Board Hsg. Single Family:
Series 2019 B, 4% 6/1/50	30,000	33,939
Series A1, 3.5% 6/1/50	445,000	489,731
Montana Facility Fin. Auth. Rev. Series 2019 A, 5% 1/1/22	430,000	436,914
TOTAL MONTANA		960,584
Nebraska - 0.3%
Central Plains Energy Proj. Gas Supply:
Bonds Series 2019, 4%, tender 8/1/25 (b)	1,170,000	1,323,207
Series 2019:
4% 2/1/22	1,465,000	1,487,998
4% 8/1/23	580,000	621,501
Douglas County Hosp. Auth. #2 Health Facilities Rev. Series 2020:
5% 11/15/21	100,000	100,976
5% 11/15/22	130,000	137,499
Gretna Ctfs. Prtn. Series 2021, 4% 12/15/25	2,620,000	2,916,941
Lincoln Arpt. Auth. Series 2021, 5% 7/1/23 (c)	725,000	787,615
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2019 B, 4% 9/1/49 (c)	140,000	153,943
Nebraska Pub. Pwr. District Rev.:
Bonds Series 2020 A, 0.6%, tender 7/1/23 (b)	5,800,000	5,825,407
Series 2012 A, 4% 1/1/22	200,000	202,501
Series 2016 C, 5% 1/1/25	200,000	230,627
Series B, 5% 1/1/23	250,000	265,729
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/25	200,000	231,838
TOTAL NEBRASKA		14,285,782
Nevada - 1.0%
Clark County Arpt. Rev.:
(Sub Lien Proj.) Series 2017 A-1, 5% 7/1/22 (c)	360,000	374,465
Series 2019 A, 5% 7/1/23	200,000	217,698
Series 2019 D, 5% 7/1/22	10,000,000	10,404,375
Series 2021 B:
5% 7/1/22 (c)	1,510,000	1,570,025
5% 7/1/23 (c)	2,500,000	2,715,915
5% 7/1/24 (c)	2,145,000	2,422,910
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev.:
(Clark County Arpt. Rev. Proj.) Series 2017 B, 5% 7/1/22 (c)	2,165,000	2,250,876
Series 2019 E:
5% 7/1/22	480,000	499,328
5% 7/1/24	450,000	510,489
Clark County School District:
Series 2015 C, 5% 6/15/22	500,000	519,261
Series 2016 A:
5% 6/15/23	255,000	277,168
5% 6/15/24	685,000	774,868
Series 2017 A, 5% 6/15/22	2,710,000	2,814,394
Series 2017 C:
5% 6/15/22	3,300,000	3,427,122
5% 6/15/24	200,000	226,239
Series 2017 D:
5% 6/15/24	400,000	424,067
5% 6/15/25	350,000	370,965
Series 2018 A:
5% 6/15/23	435,000	472,816
5% 6/15/24	630,000	712,652
5% 6/15/25	315,000	368,742
Series 2020 A:
3% 6/15/22	500,000	511,405
3% 6/15/23 (FSA Insured)	450,000	473,069
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2015 B, 5% 12/1/21	600,000	607,279
Nevada Dept. of Bus. & Industry Bonds:
(Brightline West Passenger Rail Proj.) Series 2020 A, 0.25%, tender 2/1/22 (b)(c)(f)	2,500,000	2,500,586
(Republic Svcs., Inc. Proj.) Series 2001, 0.25%, tender 12/1/21 (b)(c)(f)	3,600,000	3,600,526
Nevada Gen. Oblig.:
Series 2013 D1, 5% 3/1/24	60,000	64,326
Series 2013 F1, 5% 3/1/25	250,000	267,791
Nevada Hsg. Division Bonds Series 2020, 0.3%, tender 10/1/22 (b)	4,220,000	4,223,639
Washoe County Gas & Wtr. Facilities Bonds (Sierra Pacific Pwr. Co. Proj.) Series 2016 B, 3%, tender 6/1/22 (b)	1,460,000	1,489,663
Washoe County Gas Facilities Rev. Bonds:
(Sierra Pacific Pwr. Co. Proj.) Series 2016 C, 0.625%, tender 4/15/22 (b)(c)	1,590,000	1,592,949
Series 2016 F, 2.05%, tender 4/15/22 (b)(c)	8,400,000	8,489,583
Series 2016, 2.05%, tender 4/15/22 (b)(c)	1,210,000	1,222,904
TOTAL NEVADA		56,398,095
New Hampshire - 0.4%
Nat'l. Fin. Auth. Solid Bonds:
(Waste Mgmt., Inc. Proj.):
Series 2018 A, 0.77%, tender 7/1/24 (b)(c)	5,000,000	5,000,060
Series 2019 A2, 2.15%, tender 7/1/24 (b)(c)	555,000	580,375
Series 2020 A3, 0.2%, tender 9/1/21 (b)(c)	12,000,000	12,000,000
Series 2020 A2, 0.2%, tender 9/1/21 (b)(c)	2,300,000	2,300,000
New Hampshire Bus. Fin. Auth. Wtr. Facility (Pennichuck Wtr. Works, Inc. Proj.) Series 2014 A, 5% 1/1/24 (Escrowed to Maturity) (c)	260,000	287,651
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Southern NH Med. Ctr. Proj.) Series 2016, 3% 10/1/21	225,000	225,511
Series 2012, 5% 7/1/27	120,000	124,063
Series 2016:
5% 10/1/21	25,000	25,097
5% 10/1/23	425,000	465,484
TOTAL NEW HAMPSHIRE		21,008,241
New Jersey - 2.9%
Burlington County Bridge Commission Lease Rev. (Governmental Leasing Prog.) Series 2021:
4% 4/1/23	715,000	758,223
4% 4/1/24	425,000	466,343
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/22	55,000	56,135
5% 2/15/23	70,000	74,602
Garden State Preservation Trust Open Space & Farmland Preservation:
Series 2005 C, 5.25% 11/1/21 (FSA Insured)	1,000,000	1,008,386
Series B, 0% 11/1/22 (FSA Insured)	680,000	675,791
Gloucester County Impt. Auth. Rev. Series 2021, 0.6% 3/1/24	2,400,000	2,401,516
Hudson County Impt. Auth. (Hudson County Courthouse Proj.) Series 2020, 4% 10/1/22	225,000	234,271
Hudson County Impt. Auth. Rev. Series 2020 C1A, 1.5% 9/2/21	1,750,000	1,750,068
New Brunswick Parking Auth. Rev. Series 2020 B:
5% 9/1/23	675,000	735,672
5% 9/1/25	850,000	998,493
New Jersey Econ. Dev. Auth. Series QQQ:
5% 6/15/22	400,000	414,954
5% 6/15/23	420,000	455,406
5% 6/15/24	300,000	338,663
5% 6/15/25	385,000	450,321
5% 6/15/26	555,000	669,436
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 11/1/24	515,000	589,781
(New Jersey Transit Corp. Projs.) Series 2017 B:
5% 11/1/21	385,000	388,006
5% 11/1/22	1,900,000	2,004,950
(Provident Montclair Proj.) Series 2017:
4% 6/1/22 (FSA Insured)	20,000	20,437
5% 6/1/23 (FSA Insured)	25,000	27,039
5% 6/1/24 (FSA Insured)	20,000	22,530
(The Goethals Bridge Replacement Proj.) Series 2013, 5% 1/1/24 (c)	350,000	387,991
Series 2005 N1, 5.5% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	110,617
Series 2005, 5.25% 12/15/21	1,720,000	1,744,668
Series 2012 II:
5% 3/1/22	135,000	138,195
5% 3/1/23	835,000	854,673
5% 3/1/27 (Pre-Refunded to 3/1/22 @ 100)	240,000	245,844
Series 2012, 5% 6/15/22 (Assured Guaranty Corp. Insured)	900,000	933,283
Series 2013:
5% 3/1/23	4,920,000	5,268,595
5% 3/1/24	480,000	514,598
5% 3/1/25	355,000	380,533
Series 2014 UU, 5% 6/15/24	400,000	451,551
Series 2015 XX:
4% 6/15/24	545,000	599,653
5% 6/15/23	75,000	81,323
Series 2017 DDD, 5% 6/15/22	220,000	228,225
Series 2019:
5.25% 9/1/22 (f)	5,550,000	5,816,569
5.25% 9/1/23 (f)	5,000,000	5,497,446
5.25% 9/1/24 (f)	2,100,000	2,405,164
Series UU, 3.1% 6/15/23	575,000	604,019
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
(New Jersey-American Wtr. Co., Inc. Proj.):
Series 2020 C, 1.15% 6/1/23 (c)	2,500,000	2,533,741
Series 2020 E, 0.85% 12/1/25 (c)	1,600,000	1,595,852
Bonds (New Jersey-American Wtr. Co., Inc.) Series 2020, 1.2%, tender 6/1/23 (b)(c)	2,000,000	2,022,072
New Jersey Edl. Facility:
Series 2015 C, 5% 7/1/22	240,000	248,965
Series 2016 A:
5% 7/1/22	140,000	145,063
5% 7/1/23	75,000	81,045
5% 7/1/24	175,000	196,459
Series 2016 E, 5% 7/1/22	625,000	648,668
New Jersey Gen. Oblig.:
Series 2013, 5% 6/1/23	430,000	465,868
Series 2014:
5% 6/1/22	400,000	414,402
5% 6/1/24	385,000	434,382
Series 2020 A:
4% 6/1/23	24,320,000	25,915,895
5% 6/1/24	1,530,000	1,726,245
5% 6/1/25	2,330,000	2,723,910
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2012 A, 5% 7/1/24 (Pre-Refunded to 7/1/22 @ 100)	1,310,000	1,363,164
Series 2013, 5% 7/1/22	325,000	338,142
Series 2016 A:
2% 7/1/22	250,000	253,655
5% 7/1/22	5,000	5,187
5% 7/1/22	300,000	312,183
5% 7/1/23	15,000	16,209
5% 7/1/24	25,000	28,338
5% 7/1/24	20,000	22,434
5% 7/1/24	10,000	11,217
5% 7/1/25	10,000	11,600
5% 7/1/26	5,000	5,975
5% 7/1/27	5,000	5,952
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2012 1, 5% 12/1/22 (c)	500,000	528,926
Series 2013, 5% 12/1/21 (c)	1,500,000	1,517,704
Series 2015 1A:
5% 12/1/21 (c)	4,650,000	4,704,883
5% 12/1/22 (c)	200,000	211,700
Series 2016 1A:
5% 12/1/22 (c)	1,400,000	1,482,807
5% 12/1/23 (c)	1,400,000	1,546,993
5% 12/1/24 (c)	1,430,000	1,642,991
Series 2017 1A:
5% 12/1/22 (c)	215,000	227,438
5% 12/1/23 (c)	4,195,000	4,627,466
Series 2017 1B, 5% 12/1/21 (c)	190,000	192,243
Series 2018 B, 5% 12/1/21 (c)	835,000	844,855
Series 2019 A:
5% 12/1/22	245,000	259,491
5% 12/1/23	4,260,000	4,707,280
5% 12/1/24	260,000	297,998
Series 2020 A, 5% 12/1/23 (c)	1,500,000	1,653,566
Series 2020:
5% 12/1/22 (c)	1,600,000	1,692,563
5% 12/1/22 (c)	1,360,000	1,438,678
5% 12/1/23 (c)	945,000	1,041,747
5% 12/1/24 (c)	675,000	772,470
Series 2021 A:
5% 12/1/23 (c)	200,000	220,381
5% 12/1/24 (c)	330,000	377,077
5% 12/1/25 (c)	700,000	823,410
Series 2021 B, 5% 12/1/24 (c)	570,000	651,315
New Jersey Hsg. & Mtg. Fin. Agcy. Bonds Series 2020 A, 0.75%, tender 6/1/22 (b)	2,000,000	2,007,070
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
Series 2019 D:
4% 10/1/22 (c)	1,340,000	1,388,380
4% 4/1/23 (c)	115,000	120,845
4% 10/1/23 (c)	125,000	133,028
4% 4/1/25 (c)	150,000	164,969
Series 2021 H:
0.2% 4/1/23	235,000	234,783
0.35% 4/1/24	775,000	774,052
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
5% 6/1/22	2,580,000	2,671,363
5% 6/1/23	1,080,000	1,168,257
5% 6/1/25	825,000	963,978
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2004 C2, 5.5% 1/1/25	350,000	410,657
Series 2012 B, 5% 1/1/22 (Escrowed to Maturity)	350,000	355,666
New Jersey Trans. Trust Fund Auth.:
Series 2005 B:
5.25% 12/15/22 (AMBAC Insured)	5,365,000	5,709,321
5.25% 12/15/23	470,000	523,977
Series 2006 A:
5.25% 12/15/21	2,000,000	2,028,684
5.25% 12/15/21 (FSA Insured)	645,000	654,402
5.25% 12/15/22	1,060,000	1,128,030
5.25% 12/15/23 (FSA Insured)	500,000	557,066
5.5% 12/15/21	1,900,000	1,928,607
Series 2006, 5.25% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	465,000	471,669
Series 2010 D, 5.25% 12/15/23	555,000	618,281
Series 2013 AA:
5% 6/15/22	215,000	223,038
5% 6/15/23	785,000	851,176
Series 2016 A:
5% 6/15/22	2,720,000	2,822,131
5% 6/15/27	90,000	107,938
Series 2016 A-2, 5% 6/15/23	1,205,000	1,306,582
Series 2018 A:
5% 6/15/22	4,475,000	4,643,029
5% 6/15/23	445,000	482,514
5% 6/15/24	755,000	851,572
Series 2022 AA:
5% 6/15/23 (e)	150,000	157,327
5% 6/15/24 (e)	330,000	360,407
5% 6/15/25 (e)	2,000,000	2,259,819
Series A:
5% 12/15/23	365,000	404,340
5% 12/15/24	210,000	241,568
5% 12/15/25	200,000	237,829
Series D, 5% 12/15/23	480,000	532,156
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/21	2,760,000	2,764,781
Newark Gen. Oblig. Series 2020:
5% 10/1/21	250,000	250,888
5% 10/1/21	100,000	100,342
5% 10/1/22	900,000	942,670
5% 10/1/22	650,000	679,372
Rutgers State Univ. Rev.:
Series 2013 J, 5% 5/1/23	275,000	296,285
Series Q:
5% 5/1/22	80,000	82,560
5% 5/1/23	65,000	70,031
The Board of Ed. of Newark Series 2021:
5% 7/15/22	125,000	130,257
5% 7/15/25 (Build America Mutual Assurance Insured)	250,000	293,278
5% 7/15/26 (Build America Mutual Assurance Insured)	300,000	362,845
Union County Gen. Oblig. Series 2020, 0.5% 3/1/22	1,700,000	1,702,243
TOTAL NEW JERSEY		160,964,638
New Mexico - 0.1%
New Mexico Mtg. Fin. Auth. Series 2019 C, 4% 1/1/50	465,000	515,341
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev.:
Bonds Series 2019 A, 5%, tender 5/1/25 (b)	1,000,000	1,160,247
Series 2019 A:
4% 5/1/22	140,000	143,523
4% 5/1/23	980,000	1,040,788
4% 11/1/23	645,000	696,684
4% 11/1/24	250,000	278,593
4% 5/1/25	960,000	1,081,439
Santa Fe Pub. School District Gen. Oblig. Series 2021:
4% 8/1/22	500,000	517,582
4% 8/1/23	450,000	482,738
TOTAL NEW MEXICO		5,916,935
New York - 3.5%
Albany County Arpt. Auth. Arpt. Rev. Series 2020 B, 5% 12/15/21 (c)	500,000	506,638
Dorm. Auth. New York Univ. Rev. Series 2016 A:
5% 7/1/22	10,000	10,395
5% 7/1/24	40,000	45,207
East Ramapo Central School District Series 2021, 1.25% 5/5/22	1,250,000	1,257,124
Hempstead Local Dev. Corp. Rev. (Adelphi Univ. Proj.) Series 2021:
5% 6/1/22	200,000	206,954
5% 6/1/23	400,000	432,264
5% 6/1/24	940,000	1,052,309
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A:
5% 2/15/24	1,280,000	1,428,234
5% 2/15/25	655,000	759,351
5% 2/15/26	1,545,000	1,852,510
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds:
Series 2019 B, 1.65%, tender 9/1/24 (b)	1,055,000	1,088,464
Series 2020 B, 0.85%, tender 9/1/25 (b)	11,000,000	11,050,123
Series 2017, 5% 9/1/21 (Escrowed to Maturity)	390,000	390,000
Monroe County Indl. Dev. Corp.:
(The Rochester Gen. Hosp. Proj.) Series 2017, 5% 12/1/26	350,000	425,539
Series 2020 A, 5% 7/1/23	300,000	326,836
New York Bridge Auth. Gen. Rev. Series 2021 B:
5% 1/1/23 (e)	1,025,000	1,085,182
5% 1/1/24 (e)	1,100,000	1,215,579
5% 1/1/25 (e)	1,315,000	1,510,233
New York City Edl. Construction Fund Series 2021 A, 5% 4/1/22	1,080,000	1,110,289
New York City Gen. Oblig.:
Bonds Series D, 5%, tender 2/1/24 (b)	900,000	977,203
Series 1, 5% 8/1/23	405,000	442,689
Series 2006, 0.18%, tender 6/1/36 (FSA Insured) (b)	1,000,000	1,000,000
Series 2007 A, 0.18%, tender 8/1/26 (FSA Insured) (b)	800,000	800,000
Series 2007 C-4, 0.3%, tender 1/1/32 (FSA Insured) (b)	225,000	225,000
Series 2007, 0.03%, tender 9/7/21 (FSA Insured) (b)	3,550,000	3,550,000
Series 2008 A-3, 0.049%, tender 8/1/26 (FSA Insured) (b)	3,175,000	3,175,000
Series 2008 C-4, 0.18%, tender 10/1/27 (b)	2,550,000	2,550,000
Series 2008 J3, 5% 8/1/22	550,000	574,674
Series 2012 D1, 5% 10/1/26	440,000	441,740
Series 2012 E, 5% 8/1/24	365,000	372,409
Series 2013 D, 5% 8/1/23	1,605,000	1,715,376
Series 2013 I, 5% 8/1/23	200,000	218,612
Series 2014 J, 5% 8/1/25	410,000	466,666
Series 2015 A, 5% 8/1/23	570,000	623,044
Series 2016 B, 5% 8/1/22	300,000	313,458
Series 2016 E, 5% 8/1/24	840,000	957,151
Series 2016, 5% 8/1/22	1,405,000	1,468,030
Series 2017 C, 5% 8/1/23	120,000	131,167
Series 2017, 5% 8/1/23	1,105,000	1,207,832
Series 2018 A:
5% 8/1/23	200,000	218,612
5% 8/1/24	150,000	170,920
Series 2018, 5% 8/1/22	540,000	564,225
Series 2021 F1, 5% 3/1/23	85,000	91,222
Series A:
4% 8/1/23	995,000	1,068,582
5% 8/1/22	440,000	459,739
5% 8/1/23	100,000	109,306
5% 8/1/25	570,000	648,779
Series A1, 5% 10/1/22	350,000	368,551
Series C:
5% 8/1/23	5,040,000	5,509,023
5% 8/1/23	300,000	327,918
5% 8/1/26	220,000	268,709
Series D, 5% 8/1/25	710,000	758,482
Series D1, 5% 10/1/21	250,000	250,991
Series E, 5% 8/1/22	590,000	616,468
Series F1:
5% 3/1/27	325,000	348,180
5% 3/1/37 (Pre-Refunded to 3/1/23 @ 100)	405,000	434,492
Series H3, 5% 8/1/23	475,000	519,204
Series J4, 5% 8/1/24	2,100,000	2,392,878
New York City Health & Hosp. Corp. Rev. Series A, 4% 2/15/25	1,440,000	1,618,980
New York City Hsg. Dev. Corp.:
Bonds Series 2017 G-2, 2%, tender 12/31/21 (b)	810,000	814,038
Series G1, 2.35% 11/1/23	450,000	468,560
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (b)	2,710,000	2,724,582
Series 2021 H, 0.12%, tender 3/15/22 (b)(e)	1,000,000	999,925
Series 2021, 0.6%, tender 7/1/25 (b)	430,000	431,530
Series A3, 1.125%, tender 11/1/24 (b)	2,000,000	2,010,253
Series 2017 C3A, 0.2% 5/1/22	2,390,000	2,390,023
New York City Indl. Dev. Agcy. Rev. Series 2021 A, 5% 1/1/25 (FSA Insured)	1,000,000	1,153,133
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series AA, 4% 6/15/24	845,000	935,163
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2016 S 1:
5% 7/15/24	70,000	79,647
5% 7/15/24 (Escrowed to Maturity)	305,000	346,207
Series 2018 S1, 5% 7/15/25 (Escrowed to Maturity)	370,000	437,320
Series S1, 5% 7/15/23 (Escrowed to Maturity)	600,000	654,422
New York City Transitional Fin. Auth. Rev.:
Series 1:
5% 11/1/22	400,000	422,724
5% 11/1/22	215,000	227,214
Series 2002 A1, 5% 11/1/22	200,000	201,618
Series 2012 D1, 5% 11/1/22	1,115,000	1,123,950
Series 2013 B, 5% 11/1/21	380,000	383,076
Series 2013 E, 2% 11/1/23	230,000	234,396
Series 2014 D1, 5% 2/1/27	350,000	389,915
Series 2014, 5% 11/1/26	750,000	844,254
Series 2015 C:
5% 11/1/21	400,000	403,238
5% 11/1/22	370,000	391,020
Series 2020 1, 5% 11/1/21	310,000	312,509
Series 2020 2, 5% 11/1/21	225,000	226,821
Series A1:
5% 5/1/23	300,000	324,268
5% 8/1/24	250,000	284,945
Series A3, 5% 8/1/23	1,045,000	1,142,036
Series B1:
5% 8/1/22	350,000	365,701
5% 8/1/24	545,000	621,180
Series C, 5% 11/1/21	780,000	786,313
Series C1, 3% 5/1/22	320,000	326,211
Series D1, 5% 11/1/24	615,000	619,936
New York Dorm. Auth. Personal Income Tax Rev.:
Series 2012 A, 4% 12/15/22 (Escrowed to Maturity)	325,000	341,243
Series 2014 A:
5% 2/15/22	695,000	710,528
5% 2/15/26	865,000	965,626
Series 2014 E, 5% 2/15/26	300,000	347,794
Series 2015 E, 5% 3/15/23 (Escrowed to Maturity)	300,000	322,413
Series 2016 D:
5% 2/15/23 (Escrowed to Maturity)	665,000	711,989
5% 2/15/25 (Escrowed to Maturity)	855,000	994,856
New York Dorm. Auth. Rev.:
Bonds Series 2019 B1, 5%, tender 5/1/22 (b)	675,000	680,214
Series 1, 5% 7/1/22 (Pre-Refunded to 1/1/22 @ 100)	400,000	406,489
Series 2012 A, 5% 10/1/21	405,000	406,612
Series 2015 A:
5% 5/1/23	510,000	550,185
5% 7/1/24	275,000	312,301
Series 2015, 5% 12/1/22 (f)	700,000	740,315
Series 2016, 5% 10/1/21	500,000	501,990
Series 2021 A:
4% 10/1/22	2,875,000	2,996,978
5% 7/1/24	1,410,000	1,596,960
New York Dorm. Auth. Sales Tax Rev.:
Series 2015 A:
5% 3/15/23	1,130,000	1,214,476
5% 3/15/24	250,000	280,594
Series 2017 A, 5% 3/15/24	445,000	499,457
Series 2018 C, 5% 3/15/24	600,000	673,426
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Bonds Series 2008 A, SIFMA Municipal Swap Index + 0.450% 0.47%, tender 9/2/21 (b)(d)	1,370,000	1,370,021
Series 2008 B1, 5% 11/15/21	200,000	201,985
Series 2012 A:
5% 11/15/21	1,150,000	1,161,416
5% 11/15/22	225,000	238,169
Series 2016 A:
4% 11/15/25	350,000	402,337
5% 11/15/22	400,000	423,412
Series 2016 B1:
5% 11/15/21	190,000	191,886
5% 11/15/25	255,000	303,746
Series 2017 B2:
5% 11/15/23	1,000,000	1,105,988
5% 11/15/24	365,000	419,914
Series 2019 A, 5% 3/1/22	1,740,000	1,781,626
Series 2021 B1, 3% 11/1/22	3,000,000	3,100,064
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2005 D1, U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.330% 0.364%, tender 4/1/24 (b)(d)	6,000,000	6,001,621
Series 2011 B, 1 month U.S. LIBOR + 0.550% 0.614%, tender 11/1/22 (b)(d)	1,745,000	1,752,395
Series 2005 B, 5.25% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	275,000	277,808
Series 2008 B2, 5% 11/15/21	1,340,000	1,353,133
Series 2012 B, 5% 11/15/22	45,000	47,577
Series 2012 D, 5% 11/15/21	645,000	651,322
Series 2012 E, 5% 11/15/21	55,000	55,539
Series 2012 F:
4% 11/15/21	275,000	277,127
5% 11/15/21	765,000	772,498
5% 11/15/22	1,000,000	1,057,270
5% 11/15/23	985,000	1,040,898
Series 2013 A, 5% 11/15/21	470,000	474,559
Series 2014 C, 5% 11/15/21	60,000	60,588
Series 2015 F:
5% 11/15/21	410,000	414,018
5% 11/15/22	855,000	903,966
Series 2016 B, 5% 11/15/21	50,000	50,490
Series 2016 D, 5% 11/15/21	375,000	378,674
Series 2017 B:
4% 11/15/21	260,000	262,011
5% 11/15/22	775,000	819,384
Series 2020 A:
4% 2/1/22	5,400,000	5,483,674
5% 2/1/23	4,890,000	5,214,995
New York St Mtg. Agcy. Homeowner:
Series 186, 3.4% 4/1/22 (c)	1,160,000	1,179,237
Series 198, 1.65% 10/1/21 (c)	2,245,000	2,247,567
Series 2014 189:
2.5% 10/1/21 (c)	1,640,000	1,642,863
2.85% 10/1/22 (c)	500,000	512,583
Series 212:
2.4% 4/1/22 (c)	1,130,000	1,142,530
2.5% 10/1/22 (c)	1,160,000	1,184,824
Series 214, 2.9% 10/1/22 (c)	805,000	824,986
New York State Dorm. Auth.:
Series 2012 A:
5% 12/15/21	540,000	547,628
5% 12/15/23	415,000	441,082
5% 12/15/23 (Pre-Refunded to 12/15/22 @ 100)	345,000	366,444
Series 2017 A:
5% 2/15/22	935,000	955,891
5% 2/15/23	555,000	594,264
5% 2/15/23 (Escrowed to Maturity)	1,925,000	2,059,558
5% 2/15/25	195,000	226,907
5% 2/15/25 (Escrowed to Maturity)	440,000	511,146
Series 2017 B:
5% 2/15/23	210,000	224,857
5% 2/15/23 (Escrowed to Maturity)	455,000	486,805
Series 2018 A, 5% 3/15/25 (Escrowed to Maturity)	200,000	233,424
Series 2019 D, 5% 2/15/23	390,000	417,591
Series 2020 A, 5% 3/15/23 (Escrowed to Maturity)	250,000	268,677
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. Series 1999, 2.2%, tender 9/3/21 (AMBAC Insured) (b)	300,000	300,000
New York State Hsg. Fin. Agcy. Rev.:
Bonds:
Series 2019 F, 1.875%, tender 11/1/21 (b)	100,000	100,089
Series 2021 D2, 0.65%, tender 11/1/25 (b)	405,000	405,717
Series J, 0.75% 5/1/25	360,000	361,264
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2021 232, 5% 4/1/24 (c)	1,110,000	1,240,413
Series 221, 3.5% 10/1/32 (c)	65,000	70,568
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/22 (c)	1,500,000	1,522,914
(Term. 4 JFK Int'l. Arpt. Proj.):
Series 2020 A:
5% 12/1/22 (c)	250,000	264,139
5% 12/1/23 (c)	175,000	192,459
5% 12/1/25 (c)	1,100,000	1,292,417
Series 2020 C:
5% 12/1/22	2,355,000	2,490,021
5% 12/1/23	1,000,000	1,101,428
New York Urban Dev. Corp. Rev.:
Series 2013 A1, 4% 3/15/23	250,000	264,854
Series 2013 D, 5% 3/15/24	355,000	381,367
Series 2014 A, 5% 3/15/26	340,000	380,664
Series 2015 A, 5% 3/15/24	590,000	662,202
Series 2016 A:
5% 3/15/22	310,000	318,097
5% 3/15/23	390,000	419,155
Series 2017 A, 5% 3/15/23	200,000	214,951
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A:
5% 4/1/22 (c)	700,000	718,840
5% 4/1/23 (c)	2,575,000	2,762,345
5% 4/1/24 (c)	1,720,000	1,921,609
Onondaga County Ind. Dev. Agcy. Swr. Facilities Rev. (Bristol-Meyers Squibb Co. Proj.) Series 1994, 5.75% 3/1/24 (c)	945,000	1,068,913
Poughkeepsie Gen. Oblig. Series 2021, 4% 4/15/23	270,000	283,828
Rockland County Gen. Oblig. Series 2014 A:
5% 3/1/22 (FSA Insured)	925,000	947,552
5% 3/1/23 (FSA Insured)	275,000	295,087
Schenectady County Cap. Resources Corp. Rev. (Union College Proj.) Series 2017, 5% 1/1/22	275,000	279,469
Suffolk County Gen. Oblig. Series B, 5% 10/15/21 (FSA Insured)	200,000	201,151
Triborough Bridge & Tunnel Auth. Bonds:
Series 2021 A2:
2%, tender 5/15/24 (b)	6,000,000	6,280,153
2%, tender 5/15/26 (b)	1,285,000	1,374,734
Series 2021 B, 5%, tender 5/15/26 (b)	5,000,000	6,037,768
Triborough Bridge & Tunnel Auth. Revs.:
Bonds Series 2005 B 4A, U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.380% 0.414%, tender 2/1/24 (b)(d)	2,000,000	2,000,194
Series 2002 E, 5.5% 11/15/21	285,000	288,101
Series 2013 A, 5% 11/15/26	400,000	431,314
Series 2013 B, 4% 11/15/21	405,000	408,226
Series 2016 A, 5% 11/15/23	400,000	442,503
Westchester County Healthcare Series 2000 A, 5% 11/1/22 (Pre-Refunded to 11/1/21 @ 100)	475,000	478,773
Yonkers Gen. Oblig.:
Series 2016 C, 4% 11/15/21 (FSA Insured)	225,000	226,769
Series 2017 C, 5% 10/1/22 (Build America Mutual Assurance Insured)	55,000	57,860
Series 2021 A:
4% 2/15/24	250,000	271,622
5% 2/15/26 (FSA Insured)	400,000	477,468
Series 2021 B:
4% 2/15/24	290,000	315,156
5% 2/15/26	320,000	382,130
TOTAL NEW YORK		196,092,376
New York And New Jersey - 0.4%
Port Auth. of New York & New Jersey:
Series 173, 4% 12/1/21	675,000	681,470
Series 185, 5% 9/1/21 (c)	1,000,000	1,000,000
Series 188, 5% 5/1/23 (c)	200,000	215,689
Series 189, 5% 5/1/23	200,000	216,003
Series 194, 5% 10/15/21	555,000	558,234
Series 197, 5% 11/15/21 (c)	585,000	590,712
Series 2013:
5% 12/1/22	275,000	291,659
5% 12/1/23	725,000	803,372
5% 12/1/24 (c)	250,000	276,726
Series 2015 188, 5% 5/1/22 (c)	370,000	381,813
Series 2018, 5% 9/15/22 (c)	4,105,000	4,309,284
Series 202, 5% 10/15/22 (c)	4,435,000	4,673,287
Series 2020 221, 5% 7/15/24 (c)	605,000	685,342
Series 2022 209, 5% 7/15/22	300,000	312,698
Series 207:
5% 9/15/23 (c)	1,095,000	1,199,970
5% 9/15/24 (c)	430,000	490,231
Series 223:
5% 7/15/22 (c)	2,500,000	2,604,466
5% 7/15/23 (c)	1,025,000	1,115,374
5% 7/15/24 (c)	1,250,000	1,415,995
TOTAL NEW YORK AND NEW JERSEY		21,822,325
North Carolina - 0.4%
Charlotte Int'l. Arpt. Rev.:
Series 2014 A, 5% 7/1/25	560,000	634,764
Series 2017 B, 5% 7/1/25 (c)	100,000	117,199
Series 2019 B, 5% 7/1/22 (c)	400,000	415,969
Series 2021 B:
5% 7/1/22 (c)	270,000	280,779
5% 7/1/24 (c)	2,000,000	2,263,369
5% 7/1/25 (c)	1,345,000	1,576,325
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.:
Bonds Series 2021 B, 5%, tender 12/2/24 (b)	1,000,000	1,153,268
Series 2016 A, 5% 1/15/22	1,650,000	1,679,775
Columbus County Indl. Facilities And Poll. Cont. Fing. Auth. Rev. Bonds Series 2019 C, 2.1%, tender 10/1/24 (b)(c)	2,000,000	2,105,882
New Hanover County Hosp. Rev. Series 2017, 5% 10/1/26 (Escrowed to Maturity)	290,000	352,942
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. Series 2021, 3% 5/1/22	225,000	229,063
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 1993 B, 6% 1/1/22 (Escrowed to Maturity)	1,750,000	1,783,994
North Carolina Grant Anticipation Rev.:
Series 2017:
5% 3/1/22	80,000	81,950
5% 3/1/23	450,000	482,870
Series 2019, 5% 3/1/25	335,000	390,273
Series 2021, 5% 3/1/25 (e)	1,250,000	1,453,956
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Series 43, 4% 7/1/50	2,590,000	2,890,624
North Carolina Med. Care Commission Health Care Facilities Rev.:
Bonds Series 2019 B, 2.2%, tender 12/1/22 (b)	1,420,000	1,440,055
Series 2012 B, 4% 12/1/21	200,000	201,907
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2015 A, 5% 1/1/25	200,000	230,339
Series 2015 B, 5% 1/1/23	300,000	318,750
Series 2015 E:
5% 1/1/22	110,000	111,746
5% 1/1/23	35,000	37,188
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2017, 5% 1/1/22	1,100,000	1,117,316
Raleigh Durham Arpt. Auth. Arpt. Rev.:
Series 2015 B, 5% 5/1/22 (c)	750,000	773,843
Series 2017 A:
5% 5/1/22 (c)	400,000	412,716
5% 5/1/23 (c)	235,000	253,599
Series 2020 A, 5% 5/1/23 (c)	340,000	366,909
TOTAL NORTH CAROLINA		23,157,370
North Dakota - 0.1%
Cass County Joint Wtr. Resource District Series 2021 A, 0.48% 5/1/24	3,000,000	3,007,572
North Dakota Hsg. Fin. Agcy. Bonds (Home Mtg. Fin. Prog.) Series 2019 B, SIFMA Municipal Swap Index + 0.400% 0.42%, tender 9/2/21 (b)(d)	4,000,000	4,000,773
TOTAL NORTH DAKOTA		7,008,345
Ohio - 0.7%
Akron Bath Copley Hosp. District Rev.:
Series 2012, 5% 11/15/24	830,000	857,329
Series 2016, 5% 11/15/24	45,000	51,201
Akron Gen. Oblig. Series 2020, 2% 12/1/21	850,000	853,608
Allen County Hosp. Facilities Rev.:
Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (b)	985,000	1,015,880
Series 2017 A, 5% 8/1/22	5,300,000	5,532,754
Series 2020 A:
5% 12/1/21	1,410,000	1,426,785
5% 12/1/22	1,550,000	1,642,686
5% 12/1/23	1,000,000	1,106,188
American Muni. Pwr., Inc. Rev. Bonds:
Series 2019 A, 2.3%, tender 2/15/22 (b)	1,800,000	1,802,963
Series 2021 A2, 1%, tender 8/15/24 (b)	325,000	329,531
Cleveland Arpt. Sys. Rev.:
Series 2016 A:
5% 1/1/22 (FSA Insured)	200,000	203,216
5% 1/1/24 (FSA Insured)	25,000	27,793
5% 1/1/25 (FSA Insured)	395,000	456,342
5% 1/1/26 (FSA Insured)	10,000	11,513
Series 2018 A, 5% 1/1/26 (c)	290,000	344,709
Series 2019 B:
5% 1/1/22 (c)	650,000	660,232
5% 1/1/27 (c)	350,000	428,134
Cleveland Pub. Pwr. Sys. Rev.:
Series 2016, 5% 11/15/21 (FSA Insured)	1,180,000	1,191,522
Series 2018, 5% 11/15/21 (FSA Insured)	320,000	323,125
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/22	45,000	46,306
5% 6/15/23	40,000	42,592
Franklin County Hosp. Facilities Rev.:
Bonds:
(Ohio Health Corp.) Series 2018 B, SIFMA Municipal Swap Index + 0.430% 0.45%, tender 9/2/21 (b)(d)	3,800,000	3,800,249
(U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (b)	1,410,000	1,521,389
Series 2016 C, 5% 11/1/23	60,000	66,156
Franklin County Rev. Bonds Series 2013 OH, 0.08%, tender 11/1/21 (b)	2,500,000	2,499,878
Gahanna-Jefferson City School District (School Facilities Proj.) Series 2021:
2% 12/1/22	425,000	434,917
2% 12/1/23	355,000	369,420
Gahanna-Jefferson School District Series 2021, 2% 12/1/21 (FSA Insured)	800,000	803,815
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/21	45,000	45,378
Hamilton County Healthcare Facilities Rev. Series 2012, 5.25% 6/1/26	115,000	118,939
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/24	770,000	875,214
5% 8/1/25	310,000	365,139
5% 8/1/26	535,000	650,251
Miami Univ.:
Series 2011, 5% 9/1/31	200,000	200,000
Series 2014, 5% 9/1/21	250,000	250,000
Series 2017, 5% 9/1/21	200,000	200,000
Series 2020 A:
5% 9/1/21	800,000	800,000
5% 9/1/22	340,000	356,677
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.) Series 2021, 5% 8/1/23	485,000	529,350
Ohio Higher Edl. Facility Commission Rev.:
( Denison Univ., Proj.) Series 2017 B, 5% 11/1/21	350,000	352,815
(Case Western Reserve Univ. Proj.) Series 2016, 5% 12/1/22	585,000	620,438
(Denison Univ. 2015 Proj.) Series 2015, 5% 11/1/21	200,000	201,609
(Xavier Univ. 2020 Proj.) Series 2020, 5% 5/1/24	490,000	548,376
Ohio Hosp. Facilities Rev. Series 2017 A:
5% 1/1/22	35,000	35,568
5% 1/1/23	45,000	47,925
5% 1/1/24	40,000	44,449
5% 1/1/25	45,000	52,037
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	45,000	50,674
Ohio Spl. Oblig. Series 2020 A, 5% 2/1/22	185,000	188,740
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/22	25,000	25,533
5% 2/15/23	45,000	48,061
5% 2/15/24	35,000	38,907
5% 2/15/25	35,000	40,367
5% 2/15/26	405,000	482,649
Series 2019, 5% 2/15/29	900,000	1,053,656
Toledo Gen. Oblig. Series 2020:
3% 12/1/24	510,000	544,868
3% 12/1/24	425,000	454,056
Univ. of Akron Gen. Receipts Series 2019 A:
5% 1/1/24	300,000	332,552
5% 1/1/25	400,000	460,534
Univ. of Toledo Gen. Receipts Series 2013 C, 5% 6/1/22	260,000	268,961
Wright State Univ. Gen. Receipts Series 2021 A, 4% 5/1/22 (Build America Mutual Assurance Insured)	700,000	717,565
TOTAL OHIO		38,851,521
Oklahoma - 0.2%
Canadian Cny Edl. Facilities Auth. Series 2021, 3% 9/1/23	2,000,000	2,108,975
Cleveland County Edl. Facilities Auth. (Moore Pub. Schools Proj.) Series 2021:
4% 6/1/24 (e)	900,000	992,790
4% 6/1/25 (e)	295,000	334,778
Oklahoma County Fin. Auth. Edl. Facilities:
(Jones Pub. Schools Proj.) Series 2020:
4% 9/1/21	200,000	200,000
4% 9/1/22	305,000	315,051
(Midwest City- Del City School Dis Proj.) Series 2018, 5% 10/1/21	240,000	240,931
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2020 C, 0.1% 8/15/31 (b)	925,000	925,000
Oklahoma Dev. Fin. Auth. Rev.:
(Oklahoma City Univ. Proj.) Series 2019, 5% 8/1/23	560,000	606,368
Series 2004 A, 2.375% 12/1/21 (b)	30,000	30,163
Oklahoma Hsg. Fin. Agcy. Collateralized Bonds Series 2019, 1.6%, tender 1/1/22	185,000	185,897
Oklahoma Tpk. Auth. Tpk. Rev. Series 2017 D, 5% 1/1/25	205,000	237,206
Tulsa County Independent School District #1 Series 2021 B, 0.25% 9/1/24 (e)	4,000,000	3,984,202
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Berryhill Pub. School Proj.) Series 2020:
4% 9/1/24	445,000	485,390
4% 9/1/25	690,000	768,241
Univ. of Oklahoma Gen. Rev. Series 2020 B, 4% 7/1/24	490,000	539,999
TOTAL OKLAHOMA		11,954,991
Oregon - 0.2%
Oregon Bus. Dev. Commission Bonds Series 250, 5%, tender 3/1/22 (b)(c)	2,970,000	3,037,880
Oregon Bus. Dev. Commission Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (b)	770,000	800,016
Oregon Facilities Auth. Rev. Series 2011 C, 5% 10/1/21	550,000	552,175
Oregon Gen. Oblig. Series 2021 A, 5% 5/1/24	1,500,000	1,692,793
Port of Morrow Full Faith and Cr. Obligations Series 2021 D:
4% 12/1/22	135,000	140,993
4% 12/1/23	110,000	118,495
4% 12/1/24	150,000	166,067
4% 12/1/25	150,000	169,854
Port of Portland Arpt. Rev.:
Series 2015 23, 5% 7/1/23	275,000	299,228
Series 26 C:
5% 7/1/22 (c)	1,300,000	1,350,007
5% 7/1/23 (c)	2,000,000	2,168,114
5% 7/1/24 (c)	1,000,000	1,128,049
TOTAL OREGON		11,623,671
Pennsylvania - 2.2%
Albert Gallatin Area School District Series 2020 A, 4% 9/1/21	400,000	400,000
Allegheny County Hosp. Dev. Auth. Rev.:
Series 2011 A, 5% 10/15/23	270,000	271,563
Series 2021 B:
5% 10/15/23	950,000	1,044,680
5% 10/15/24	705,000	807,415
5% 10/15/25	740,000	877,350
Allegheny County Sanitation Auth. Swr. Rev. Series 2020 A, 4% 6/1/24	300,000	330,018
Bethlehem Area School District Auth. Bonds (School District Rfdg. Proj.) Series 2018 A, 1 month U.S. LIBOR + 0.480% 0.542%, tender 9/2/21 (b)(d)	3,985,000	3,984,946
Butler Area School District Series 2018, 5% 10/1/22	1,250,000	1,315,271
Chester County Health & Ed. Auth. Rev. Series 2017, 5% 11/1/21	160,000	160,243
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series C, 3% 9/1/23	245,000	259,107
Coatesville Area School District Series 2017, 5% 8/1/23 (FSA Insured)	710,000	773,062
Commonwealth Fing. Auth. Rev.:
Series 2019 B, 5% 6/1/24	275,000	311,002
Series 2020 A, 5% 6/1/23	350,000	379,452
Cumberland County Muni. Auth. Rev. Bonds Series 2014 T1, 3.75%, tender 4/30/22 (b)	1,000,000	1,003,518
Delaware County Auth. Rev. Series 2015, 5% 8/1/22	475,000	495,681
Delaware County Auth. Univ. Rev. Series 2020:
4% 10/1/22	190,000	196,755
5% 10/1/23	240,000	259,987
Delaware Valley Reg'l. Fin. Auth. Local Govt. Rev. Bonds Series 2018 B, SIFMA Municipal Swap Index + 0.420% 0.44%, tender 9/2/21 (b)(d)	5,000,000	4,993,404
Easton Area School District Series 2013 A, 5% 4/1/23	705,000	707,753
Geisinger Auth. Health Sys. Rev. Series 2020 A, 5% 4/1/22	6,075,000	6,246,824
Hollidaysburg Area School District Series 2020, 4% 7/15/22	500,000	516,552
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016 A, 4% 8/15/22	470,000	487,506
Laurel Highlands School District Series 2021:
4% 2/1/24	635,000	685,741
4% 2/1/25	345,000	382,861
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (b)	2,405,000	2,440,205
Series B, 1.8%, tender 8/15/22 (b)	1,595,000	1,617,312
Monroeville Fin. Auth. UPMC Rev. Series 2012:
3% 2/15/23	340,000	349,274
5% 2/15/22	290,000	296,439
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A, 5% 10/1/23	5,000	5,407
Series 2017, 3% 12/1/21	155,000	155,917
Series 2019:
5% 9/1/23	500,000	545,047
5% 9/1/26	1,250,000	1,508,028
Neshannock Township School District Gen. Oblig. Series 2021 B:
2% 9/1/22	115,000	117,075
2% 9/1/23	325,000	335,974
New Kensington-Arnold School District Series 2019 A, 4% 5/15/22	975,000	999,355
Northampton County Gen. Purp. College Rev. Series 2017, 5% 11/1/23	365,000	402,116
Octorara Area School District Chester and Lancaster Counties Series 2020, 4% 4/1/23	700,000	740,710
Parkland School District Series 2021 A, 3% 2/1/24	225,000	239,276
Pennsylvania Econ. Dev. Fing. Auth.:
(Philadelphia Biosolids Facility Proj.) Series 2020, 3% 1/1/22	360,000	362,351
Series 2017 A, 5% 11/15/23	225,000	248,434
Series 2020 A, 5% 4/15/22	500,000	515,183
Series 2021 A, 4% 10/15/23	425,000	458,571
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. (The Pennsylvania Rapid Bridge Replacement Proj.) Series 2015, 5% 6/30/22 (c)	1,495,000	1,552,061
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev.:
(Waste Mgmt., Inc. Proj.) Series 2004 A, 2.15% 11/1/21 (b)	800,000	802,594
Bonds:
(Republic Svcs., Inc. Proj.) Series 2019 B1, 0.2%, tender 10/15/21 (b)(c)	2,980,000	2,979,968
(Republic Svcs., Inc. Proj.) Series 2014, 0.22%, tender 10/1/21 (b)(c)	3,000,000	3,000,050
(Waste Mgmt., Inc. Proj.) Series 2013, 0.2%, tender 11/1/21 (b)(c)	12,000,000	11,999,414
(Waste Mgmt., Inc. Proj.):
Series 2004 A, 2.625%, tender 11/1/21 (b)(c)	600,000	602,313
Series 2009, 2.8%, tender 12/1/21 (b)	600,000	603,957
Series 2017 A, 0.58%, tender 8/1/24 (b)(c)	500,000	500,144
Series 2021 A, SIFMA Municipal Swap Index + 0.400% 0.42%, tender 6/3/24 (b)(c)(d)	1,365,000	1,365,671
Series 2011, 2.15%, tender 7/1/24 (b)(c)	775,000	813,806
Pennsylvania Gen. Oblig.:
Series 2011, 5% 11/15/21	225,000	227,253
Series 2012 1, 5% 6/1/22 (Escrowed to Maturity)	355,000	367,962
Series 2015 1:
5% 8/15/23	780,000	854,199
5% 3/15/25	425,000	495,170
Series 2016:
5% 9/15/21	850,000	851,516
5% 9/15/21	250,000	250,446
5% 1/15/22	290,000	295,288
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds:
(AICUP Fing. Prog. Mount Aloysius College Proj.) Series 2011 R1, 1%, tender 11/1/22 (b)	1,450,000	1,450,261
(AICUP Fing. Prog.-York College of Pennsylvania Proj.) Series 2014 T3, 3%, tender 4/30/22 (b)	1,470,000	1,487,281
Series 2014:
5% 12/1/21	5,000	5,061
5% 12/1/22	20,000	21,222
Series 2015, 5% 8/15/22	565,000	591,424
Series 2017, 5% 5/1/22	1,000,000	1,031,791
Pennsylvania Hsg. Fin. Agcy.:
Bonds:
Series 2018 127C, 0.632%, tender 10/1/23 (b)(d)	4,000,000	4,016,650
Series 2019, 1.4%, tender 1/1/23 (b)	4,500,000	4,560,257
Series 2021 134 B, 5% 10/1/23 (c)	1,000,000	1,094,600
Series 2021 135 B:
5% 4/1/22 (c)	390,000	400,891
5% 10/1/22 (c)	660,000	693,871
5% 4/1/23 (c)	660,000	708,782
5% 10/1/23 (c)	1,025,000	1,123,089
5% 4/1/24 (c)	600,000	669,013
5% 10/1/24 (c)	805,000	913,162
5% 4/1/25 (c)	180,000	207,618
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 114A, 2.9% 10/1/21 (Escrowed to Maturity) (c)	295,000	295,607
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of The City of Harrisburg Proj.) Series 2016 A:
5% 12/1/21	90,000	91,028
5% 12/1/21 (Escrowed to Maturity)	20,000	20,237
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2016, 5% 6/1/22	200,000	207,262
Series 2021 B:
5% 12/1/22	800,000	848,462
5% 12/1/23	1,410,000	1,562,757
Philadelphia Arpt. Rev.:
Series 2015 A, 5% 6/15/24 (c)	1,315,000	1,483,594
Series 2017 A, 5% 7/1/24	40,000	45,377
Series 2017 B:
5% 7/1/22 (c)	2,440,000	2,535,739
5% 7/1/24 (c)	660,000	745,911
5% 7/1/25 (c)	440,000	514,577
Series 2020 C:
5% 7/1/22 (c)	2,750,000	2,857,903
5% 7/1/23 (c)	8,930,000	9,696,087
Series 2021:
5% 7/1/24 (c)	1,970,000	2,226,431
5% 7/1/25 (c)	1,275,000	1,491,104
Philadelphia Auth. for Indl. Dev. Series 2020 C, 4% 11/1/24	535,000	592,792
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2019, 5% 10/1/21	500,000	501,878
Philadelphia Gas Works Rev.:
Series 14, 5% 10/1/22	390,000	410,233
Series 2016 14, 5% 10/1/21	1,190,000	1,194,637
Series 2017 15, 5% 8/1/22	480,000	501,080
Philadelphia School District Series 2019 A:
5% 9/1/21	115,000	115,000
5% 9/1/23	185,000	202,173
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2020, 4% 2/1/23 (FSA Insured)	1,775,000	1,867,775
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Bonds Series 2017 C, 1 month U.S. LIBOR + 0.640% 0.67%, tender 12/1/23 (FSA Insured) (b)(d)	4,000,000	4,033,434
Series 2019 A:
5% 9/1/23	270,000	295,234
5% 9/1/26 (FSA Insured)	625,000	759,835
Reading School District Series 2017:
5% 3/1/25 (FSA Insured)	5,000	5,763
5% 3/1/26 (FSA Insured)	5,000	5,950
5% 3/1/27 (FSA Insured)	5,000	6,123
5% 3/1/28 (FSA Insured)	5,000	6,143
Southcentral Pennsylvania Gen. Auth. Rev. Series 2021 TT2:
5% 5/1/24	210,000	235,197
5% 5/1/25	340,000	394,719
5% 5/1/26	320,000	383,335
Southeastern Pennsylvania Trans. Auth. Rev. Series 2020:
5% 6/1/22	1,000,000	1,036,698
5% 6/1/23	750,000	812,974
Township of East Vincent Gen. Oblig. Series 2021:
3% 12/1/23	200,000	212,141
3% 12/1/24	250,000	271,709
Westmoreland County Indl. Dev. Auth. (Excela Health Proj.) Series 2020 A:
4% 7/1/23	350,000	372,843
4% 7/1/24	450,000	494,175
TOTAL PENNSYLVANIA		124,098,067
Rhode Island - 0.1%
Rhode Island Comm Corp. Rev. Series 2016 A, 5% 6/15/24	1,010,000	1,143,110
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016:
5% 5/15/22	295,000	304,351
5% 5/15/23	25,000	26,811
5% 5/15/24	160,000	177,999
5% 5/15/25	120,000	138,063
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (FSA Insured)	130,000	151,849
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Series 2012 B, 5% 11/1/21	440,000	443,436
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	100,000	110,202
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2019 A, 5% 12/1/28 (c)	490,000	615,134
Series A, 4% 12/1/26 (c)	540,000	591,804
Tobacco Settlement Fing. Corp. Series 2015 A:
5% 6/1/26	75,000	87,279
5% 6/1/27	20,000	23,181
TOTAL RHODE ISLAND		3,813,219
South Carolina - 0.4%
Charleston County Arpt. District Series 2013 A:
5.25% 7/1/22 (c)	1,235,000	1,286,866
5.5% 7/1/27 (c)	850,000	929,357
Lancaster County School District ( South Carolina Gen. Oblig. Proj.) Series 2017, 5% 3/1/22	45,000	46,099
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (b)	9,000,000	9,744,730
Richland County School District #2 Gen. Oblig. (South Carolina Gen. Oblig. Proj.) Series 2015 A, 5% 2/1/23	85,000	90,804
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/23	95,000	104,907
5% 12/1/26	25,000	28,976
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	120,000	134,948
South Carolina Ports Auth. Ports Rev.:
Series 2015, 5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (c)	175,000	207,378
Series 2019 B:
5% 7/1/22 (c)	310,000	321,739
5% 7/1/26 (c)	185,000	222,810
South Carolina Pub. Svc. Auth. Rev.:
Series 2011 B, 5% 12/1/21 (Escrowed to Maturity)	910,000	920,903
Series 2014 C:
5% 12/1/22	25,000	26,514
5% 12/1/23	110,000	121,733
Series 2015 A:
5% 12/1/21 (Escrowed to Maturity)	400,000	404,792
5% 12/1/25	115,000	134,457
Series 2015 C:
5% 12/1/21	890,000	900,730
5% 12/1/22	560,000	593,923
Series 2021 A, 5% 12/1/25	850,000	1,012,819
Series A:
5% 12/1/21	530,000	536,390
5% 12/1/21	350,000	354,220
5% 12/1/22	750,000	795,433
5% 12/1/23	620,000	686,132
5% 12/1/23	1,015,000	1,123,265
5% 12/1/24	365,000	420,133
TOTAL SOUTH CAROLINA		21,150,058
South Dakota - 0.1%
South Dakota Board of Regents Hsg. and Auxiliary Facilities Series 2021:
3% 4/1/22	250,000	254,111
3% 4/1/23	275,000	286,928
3% 4/1/24	425,000	453,366
3% 4/1/25	500,000	543,799
South Dakota Health & Edl. Facilities Auth. Rev.:
Series 2014 B:
4% 11/1/21	10,000	10,063
5% 11/1/22	10,000	10,560
Series 2020 A:
5% 9/1/21	190,000	190,000
5% 9/1/22	140,000	146,766
5% 9/1/23	335,000	367,156
South Dakota Hsg. Dev. Auth. Series 2017 D, 4% 11/1/47	795,000	858,831
TOTAL SOUTH DAKOTA		3,121,580
Tennessee - 1.0%
Greeneville Health & Edl. Facilities Board Series 2018 A, 5% 7/1/22	1,500,000	1,559,627
Memphis Health, Edl. & Hsg. Facilities Board Bonds Series 2020, 0.25%, tender 12/1/22 (b)	1,250,000	1,252,382
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2020 B:
5% 7/1/22 (c)	300,000	311,951
5% 7/1/23 (c)	250,000	271,784
Series 2021 B, 5% 7/1/22 (c)	400,000	415,935
Series 2021 C:
5% 7/1/22 (c)	400,000	415,935
5% 7/1/23 (c)	1,750,000	1,902,490
5% 7/1/24 (c)	1,850,000	2,090,810
Metropolitan Gov Nashvle&David Ind. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 0.58%, tender 8/1/24 (b)(c)	400,000	400,115
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 B, 5% 7/1/25 (c)	1,810,000	2,116,783
Tennergy Corp. Gas Rev.:
Bonds Series 2019 A, 5%, tender 10/1/24 (b)	10,650,000	12,100,410
Series 2021 A:
4% 9/1/22	335,000	347,681
4% 3/1/23	350,000	369,626
4% 9/1/23	275,000	295,458
4% 3/1/24	300,000	327,416
Tennessee Energy Acquisition Corp.:
Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (b)	10,000,000	10,562,196
Series 2006 A, 5.25% 9/1/21	20,725,000	20,725,000
Series 2018, 5% 11/1/22	1,500,000	1,582,311
Series 2021 A:
5% 11/1/22	150,000	158,249
5% 11/1/23	250,000	274,792
TOTAL TENNESSEE		57,480,951
Texas - 4.4%
Alamito Pub. Facilities Corp. Bonds:
(Cramer Three Apts. Proj.) Series 2018, 0.25%, tender 11/1/21 (b)	10,000,000	10,000,326
Series 2019, 1.51%, tender 5/1/22 (b)	6,000,000	6,010,737
Aledo Independent School District Series 2015, 0% 2/15/24	25,000	24,835
Atascosa County Indl. Dev. Corp. Poll. Cont. Rev. Series 2020:
5% 12/15/21	975,000	986,975
5% 12/15/23	450,000	490,146
5% 12/15/24	550,000	616,858
Austin Affordable Pfc, Inc. Multifamily Hsg. Rev. Bonds Series 2019, 1.46%, tender 6/1/22 (b)	700,000	706,708
Austin Arpt. Sys. Rev.:
Series 2014, 5% 11/15/26 (c)	715,000	815,485
Series 2019 B, 5% 11/15/22 (c)	600,000	634,312
Series 2019:
5% 11/15/21 (c)	2,505,000	2,529,252
5% 11/15/22 (c)	585,000	618,454
5% 11/15/23 (c)	500,000	551,842
5% 11/15/24 (c)	515,000	590,567
Austin Elec. Util. Sys. Rev. Series 2015 A, 5% 11/15/21	500,000	504,986
Austin Gen. Oblig. Series 2019, 5% 5/1/25	780,000	912,974
Austin-Bergstrom Landhost Ente Series 2017, 5% 10/1/21	280,000	280,906
Burleson Independent School District Bonds Series 2018, 2.5%, tender 8/1/22 (b)	5,000,000	5,104,107
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. Bonds Series 2019, 2.1%, tender 9/1/22 (b)	2,800,000	2,802,479
Central Reg'l. Mobility Auth.:
Series 2016:
5% 1/1/22	35,000	35,551
5% 1/1/23	55,000	58,468
5% 1/1/24	75,000	83,119
5% 1/1/26	75,000	89,326
Series 2020 B:
5% 1/1/22	155,000	157,440
5% 1/1/23	220,000	233,872
5% 1/1/25	125,000	143,917
5% 1/1/26	125,000	148,877
Series 2020 F, 5% 1/1/25	2,000,000	2,254,474
Clear Creek Independent School District:
Bonds Series 2021 B, 0.28%, tender 8/15/24 (b)	630,000	629,445
Series 2019, 5% 2/15/25	500,000	580,969
Coastal Bend Health Facilities Dev. Corp. Series 2005 B2, 0.18%, tender 7/1/31 (FSA Insured) (b)	4,850,000	4,850,000
Corpus Christi Gen. Oblig. Series 2015, 5% 3/1/24	1,955,000	2,185,891
Cypress-Fairbanks Independent School District:
Bonds:
Series 2015 B1, 0.28%, tender 8/15/24 (b)	4,700,000	4,693,098
Series 2017 A-2, 1.25%, tender 8/15/22 (b)	3,000,000	3,030,306
Series 2020 A, 5% 2/15/25	200,000	232,463
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2012 C, 5% 11/1/21	755,000	761,035
Series 2013 A, 5% 11/1/28 (c)	1,000,000	1,054,150
Series 2013 F:
5% 11/1/21	75,000	75,599
5% 11/1/22	240,000	253,576
Series 2014 A:
4% 11/1/23 (c)	200,000	215,484
5.25% 11/1/26 (c)	400,000	442,004
Series 2014 B:
5% 11/1/22 (c)	100,000	105,584
5% 11/1/29 (c)	515,000	542,825
Series 2014 C:
5% 11/1/21	250,000	251,998
5% 11/1/22	550,000	581,112
Series 2014 D, 5% 11/1/21 (c)	2,515,000	2,534,849
Series 2014 E, 5% 11/1/21	1,295,000	1,305,351
Series 2020 A:
5% 11/1/23	2,250,000	2,483,961
5% 11/1/24	225,000	258,651
Series 2020 B:
5% 11/1/21	4,605,000	4,641,808
5% 11/1/22	3,000,000	3,169,703
Dallas Gen. Oblig. Series 2020 A:
5% 2/15/23	2,020,000	2,163,215
5% 2/15/24	1,000,000	1,117,116
Dallas Independent School District Bonds:
Series 2016, 5%, tender 2/15/22 (b)	5,000	5,110
Series B6:
5%, tender 2/15/22 (b)	100,000	102,194
5%, tender 2/15/22 (b)	100,000	102,218
Denton Independent School District Series 2016, 0% 8/15/25	35,000	34,372
Fort Bend County Muni. Util. District Series 2021, 2% 4/1/24	750,000	781,019
Fort Bend Independent School District Bonds:
Series 2019 A, 1.95%, tender 8/1/22 (b)	5,490,000	5,574,223
Series 2020 B, 0.875%, tender 8/1/25 (b)	3,245,000	3,296,690
Series 2021 B, 0.72%, tender 8/1/26 (b)	2,525,000	2,542,054
Fort Worth Gen. Oblig.:
Series 2015 A, 5% 3/1/23	35,000	37,557
Series 2016, 5% 3/1/25	120,000	139,434
Series 2019, 5% 3/1/24	4,520,000	5,057,440
Fort Worth Independent School District Series 2015, 5% 2/15/22	35,000	35,780
Galveston Pub. Facility Corp. Multifamily Hsg. Rev. Bonds Series 2021, 0.47%, tender 8/1/24 (b)	3,000,000	3,002,815
Goose Creek Consolidated Independent School District Bonds:
Series 2019 B, 0.27%, tender 10/1/21 (b)	3,000,000	3,000,414
Series 2021 B, 0.6%, tender 8/17/26 (b)	500,000	499,445
Grand Parkway Trans. Corp. Bonds Series 2018 B, 5%, tender 10/1/23 (b)	1,865,000	2,041,020
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev.:
(Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37 (Pre-Refunded to 11/15/22 @ 100)	435,000	460,506
Series 2012 A:
5% 11/15/21 (Escrowed to Maturity)	350,000	353,476
5% 11/15/22 (Escrowed to Maturity)	245,000	259,365
Series 2016, 5% 11/15/21	1,095,000	1,105,260
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds:
Series 2019 B, 5%, tender 12/1/22 (b)	5,000,000	5,283,687
Series 2019 C, SIFMA Municipal Swap Index + 0.420% 0.44%, tender 12/1/22 (b)(d)	3,250,000	3,248,466
Series 2020 A, 0.9%, tender 5/15/25 (b)	1,770,000	1,771,027
Series 2020 C, 5%, tender 12/1/22 (b)	6,710,000	7,109,193
Series 2020 C2, 5%, tender 12/1/24 (b)	200,000	229,866
Series 2013 A, 5% 12/1/21	450,000	455,425
Series 2013 B, SIFMA Municipal Swap Index + 0.900% 0.92% 6/1/22 (b)(d)	600,000	602,031
Series 2014 A, 5% 12/1/26	120,000	137,496
Series 2019 A, 5% 12/1/21	2,310,000	2,337,849
Series 2020 A, 4% 7/1/25	250,000	284,335
Series 2020, 5% 6/1/22	1,000,000	1,036,389
Harris County Gen. Oblig. Series 2011 A, 5% 10/1/22 (Pre-Refunded to 10/1/21 @ 100)	275,000	276,074
Harris County Health Facilities Dev. Corp. Rev.:
Series 2005 A4, 0.17%, tender 7/1/31 (FSA Insured) (b)	1,500,000	1,500,000
Series A3, 0.17%, tender 7/1/31 (FSA Insured) (b)	4,050,000	4,050,000
Houston Arpt. Sys. Rev.:
Series 2012 A:
5% 7/1/23 (Pre-Refunded to 7/1/22 @ 100) (c)	235,000	244,235
5% 7/1/31 (Pre-Refunded to 7/1/22 @ 100) (c)	630,000	654,757
Series 2012 B, 5% 7/1/27 (Pre-Refunded to 7/1/22 @ 100)	4,000,000	4,160,616
Series 2018 A, 5% 7/1/22 (c)	860,000	894,481
Series 2018 B, 5% 7/1/22	720,000	749,053
Series 2020 A, 5% 7/1/23 (c)	1,000,000	1,087,716
Series 2021 A:
5% 7/1/24 (c)	500,000	566,298
5% 7/1/26 (c)	1,250,000	1,511,430
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2021:
4% 9/1/24	250,000	276,214
4% 9/1/25	215,000	243,619
4% 9/1/26	275,000	318,900
Houston Independent School District Bonds Series 2012, 4%, tender 6/1/23 (b)	1,000,000	1,064,894
Houston Util. Sys. Rev.:
Series 2016 B, 5% 11/15/21	250,000	252,493
Series 2018 D, 5% 11/15/21	290,000	292,898
Irving Hosp. Auth. Hosp. Rev. Series 2017 A, 5% 10/15/21	65,000	65,368
Jacksonville Independent School District Series 2020, 5% 2/15/24	1,915,000	2,137,773
Katy Independent School District Bonds Series 2021 C, 1.5%, tender 8/15/24 (b)(e)	2,500,000	2,588,374
Klein Independent School District Series 2015 A, 5% 8/1/24	225,000	256,309
Leander Independent School District Series 2013 A, 0% 8/15/23 (Escrowed to Maturity)	1,000,000	994,939
Love Field Arpt. Modernization Rev.:
Series 2015, 5% 11/1/23 (c)	375,000	413,047
Series 2017:
5% 11/1/22 (c)	620,000	654,397
5% 11/1/23 (c)	100,000	110,146
5% 11/1/24 (c)	750,000	857,562
Series 2021:
5% 11/1/22 (c)(e)	2,880,000	3,029,878
5% 11/1/23 (c)(e)	3,860,000	4,238,602
5% 11/1/24 (c)(e)	3,560,000	4,058,990
5% 11/1/25 (c)(e)	605,000	713,439
5% 11/1/26 (c)(e)	405,000	491,695
5% 11/1/27 (c)(e)	415,000	515,947
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2018, 5% 5/15/23	265,000	286,693
Series 2019:
5% 5/15/23	1,070,000	1,157,590
5% 5/15/24	300,000	337,882
Series 2020:
5% 5/15/22	1,000,000	1,034,301
5% 5/15/23	215,000	232,600
5% 5/15/24	550,000	619,450
Lubbock Elec. Lt. & Pwr. Sys. Rev. Series 2021:
5% 4/15/24 (e)	875,000	983,126
5% 4/15/25 (e)	725,000	845,450
5% 4/15/26 (e)	675,000	812,744
Mansfield Independent School District Series 2016, 5% 2/15/24	110,000	122,653
McKinney Independent School District Series 2021, 5% 2/15/25 (e)	600,000	698,064
Midland County Pub. Facilities Corp. Bonds Series 2020, 0.35%, tender 6/1/23 (b)	2,000,000	1,999,504
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2008 A, 0.2%, tender 11/1/21 (b)(c)	8,000,000	7,999,610
Series 2020 A, 0.2%, tender 11/1/21 (b)(c)	3,500,000	3,499,829
(Waste Mgmt., Inc. Proj.) Series 2018, 0.395%, tender 7/1/24 (b)(c)	3,425,000	3,425,041
New Caney Independent School District Bonds Series 2018, 1.25%, tender 8/15/24 (b)	600,000	615,491
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/26	55,000	65,174
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/22	35,000	36,694
North Texas Tollway Auth. Rev.:
Series 2014 A, 5% 1/1/22 (Escrowed to Maturity)	1,015,000	1,031,260
Series 2015 A, 5% 1/1/22	200,000	203,209
Series 2015 B, 5% 1/1/23	325,000	345,899
Series 2016 A:
5% 1/1/22	200,000	203,209
5% 1/1/23	780,000	830,157
Series 2017 A:
5% 1/1/22	555,000	563,906
5% 1/1/24	605,000	643,820
5% 1/1/26	580,000	617,055
Series 2019 A:
5% 1/1/22	285,000	289,573
5% 1/1/23	325,000	345,899
Series 2019 B, 5% 1/1/25	325,000	375,237
Series 2020 A, 5% 1/1/25	265,000	306,058
Northside Independent School District Bonds Series 2020, 0.7%, tender 6/1/25 (b)	6,300,000	6,345,439
Odessa College District Rev. Series 2021, 4% 7/1/22 (FSA Insured)	740,000	763,468
Odessa Hsg. Fin. Corp. Multifamily Hsg. Rev. Bonds Series 2020, 0.35%, tender 3/1/23 (b)	2,500,000	2,503,594
Pearland Gen. Oblig. Series 2020, 5% 3/1/24	295,000	329,212
Pflugerville Independent School District Bonds Series 2019 B, 2.5%, tender 8/15/23 (b)	610,000	635,849
Port Arthur Series 2021:
5% 2/15/22	185,000	189,039
5% 2/15/24	240,000	267,292
5% 2/15/24	195,000	217,175
Prosper Independent School District:
Bonds Series 2019 B, 2%, tender 8/15/23 (b)	1,000,000	1,035,036
Series 2015, 5% 2/15/24	250,000	279,410
San Antonio Arpt. Sys. Rev. Series 2019 A:
5% 7/1/22 (c)	275,000	285,861
5% 7/1/22 (c)	265,000	275,466
5% 7/1/23 (c)	195,000	211,841
5% 7/1/25 (c)	400,000	467,797
5% 7/1/26 (c)	500,000	604,572
San Antonio Elec. & Gas Sys. Rev.:
Bonds Series 2015 B, 2%, tender 12/1/21 (b)	3,700,000	3,705,634
Series 2012, 5% 2/1/22	1,330,000	1,356,773
Series 2016, 5% 2/1/25 (Escrowed to Maturity)	330,000	382,639
San Antonio Hsg. Trust Fin. Corp. Bonds Series 2019, 1.4%, tender 1/1/22 (b)	5,000,000	5,016,454
San Antonio Independent School District Series 2015, 5% 2/15/24	315,000	352,056
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/21	20,000	20,034
5% 9/15/22	75,000	78,620
San Antonio Wtr. Sys. Rev. Bonds:
Series 2013 F, 2%, tender 11/1/21 (b)	1,000,000	1,002,881
Series 2014 B, 2%, tender 11/1/22 (b)	520,000	530,604
Splendora Independent School District Series 2016 A, 5% 2/15/25	200,000	231,340
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/23 (Escrowed to Maturity)	20,000	21,870
5% 8/15/28 (Pre-Refunded to 8/15/23 @ 100)	50,000	54,675
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A:
5% 2/15/25	880,000	1,019,867
5% 2/15/26	35,000	41,932
Series 2017 A, 5% 2/15/24	195,000	217,633
Texas A&M Univ. Rev. Series 2021 A:
5% 5/15/24	1,350,000	1,525,163
5% 5/15/26	725,000	878,108
Texas Gen. Oblig.:
Bonds Series 2019 C2, 1.85%, tender 8/1/22 (b)	65,000	65,075
Series 2014 A, 5% 10/1/21	200,000	200,796
Texas Muni. Gas Acquisition And Supply Corp. Series 2021:
5% 12/15/21	1,520,000	1,540,536
5% 12/15/22	1,250,000	1,325,210
5% 12/15/23	3,450,000	3,813,262
Texas Muni. Pwr. Agcy. Rev. Series 2021:
3% 9/1/21 (FSA Insured)	1,000,000	1,000,000
3% 9/1/22 (FSA Insured)	1,450,000	1,491,187
3% 9/1/23 (FSA Insured)	900,000	950,151
3% 9/1/24 (FSA Insured)	850,000	918,356
Texas State Univ. Sys. Fing. Rev. Series 2019 A, 5% 3/15/24	250,000	280,239
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2016, 5% 8/1/23	35,000	38,250
Tyler Independent School District Series 2017, 5% 2/15/25	215,000	249,414
Waco Edl. Fin. Corp. Rev. Series 2021:
3% 3/1/23	325,000	338,569
4% 3/1/24	580,000	634,528
4% 3/1/25	400,000	450,885
4% 3/1/26	575,000	663,787
Weatherford Util. Sys. Rev. Series 2015, 5% 9/1/21 (FSA Insured)	350,000	350,000
Wichita Falls Independent School District Series 2021, 3% 2/1/23	1,400,000	1,456,073
TOTAL TEXAS		242,884,316
Utah - 0.1%
Salt Lake City Arpt. Rev.:
Series 2018 A, 5% 7/1/23 (c)	250,000	271,640
Series 2021 A:
5% 7/1/22 (c)	650,000	675,950
5% 7/1/23 (c)	550,000	597,607
5% 7/1/24 (c)	1,000,000	1,130,168
Utah County Hosp. Rev.:
Bonds Series 2018 B2, 5%, tender 8/1/24 (b)	135,000	150,396
Series 2016 B, 5% 5/15/22	250,000	258,575
Utah Infrastructure Agcy. Series 2021, 3% 10/15/24	500,000	537,894
Vineyard Redev. Agcy. Series 2021, 5% 5/1/24 (FSA Insured)	675,000	758,098
TOTAL UTAH		4,380,328
Vermont - 0.0%
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2017 A, 5% 6/15/23 (c)	700,000	754,557
Series 2020 A, 5% 6/15/27 (c)	665,000	803,679
TOTAL VERMONT		1,558,236
Virginia - 1.2%
Arlington County IDA Hosp. Facilities Series 2020:
5% 7/1/23	340,000	369,561
5% 7/1/24	425,000	481,353
Charles City County Econ. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003 A, 2.4%, tender 5/2/22 (b)(c)	1,750,000	1,775,634
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Series 2019, 5% 11/1/23	2,400,000	2,641,850
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2018 B, 5%, tender 5/15/23 (b)	1,625,000	1,756,567
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/24	50,000	56,455
Gloucester County Indl. Dev. Auth. Bonds Series 2003 A, 2.4%, tender 5/2/22 (b)(c)	475,000	481,958
Halifax County Indl. Dev. Auth. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 0.45%, tender 4/1/22 (b)	6,185,000	6,190,208
Hampton Roads Trans. Accountability Commission Series 2019 A, 5% 7/1/22	14,500,000	15,085,100
King George County Indl. Dev. Auth. Solid Waste Disp. Fac. Rev. (King George Landfill, Inc. Proj.) Series 2003 A, 2.5% 6/1/23 (b)(c)	735,000	762,890
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.):
Series 2008 A, 1.9%, tender 6/1/23 (b)	2,500,000	2,566,362
Series 2008 B, 0.75%, tender 9/2/25 (b)	4,000,000	4,019,576
Series 2008 C, 1.8%, tender 4/1/22 (b)	1,600,000	1,613,866
Norfolk Arpt. Auth.:
Series 2021 A:
4% 7/1/24	1,170,000	1,293,231
4% 7/1/25	1,000,000	1,137,339
Series 2021 B:
4% 7/1/23 (c)	500,000	533,583
5% 7/1/24 (c)	400,000	451,220
Peninsula Port Auth. Coal Term. Rev. Bonds (Dominion Term. Associates Proj. - Detc Issue) Series 2003, 1.7%, tender 10/1/22 (b)	2,000,000	2,028,793
Spotsylvania County Econ. Dev. Bonds (Palmers Creek Apt. Proj.) Series 2019, 1.45%, tender 11/26/21 (b)	5,000,000	5,024,319
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
5% 6/15/24	25,000	28,220
5% 6/15/25	20,000	23,330
5% 6/15/26	35,000	42,134
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds Series 2003 A, 2.4%, tender 5/2/22 (b)(c)	1,205,000	1,222,651
Virginia Hsg. Dev. Auth. Series 2021, 1.55% 11/1/21	420,000	420,942
Virginia Pub. Bldg. Auth. Pub. Facilities Rev.:
Series 2019 B, 5% 8/1/23 (c)	410,000	447,657
Series 2020 A, 5% 8/1/22	1,940,000	2,027,214
Virginia Small Bus. Fing. Auth. Series 2020 A:
5% 1/1/22	900,000	914,076
5% 1/1/23	400,000	424,889
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Series 2020, 4% 11/1/21	685,000	689,388
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.):
Series 2009 A, 0.75%, tender 9/2/25 (b)	7,000,000	7,065,102
Series 2010 A, 1.2%, tender 5/31/24 (b)	2,075,000	2,121,179
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (b)	300,000	306,851
TOTAL VIRGINIA		64,003,498
Washington - 1.6%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series 2015 S2A, SIFMA Municipal Swap Index + 0.300% 0.32%, tender 9/2/21 (b)(d)	20,000,000	20,001,070
Energy Northwest Elec. Rev. Series 2021 A, 5% 7/1/22	200,000	208,139
King County Hsg. Auth. Rev.:
Series 2019:
3% 11/1/23	1,175,000	1,242,512
4% 11/1/24	135,000	150,531
Series 2020:
3% 6/1/22	250,000	255,060
3% 6/1/23	400,000	417,986
3% 6/1/25	275,000	298,719
King County Swr. Rev.:
Bonds Series 2020 B, 0.875%, tender 1/1/26 (b)	2,105,000	2,116,732
Series B, 5% 7/1/25	1,885,000	2,137,235
Port of Seattle Gen. Oblig. Series 2011, 5.25% 12/1/21 (c)	300,000	300,000
Port of Seattle Rev.:
Series 2012 A:
5% 8/1/22	400,000	417,869
5% 8/1/27	400,000	417,415
Series 2012 B, 5% 8/1/23 (c)	1,345,000	1,402,900
Series 2016 B:
5% 10/1/21 (c)	60,000	60,234
5% 10/1/22 (c)	70,000	73,592
5% 10/1/23 (c)	65,000	71,363
Series 2016, 5% 2/1/25	290,000	335,736
Series 2017 C, 5% 5/1/22 (c)	5,540,000	5,715,744
Series 2018 A, 5% 5/1/22 (c)	11,475,000	11,839,019
Series 2019:
5% 4/1/22 (c)	790,000	811,920
5% 4/1/23 (c)	615,000	661,168
Series 2021 C:
5% 8/1/22 (c)	3,510,000	3,663,150
5% 8/1/23 (c)	3,665,000	3,994,958
5% 8/1/24 (c)	1,360,000	1,539,881
5% 8/1/25 (c)	390,000	456,878
Series 2021:
5% 9/1/23 (c)	2,100,000	2,297,589
5% 9/1/24 (c)	1,080,000	1,227,080
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/22 (c)	500,000	517,463
Seattle Hsg. Auth. Rev. (Northgate Plaza Proj.) Series 2021, 1% 6/1/26	1,740,000	1,743,582
Seattle Muni. Lt. & Pwr. Rev. Bonds Series 2018 B2, SIFMA Municipal Swap Index + 0.290% 0.31%, tender 9/1/21 (b)(d)	10,000,000	10,000,000
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/22	15,000	15,245
5% 1/1/25	25,000	28,891
5% 1/1/26	35,000	41,885
Tobacco Settlement Auth. Rev. Series 2018, 5% 6/1/22	630,000	652,310
Washington Fed. Hwy. Grant Anticipation Rev. Series 2012 F, 5% 9/1/22	300,000	314,684
Washington Gen. Oblig.:
Series 2020 R, 5% 1/1/22	200,000	203,257
Series R 2020 A, 5% 1/1/25	250,000	289,366
Series R 2020 C, 5% 7/1/22	2,500,000	2,602,167
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.) Series 2012 A, 5% 10/1/24	250,000	263,250
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	205,000	236,717
5% 8/15/26	115,000	136,468
5% 8/15/27	50,000	60,745
Bonds:
Series 2012 B, 5%, tender 10/1/21 (b)	450,000	451,761
Series 2019 B, 5%, tender 8/1/24 (b)	1,095,000	1,215,556
Series 2011 B, 3.5% 10/1/21	475,000	476,305
Series 2012 A, 5% 10/1/22	445,000	468,536
Series 2012 B, 5% 10/1/24 (Pre-Refunded to 10/1/22 @ 100)	280,000	294,593
Series 2014, 5% 3/1/22	200,000	204,774
Series 2015 B, 5% 8/15/23	600,000	656,456
Series 2015, 5% 7/1/24	1,250,000	1,409,683
Series 2018 B, 5% 10/1/25	1,220,000	1,446,216
TOTAL WASHINGTON		85,844,390
West Virginia - 0.3%
Harrison County Commission Solid Waste Disp. Rev. Bonds (Monongahela Pwr. Co. Proj.) Series 2018 A, 3%, tender 10/15/21 (b)(c)	6,900,000	6,917,387
Hsg. Auth. of Everett Bonds Series 2021, 0.3%, tender 9/1/23 (b)	1,500,000	1,499,616
Mason Co. Poll. Cont. Rev. (Appalachian Pwr. Co. Proj.) Series 2003 L, 2.75% 10/1/22	3,245,000	3,329,938
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Appalachian Pwr. Co. Amos Proj.):
Series 2010 A, 0.625%, tender 12/15/25 (b)	2,000,000	1,994,419
Series 2015 A, 2.55%, tender 4/1/24 (b)	225,000	236,605
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2016 A:
5% 6/1/22	2,195,000	2,273,014
5% 6/1/24	1,490,000	1,680,237
West Virginia Hsg. Dev. Fund Series 2017 A, 2.4% 11/1/22 (c)	960,000	978,382
TOTAL WEST VIRGINIA		18,909,598
Wisconsin - 0.8%
Crosse Resources Recovery Rev. Series 1996, 6% 11/1/21 (c)	1,500,000	1,514,067
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A, 5% 1/1/25	300,000	344,646
Clayton Town Series 2021 B, 2% 6/1/26	2,000,000	2,046,329
Dunn County Gen. Oblig. Series 2021 A, 0.25% 10/1/24	1,155,000	1,151,752
Milwaukee County Arpt. Rev.:
Series 2013 A:
5% 12/1/22 (c)	30,000	31,778
5.25% 12/1/23 (c)	35,000	38,929
Series 2016 A, 5% 12/1/22 (c)	1,000,000	1,059,278
Series 2021, 5% 12/1/21	300,000	303,602
Milwaukee Gen. Oblig.:
Series 2018 N4, 5% 4/1/25	1,130,000	1,310,790
Series 2020 N4, 5% 4/1/22	2,125,000	2,184,596
Pub. Fin. Auth. Hosp. Rev. Series 2020 A:
5% 6/1/23	345,000	373,778
5% 6/1/24	675,000	761,181
5% 6/1/25	375,000	438,398
5% 6/1/26	300,000	361,985
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.):
Series 2017 A, 0.2%, tender 11/1/21 (b)(c)	2,600,000	2,599,873
Series 2017 A-2, 0.2%, tender 11/1/21 (b)(c)	7,150,000	7,149,651
Racine Unified School District Series 2021:
2% 4/1/22	175,000	176,904
2% 4/1/23	225,000	231,574
2% 4/1/24	475,000	496,147
2% 4/1/25	600,000	633,939
Waukesha Gen. Oblig. Series 2021 A, 2% 7/1/22	1,500,000	1,519,272
Wisconsin Gen. Oblig. Series 2014 4, 5% 5/1/25	90,000	103,522
Wisconsin Health & Edl. Facilities:
Bonds:
Series 2018 B:
5%, tender 1/26/22 (b)	5,710,000	5,815,713
5%, tender 1/29/25 (b)	355,000	410,119
Series 2018 C, SIFMA Municipal Swap Index + 0.450% 0.47%, tender 9/2/21 (b)(d)	3,885,000	3,888,187
Series 2018 C3, SIFMA Municipal Swap Index + 0.550% 0.57%, tender 7/26/23 (b)(d)	4,000,000	4,010,393
Series 2014 A, 5% 11/15/21	325,000	328,180
Series 2016 A, 5% 11/15/21	480,000	484,777
Series 2018, 5% 4/1/26	195,000	235,068
Series 2019 A:
5% 11/15/22	325,000	344,115
5% 12/1/23	35,000	38,667
5% 12/1/24	100,000	114,754
5% 12/1/25	125,000	148,305
5% 12/1/26	200,000	244,318
Series 2019, 5% 10/1/21	550,000	552,048
Wisconsin Health & Edl. Facilities Auth. Series 2014 A, 5% 12/1/24	775,000	889,583
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2012, 5% 10/1/21	30,000	30,112
TOTAL WISCONSIN		42,366,330
Wyoming - 0.1%
Laramie County Hosp. Rev. (Cheyenne Reg'l. Med. Ctr. Proj.) Series 2021:
4% 5/1/22	775,000	794,868
4% 5/1/23	250,000	265,593
4% 5/1/25	260,000	293,135
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Series 2020 3:
5% 12/1/21 (c)	565,000	571,583
5% 6/1/22 (c)	280,000	289,607
5% 6/1/23 (c)	955,000	1,027,148
TOTAL WYOMING		3,241,934
TOTAL MUNICIPAL BONDS (Cost $2,367,395,399)		2,383,221,934

Municipal Notes - 22.7%
	Principal Amount (a)	Value ($)
Alabama - 0.3%
East Alabama Health Care Auth. Series 2012 B, 0.09% 9/7/21, VRDN (b)	5,000,000	5,000,000
Health Care Auth. for Baptist Health Series 2013 B, 0.17% 9/7/21, VRDN (b)	6,705,000	6,705,000
Huntsville Health Care Auth. Participating VRDN Series XG 03 01, 0.06% 9/7/21 (Liquidity Facility Bank of America NA) (b)(g)(h)	5,000,000	5,000,000
TOTAL ALABAMA		16,705,000
Alaska - 0.1%
Anchorage Gen. Oblig. TAN Series 2021, 1.5% 12/15/21	6,000,000	6,024,755

Arizona - 0.3%
Arizona St Indl. Dev. Auth. Multi Participating VRDN Series XF 10 91, 0.27% 9/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(g)(h)	950,000	950,000
Maricopa County Indl. Dev. Auth. Participating VRDN Series 2021 XG 03 09, 0.09% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	6,145,000	6,145,000
Maricopa County Poll. Cont. Rev.:
Series 2010 A, 0.07% 9/7/21, VRDN (b)	3,700,000	3,700,000
Series 2010 B, 0.07% 9/7/21, VRDN (b)	2,000,000	2,000,000
Maricopa County Rev. Participating VRDN Series Floaters YX 10 32, 0.05% 9/7/21 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	4,835,000	4,835,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series XM 08 23, 0.14% 9/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	1,300,000	1,300,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series XF 10 96, 0.27% 9/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	400,000	400,000
TOTAL ARIZONA		19,330,000
California - 1.8%
California Health Facilities Fing. Auth. Rev. Participating VRDN Series Floaters XG 01 75, 0.15% 9/7/21 (Liquidity Facility Bank of America NA) (b)(g)(h)	4,825,000	4,825,000
California Muni. Fin. Auth. Participating VRDN Series DBE 80 61, 0.46% 9/7/21 (Liquidity Facility Deutsche Bank AG) (b)(g)(h)	2,500,000	2,500,000
California School Fin. Auth. Rev. TRAN Series 2021 A1, 3% 12/30/21	2,500,000	2,524,063
California Statewide Cmntys. Dev. Auth. Rev. Series 2004 E, 0.17% tender 12/9/21, CP mode	6,000,000	6,000,328
Contra Costa County Schools TRAN Series A, 2% 12/1/21	2,000,000	2,008,149
Fresno Calif Unified School District Participating VRDN Series 2021 XF 11 04, 0.09% 9/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	485,000	485,000
Los Angeles County Schools Pooled Fing. Prog. Ctfs. of Prtn. TRAN Series B:
2% 12/30/21	2,500,000	2,515,969
2% 12/30/21	2,915,000	2,933,620
Los Angeles Gen. Oblig. TRAN Series 2021, 4% 6/23/22	15,000,000	15,478,329
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 0.27% 10/5/21 (Liquidity Facility Mizuho Cap. Markets Llc) (b)(g)(h)(i)	4,300,000	4,300,000
Riverside County Ind. Dev. Auth. Ind. Dev. Rev. Series 1999, 0.08% 9/7/21, LOC JPMorgan Chase Bank, VRDN (b)(c)	1,000,000	1,000,000
Riverside County Office of Ed. TRAN Series 2021, 2% 12/31/21	10,000,000	10,064,414
Sacramento Gen. Oblig. Participating VRDN Series XG 00 67, 0.09% 9/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	1,500,000	1,500,000
San Francisco City & County Series 2021 A1, 0.06% 9/15/21, LOC Bank of America NA, CP	3,000,000	3,000,049
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Participating VRDN:
Series Floaters XM 06 75, 0.14% 9/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	1,850,000	1,850,000
Series XM 09 16, 0.08% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	2,200,000	2,200,000
Series 2010 A1, 0.02% 9/7/21, LOC Bank of America NA, VRDN (b)(c)	2,220,000	2,220,000
Series 2021 A4, 0.14% 9/9/21, LOC U.S. Bank NA, Cincinnati, CP (c)	5,000,000	5,000,124
San Francisco City & County Multi-family Hsg. Rev. Participating VRDN Series MIZ 90 63, 0.27% 10/5/21 (Liquidity Facility Mizuho Cap. Markets Llc) (b)(g)(h)	16,325,000	16,325,000
San Francisco City & County Pub. Util. Commission Wastewtr. Rev. Series 2021 A2, 0.07% 10/19/21, LOC Bank of America NA, CP	5,400,000	5,400,072
Transbay Joint Powers Auth. Participating VRDN Series YX 11 42, 0.07% 9/7/21 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	500,000	500,000
Univ. of California Revs. Participating VRDN Series Floaters XM 04 34, 0.04% 9/7/21 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	5,800,000	5,800,000
TOTAL CALIFORNIA		98,430,117
Colorado - 0.5%
Colorado Edl. & Cultural Facilities Auth. Rev. (Mesivta of Greater Los Angeles Proj.) Series 2005, 0.37% 9/7/21, LOC Deutsche Bank AG, VRDN (b)	665,000	665,000
Colorado Hsg. & Fin. Auth. Series 2007 B2, 0.05% 9/7/21, VRDN (b)(c)	1,085,000	1,085,000
Colorado Hsg. & Fin. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floater 2021 MIZ 90 68, 0.27% 10/5/21 (Liquidity Facility Mizuho Cap. Markets Llc) (b)(g)(h)	99,832	99,832
Denver City & County Arpt. Rev. Participating VRDN:
Series Floaters XL 00 90, 0.14% 9/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	23,100,000	23,100,000
Series Floaters XM 07 15, 0.12% 9/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	1,240,000	1,240,000
TOTAL COLORADO		26,189,832
Connecticut - 0.0%
Connecticut Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series Floaters XG 02 04, 0.05% 9/7/21 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	1,200,000	1,200,000
Series 2003 A, 0.07% 9/7/21, LOC Citizens Bank NA, VRDN (b)	1,445,000	1,445,000
TOTAL CONNECTICUT		2,645,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1994, 0.07% 9/1/21, VRDN (b)(c)	5,880,000	5,880,000

District Of Columbia - 0.1%
District of Columbia Gen. Oblig. Series 2021 19, 0.08% 11/2/21, LOC Barclays Bank PLC, CP	6,500,000	6,500,000
Washington D.C. Metropolitan Transit Auth. Rev. Participating VRDN Series ZM 06 10, 0.12% 9/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	900,000	900,000
TOTAL DISTRICT OF COLUMBIA		7,400,000
Florida - 1.5%
Bay County Indl. Rev. Dev. (Gulf Pwr. Co. Proj.) Series 2020, 0.03% 9/1/21, VRDN (b)(c)	985,000	985,000
Broward County Arpt. Sys. Rev. Participating VRDN:
Series XL 01 36, 0.12% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	3,000,000	3,000,000
Series XM 08 95, 0.12% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	840,000	840,000
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2018 B, 0.03% 9/1/21, VRDN (b)(c)	1,065,000	1,065,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN Series XM 08 91, 0.12% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	1,100,000	1,100,000
Jacksonville Health Care Series 2021, 0.17% 1/28/22, CP	2,000,000	2,000,000
Lee Memorial Health Sys. Hosp. Rev. Series 2019 B, 0.09% 9/7/21, VRDN (b)	14,500,000	14,500,000
Miami-Dade County Series 2014 B, 0.04% 9/7/21, LOC PNC Bank NA, VRDN (b)(c)	15,000,000	15,000,000
Miami-Dade County Aviation Rev. Participating VRDN Series XM 08 70, 0.12% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	2,100,000	2,100,000
Miami-Dade County Edl. Facilities Rev. Participating VRDN Series 2018 XM 06 76, 0.12% 9/7/21 (b)(g)(h)	3,000,000	3,000,000
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 0.09% 9/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	400,000	400,000
Miami-Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2021, 0.02% 9/1/21, VRDN (b)(c)	5,000,000	5,000,000
Miami-Dade County Wtr. & Swr. Rev. Participating VRDN:
Series 2021 XF 11 01, 0.09% 9/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	2,000,000	2,000,000
Series 2021 XM 09 42, 0.06% 9/7/21 (Liquidity Facility Bank of America NA) (b)(g)(h)	3,475,000	3,475,000
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series Floaters XF 25 30, 0.08% 9/7/21 (Liquidity Facility Citibank NA) (b)(g)(h)	10,500,000	10,500,000
Series XF 25 23, 0.08% 9/7/21 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	10,000,000	10,000,000
Series ZM 05 71, 0.12% 9/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	5,230,000	5,230,000
Tampa Hosp. Rev. Participating VRDN Series XM 08 85, 0.12% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	3,300,000	3,300,000
TOTAL FLORIDA		83,495,000
Georgia - 0.5%
Atlanta Arpt. Rev. Series 2021 J2, 0.12% 2/4/22, LOC Bank of America NA, CP (c)	7,163,000	7,162,692
Brookhaven Dev. Auth. Rev. Participating VRDN Series XX 11 22, 0.05% 9/7/21 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	1,050,000	1,050,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2012, 0.03% 9/1/21, VRDN (b)(c)	10,880,000	10,880,000
Georgia Road & Thruway Auth. Rev. Participating VRDN Series 2021 XF 11 17, 0.09% 9/7/21 (Liquidity Facility Deutsche Bank AG) (b)(g)(h)	2,000,000	2,000,000
Griffin-Spalding County Hosp. Participating VRDN Series Floaters XL 00 76, 0.18% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	400,000	400,000
Heard County Dev. Auth. Poll. Cont. Rev. Series 2007, 0.03% 9/1/21, VRDN (b)(c)	2,500,000	2,500,000
Monroe County Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2019, 0.03% 9/1/21, VRDN (b)(c)	2,000,000	2,000,000
TOTAL GEORGIA		25,992,692
Hawaii - 0.1%
Hawaii Arpts. Sys. Rev. Participating VRDN Series XF 07 65, 0.12% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	2,900,000	2,900,000

Idaho - 0.1%
Idaho Gen. Oblig. TAN Series 2021, 3% 6/30/22	7,000,000	7,169,259
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series A, 0.1% 9/7/21 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)	920,000	920,000
TOTAL IDAHO		8,089,259
Illinois - 0.7%
Chicago Midway Arpt. Rev. Series 2021 A, 0.08% 9/15/21, LOC JPMorgan Chase Bank, CP (c)	4,000,000	4,000,082
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XL 00 49, 0.1% 9/7/21 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	750,000	750,000
Series XM 08 79, 0.09% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,500,000	2,500,000
Series XM 08 84, 0.12% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	2,500,000	2,500,000
Series XM 09 18, 0.09% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	700,000	700,000
Chicago Transit Auth. Participating VRDN:
Series 20 XF 28 97, 0.1% 9/7/21 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	900,000	900,000
Series XM 09 03, 0.12% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	300,000	300,000
Series XM 09 05, 0.12% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,100,000	1,100,000
Cook County Gen. Oblig. Participating VRDN Series 2015 XF0124, 0.12% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,280,000	1,280,000
Illinois Fin. Auth. Participating VRDN Series 2021 XL 01 72, 0.09% 9/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	1,900,000	1,900,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters XF 25 35, 0.05% 9/7/21 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	700,000	700,000
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2007, 0.06% 9/7/21, LOC U.S. Bank NA, Cincinnati, VRDN (b)(c)	2,400,000	2,400,000
Metropolitan Pier & Exposition Participating VRDN Series XF 09 65, 0.1% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	4,000,000	4,000,000
Reg'l. Transn Auth. Extend Series 2005 B, 0.45% 9/7/21, VRDN (b)	1,360,000	1,360,000
Sales Tax Securitization Corp. Participating VRDN Series XF 06 03, 0.16% 9/7/21 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	13,615,000	13,615,000
Village of Woodridge, DuPage, Will & Cook Counties (Home Run Inn Frozen Foods Corp. Proj.) Series 2005, 0.08% 9/7/21, LOC JPMorgan Chase Bank, VRDN (b)(c)	400,000	400,000
TOTAL ILLINOIS		38,405,082
Indiana - 0.1%
Indiana Univ. Student Fee Revs. Series 2021, 0.12% 10/7/21, CP	2,500,000	2,500,076
Indianapolis Local Pub. Impt. Participating VRDN Series XM 09 27, 0.08% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	800,000	800,000
Jeffersonville Ind. Econ. Dev. Rev. Series 2003, 0.06% 9/7/21, LOC PNC Bank NA, VRDN (b)(c)	440,000	440,000
TOTAL INDIANA		3,740,076
Iowa - 0.4%
Iowa Fin. Auth. Midwestern Disaster Area Econ. Dev. Series 2012 IA, 0.06% 9/2/21, VRDN (b)	5,000,000	5,000,000
Iowa Fin. Auth. Sewage And Solid Waste Disp. Facilities Rev. Series 2021, 0.09% 9/7/21, VRDN (b)(c)	2,000,000	2,000,000
Iowa Fin. Auth. Single Family Mtg. (Mtg. Backed Securities Prog.) Series 2019 B, 0.02% 9/7/21 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)	14,000,000	14,000,000
Iowa Fin. Auth. Solid Waste Facilities (MidAmerican Energy Co. Proj.) Series 2017, 0.07% 9/7/21, VRDN (b)(c)	500,000	500,000
TOTAL IOWA		21,500,000
Kentucky - 1.2%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN Series XM 09 19, 0.09% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,100,000	1,100,000
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN Series XF 10 93, 0.27% 9/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	1,200,000	1,200,000
Kentucky Tpk. Auth. Econ. Dev. Road Rev. Participating VRDN Series XF 24 84, 0.1% 9/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	1,780,000	1,780,000
Louisville & Jefferson County Series 2011 B, 0.01% 9/1/21, LOC PNC Bank NA, VRDN (b)	2,895,000	2,895,000
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. BAN Series 2020, 5% 10/20/21	20,000,000	20,134,454
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.) Series 1999 C, 0.02% 9/1/21, VRDN (b)(c)	20,600,000	20,600,000
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2007, 0.03% 9/7/21, VRDN (b)	7,300,000	7,300,000
Maysville Indl. Bldg. Rev. Series 1996, 0.07% 9/2/21, LOC MUFG Union Bank NA, VRDN (b)(c)	5,340,000	5,340,000
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.):
Series 2020 A1, 0.07% 9/1/21, VRDN (b)(c)	1,400,000	1,400,000
Series 2020 B1, 0.07% 9/1/21, VRDN (b)(c)	7,320,000	7,320,000
TOTAL KENTUCKY		69,069,454
Louisiana - 0.2%
Calcasieu Parish Pub. Trust Auth. Solid Waste Disp. Rev. Series 1997, 0.06% 9/7/21, LOC Bank of America NA, VRDN (b)(c)	1,885,000	1,885,000
Louisiana Hsg. Corp. Multifamily Hsg. Rev. Participating VRDN Series MIZ 90 53, 0.27% 10/5/21 (Liquidity Facility Mizuho Cap. Markets Llc) (b)(g)(h)	585,000	585,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.08% 9/7/21, VRDN (b)	10,930,000	10,930,000
TOTAL LOUISIANA		13,400,000
Maryland - 0.7%
Baltimore County Gen. Oblig.:
BAN Series 2021, 4% 3/23/22	10,000,000	10,219,595
Participating VRDN Series Floaters XF 06 42, 0.05% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	600,000	600,000
Baltimore Proj. Rev. Bonds Series Floaters G 42, 0.22%, tender 1/3/22 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)(i)	4,500,000	4,500,000
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Series 2007 B, 0.05% 9/7/21 (Liquidity Facility Freddie Mac), VRDN (b)(c)	4,750,000	4,750,000
Maryland Econ. Dev. Corp. Student Hsg. Rev. Participating VRDN Series XF 28 32, 0.18% 9/7/21 (b)(g)(h)	14,985,000	14,985,000
Maryland Gen. Oblig. Participating VRDN:
Series DB 80 76, 0.09% 9/2/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	1,565,000	1,565,000
Series DB 807, 0.09% 9/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	1,695,000	1,695,000
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2021 B, 0.07% 10/1/21, CP	2,500,000	2,500,076
TOTAL MARYLAND		40,814,671
Massachusetts - 0.4%
Massachusetts Bay Trans. Auth. Series 2021, 0.08% 11/9/21, CP	4,000,000	4,000,000
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XF 23 06, 0.27% 9/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	1,445,000	1,445,000
Middleborough Gen. Oblig. BAN Series 2020, 2% 10/1/21	13,000,000	13,020,388
TOTAL MASSACHUSETTS		18,465,388
Michigan - 0.5%
Grand Rapids Indl. Dev. Rev. Series 2007, 0.08% 9/1/21, LOC Bank of America NA, VRDN (b)(c)	5,400,000	5,400,000
Michigan Bldg. Auth. Rev. Participating VRDN Series 2021 XF 11 15, 0.09% 9/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	2,800,000	2,800,000
Michigan Fin. Auth. Rev. RAN Series 2021 A, 3% 8/22/22, LOC PNC Bank NA	16,500,000	16,963,409
Michigan Strategic Fund Ltd. Oblig. Rev. Series 2002, 0.12% 9/7/21, LOC JPMorgan Chase Bank, VRDN (b)(c)	250,000	250,000
TOTAL MICHIGAN		25,413,409
Minnesota - 0.0%
Minneapolis Health Care Sys. Rev. Participating VRDN Series XM 08 72, 0.12% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,000,000	1,000,000

Mississippi - 0.4%
Mississippi Bus. Fin. Corp.:
Series 2010 A, 0.02% 9/7/21, VRDN (b)	10,000,000	10,000,000
Series 2011 B, 0.01% 9/1/21, VRDN (b)	1,705,000	1,705,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Gulf Pwr. Co. Proj.) Series 2012, 0.03% 9/1/21, VRDN (b)(c)	10,700,000	10,700,000
TOTAL MISSISSIPPI		22,405,000
Missouri - 0.3%
Kansas City Indl. Dev. Auth. Participating VRDN Series XM 09 21, 0.17% 9/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	6,150,000	6,150,000
Lees Summit Indl. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series MIZ 90 55, 0.27% 10/5/21 (Liquidity Facility Mizuho Cap. Markets Llc) (b)(g)(h)	200,000	200,000
Mercy Health Participating VRDN Series Floaters XL 00 80, 0.09% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,200,000	1,200,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series XG 01 76, 0.14% 9/7/21 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	3,200,000	3,200,000
Missouri Health & Edl. Facilities Rev. Series 2014 F, 0.02% 9/7/21, VRDN (b)	4,000,000	4,000,000
TOTAL MISSOURI		14,750,000
Montana - 0.0%
Montana Board of Hsg. Participating VRDN Series Floater MIZ 90 61, 0.27% 10/5/21 (Liquidity Facility Mizuho Cap. Markets Llc) (b)(g)(h)	500,000	500,000
Montana Facility Fin. Auth. Participating VRDN Series 2021 XF 11 14, 0.09% 9/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	700,000	700,000
TOTAL MONTANA		1,200,000
Nebraska - 0.2%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2021 B, 0.02% 9/7/21 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	6,900,000	6,900,000
Univ. of Nebraska Facilities Corp. Participating VRDN Series 2021 XF 11 03, 0.09% 9/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	1,700,000	1,700,000
TOTAL NEBRASKA		8,600,000
Nevada - 0.2%
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2003 A, 0.03% 9/7/21, LOC JPMorgan Chase Bank, VRDN (b)(c)	10,900,000	10,900,000

New Jersey - 0.8%
Borough of Mountainside Gen. Oblig. BAN Series 2021, 2% 4/29/22	1,100,000	1,112,656
Borough of Oceanport BAN Series 2021, 2% 2/24/22	1,100,000	1,109,628
Burlington County Bridge Commission Lease Rev. BAN (Governmental Leasing Prog.) Series 2021 A, 1% 4/14/22	13,000,000	13,071,061
Hudson County Impt. Auth. Rev. BAN:
(Local Unit Ln. Prog.) Series 2021 A1, 1.5% 2/8/22	2,774,000	2,790,966
Series 2021 C1, 1% 8/16/22	4,400,000	4,436,355
Jersey City Gen. Oblig. BAN Series 2021 A, 1.5% 1/12/22	295,000	296,516
Morris Plains BAN Series 2021, 1.5% 11/1/21	1,700,000	1,703,745
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN Series XM 09 11, 0.12% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,305,000	1,305,000
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series Floaters XG 02 05, 0.05% 9/7/21 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	6,140,000	6,140,000
Series XF 09 75, 0.18% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,066,000	1,066,000
Series XG 02 58, 0.05% 9/7/21 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	1,000,000	1,000,000
Series XM 09 29, 0.14% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	400,000	400,000
Newark Gen. Oblig. BAN:
Series 2020 C, 2% 10/5/21	2,000,000	2,003,402
Series 2021 C, 1.25% 7/25/22	600,000	605,461
Ramsey Borough Gen. Oblig. BAN Series 2021, 1.25% 1/7/22	2,000,000	2,007,012
Roselle County of Union BAN Series 2021 A, 1.5% 7/20/22	1,000,000	1,011,173
Springfield Township Gen. Oblig. BAN Series 2021, 2% 7/29/22	3,228,000	3,277,980
Summit Gen. Oblig. BAN Series 2020, 2.5% 10/22/21	2,800,000	2,809,206
TOTAL NEW JERSEY		46,146,161
New Mexico - 0.1%
Farmington Poll. Cont. Rev. (Pub. Svc. Co. of New Mexico Proj.) Series 2010 A, 0.07% 9/7/21, VRDN (b)	5,100,000	5,100,000

New York - 4.2%
Broome County Gen. Oblig. BAN Series 2021 A, 1.5% 4/29/22	20,000,000	20,176,076
Connetquot Central School District:
BAN Series 2021, 1.25% 7/27/22	5,000,000	5,048,524
TAN Series 2021, 1.5% 6/24/22 (e)	10,000,000	10,111,653
East Rochester Hsg. Auth. Rev. (Home Good Sheperd Proj.) Series A, 0.16% 9/7/21, LOC Citizens Bank NA, VRDN (b)	400,000	400,000
Hempstead Indl. Dev. Auth. Participating VRDN Series DBE 80 63, 0.46% 9/7/21, LOC Deutsche Bank AG, (Liquidity Facility Deutsche Bank AG) (b)(c)(g)(h)	8,560,000	8,560,000
New York City Gen. Oblig.:
Series 2006, 0.18% 9/3/21 (FSA Insured), VRDN (b)	4,275,000	4,275,000
Series 2017 A, 0.01% 9/7/21 (Liquidity Facility Citibank NA), VRDN (b)	1,160,000	1,160,000
Series 2021 3, 0.11% 9/8/21, VRDN (b)	5,000,000	5,000,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Participating VRDN Series ZM 06 00, 0.12% 9/7/21 (Liquidity Facility Wells Fargo Bank NA) (b)(g)(h)	2,100,000	2,100,000
New York Metropolitan Trans. Auth. Rev.:
BAN:
Series 2018 C, 5% 9/1/21	4,225,000	4,225,000
Series 2019 B, 5% 5/15/22	17,310,000	17,890,539
Series 2019 D1, 5% 9/1/22	20,740,000	21,709,699
Participating VRDN:
Series XF 05 20, 0.24% 9/7/21 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	1,425,000	1,425,000
Series XF 28 68, 0.06% 9/7/21 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	5,000,000	5,000,000
Series XG 02 90, 0.06% 9/7/21 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	15,000,000	15,000,000
Series XM 09 35, 0.18% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	300,000	300,000
Series ZF 02 18, 0.18% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	4,200,000	4,200,000
New York Pwr. Auth. Series 2021:
0.08% 9/14/21, CP	8,000,000	8,000,184
0.09% 9/16/21 (Liquidity Facility Wells Fargo Bank NA), CP	5,022,000	5,022,044
New York State Energy Research & Dev. Auth. Facilities Rev.:
(Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A2, 0.03% 9/7/21, LOC Bank of Nova Scotia, VRDN (b)(c)	4,000,000	4,000,000
Series 2010 A, 0.02% 9/7/21, LOC Bank of Nova Scotia, VRDN (b)(c)	10,000,000	10,000,000
New York Thruway Auth. Gen. Rev. Participating VRDN:
Series XF 09 18, 0.07% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,600,000	1,600,000
Series XM 08 30, 0.12% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,700,000	1,700,000
Series XM 08 31, 0.17% 9/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	2,000,000	2,000,000
Series XM 08 80, 0.12% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,500,000	1,500,000
New York Trans. Dev. Corp.:
Participating VRDN Series XL 01 68, 0.13% 9/7/21 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	200,000	200,000
RAN (Term. 4 JFK Int'l. Arpt. Proj.) Series 2020 C, 5% 12/1/21	2,100,000	2,124,148
Port Washington Union Free School District TAN Series 2021, 2% 6/23/22	3,000,000	3,044,553
Putnam County Indl. Dev. Agcy. Rev. Series 2006 A, 0.2% 9/7/21, LOC Citizens Bank NA, VRDN (b)	1,100,000	1,100,000
Riverhead Central School District TAN:
Series 2021 A, 1.5% 2/25/22 (e)	7,500,000	7,548,151
Series 2021 B, 2% 6/24/22 (e)	15,500,000	15,730,882
Suffolk County Gen. Oblig. TAN Series 2020 I, 3% 9/24/21	14,000,000	14,024,823
Village of Garden City BAN Series 2021, 1% 2/18/22	2,000,000	2,008,561
Westchester County:
BAN:
Series 2021 A, 1% 12/17/21	9,000,000	9,023,919
Series 2021 B, 1.5% 12/17/21	3,316,861	3,330,065
TAN Series B, 2% 10/18/21	13,135,000	13,167,965
TOTAL NEW YORK		231,706,786
New York And New Jersey - 0.2%
Port Auth. of New York & New Jersey:
Series 2021 A:
0.12% 12/9/21, CP (c)	2,000,000	2,000,000
0.13% 1/12/22, CP (c)	525,000	524,981
Series 2021:
0.14% 9/3/21, CP (c)	4,010,000	4,010,043
0.16% 10/1/21, CP (c)	5,000,000	5,000,297
TOTAL NEW YORK AND NEW JERSEY		11,535,321
North Carolina - 0.0%
Charlotte Ctfs. of Prtn. Participating VRDN Series 2021 XG 03 31, 0.09% 9/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	900,000	900,000

North Dakota - 0.1%
Basin Elec. Pwr. Coop. Series 2021, 0.12% 11/18/21 (Liquidity Facility Nat'l. Rural Utils. Coop. Fin. Corp.), CP	7,190,000	7,190,000

Ohio - 0.4%
Allen County Hosp. Facilities Rev. Series 2012 B, 0.02% 9/7/21, VRDN (b)	3,100,000	3,100,000
American Muni. Pwr. BAN:
(City of Wapakoneta Proj.) Series 2021, 1% 6/23/22	1,210,000	1,217,969
(Village of Grafton Proj.) Series 2021, 1% 4/14/22	1,235,000	1,241,213
Lorain County Gen. Oblig. BAN:
(North Ridge Road Proj.) Series 2020 D, 1% 12/17/21	2,190,000	2,195,043
Series 2021 A, 1.5% 5/4/22	2,900,000	2,925,081
Mahoning County BAN Series 2020, 1% 9/13/21	1,735,000	1,735,392
Mahoning County Sales Tax TAN Series 2020, 1% 9/13/21	1,025,000	1,025,273
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. Participating VRDN:
Series MIZ 90 50, 0.27% 10/5/21 (Liquidity Facility Mizuho Cap. Markets Llc) (b)(g)(h)	1,400,000	1,400,000
Series XF 10 92, 0.27% 9/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	5,100,000	5,100,000
Ohio Tpk. Commission Tpk. Rev. Participating VRDN Series Floaters XL 00 57, 0.09% 9/7/21 (Liquidity Facility Cr. Suisse AG) (b)(g)(h)	800,000	800,000
TOTAL OHIO		20,739,971
Oklahoma - 0.2%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2020 B, 0.1% 9/7/21, VRDN (b)	9,980,000	9,980,000

Oregon - 0.1%
Oregon Gen. Oblig. Series 2015 P, 0.02% 9/7/21 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)	3,395,000	3,395,000

Pennsylvania - 0.6%
Allentown School District TRAN Series 2021, 1% 3/31/22	750,000	750,078
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. Series 2009 B, 0.12% 9/7/21, LOC MUFG Bank Ltd., VRDN (b)	5,000,000	5,000,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 0.19%, tender 12/1/21 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)(i)	800,000	800,000
Pennsylvania Hsg. Fin. Agcy. Multifamily Hsg. Dev. Rev. Participating VRDN Series XF 10 95, 0.27% 9/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	2,615,000	2,615,000
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series 2021 XL 01 80, 0.09% 9/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	4,000,000	4,000,000
Philadelphia Auth. Indl. Mrf Participating VRDN Series MIZ 90 51, 0.27% 10/5/21 (Liquidity Facility Mizuho Cap. Markets Llc) (b)(g)(h)	1,000,000	1,000,000
Philadelphia Arpt. Rev. Series 2005 C1, 0.04% 9/7/21, LOC Wells Fargo Bank NA, VRDN (b)(c)	6,600,000	6,600,000
Philadelphia Auth. for Indl. Dev. Series 2017 B, 0.1% 9/6/24, VRDN (b)	12,565,000	12,565,000
TOTAL PENNSYLVANIA		33,330,078
South Carolina - 0.7%
County Square Redev. Corp. BAN (Greenville County, South Carolina Proj.) Series 2021, 2% 3/3/22	6,945,000	7,012,494
Greenville Hosp. Sys. Facilities Rev. Participating VRDN Series XF 01 45, 0.22% 9/7/21 (Liquidity Facility Toronto-Dominion Bank) (b)(g)(h)	1,600,000	1,600,000
South Carolina Jobs-Econ. Dev. Auth. Series 2018 C, 0.11% 9/6/24, VRDN (b)	10,000,000	10,000,000
South Carolina Pub. Svc. Auth. Rev.:
Participating VRDN:
Series Floaters XM 03 84, 0.12% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	9,800,000	9,800,000
Series YX 11 57, 0.1% 9/7/21 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	2,110,000	2,110,000
Series 2020 A, 0.07% 9/1/21, LOC Barclays Bank PLC, CP	1,237,000	1,237,002
Series 2020 B, 0.09% 10/19/21, LOC Barclays Bank PLC, CP	2,100,000	2,100,028
Series 2021, 0.09% 9/1/21, LOC Barclays Bank PLC, CP	2,800,000	2,800,005
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 0.07% 9/7/21 (Liquidity Facility Toronto-Dominion Bank) (b)(g)(h)	265,000	265,000
TOTAL SOUTH CAROLINA		36,924,529
South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev. Participating VRDN Series XG 03 02, 0.1% 9/7/21 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	600,000	600,000

Tennessee - 0.2%
Greeneville Health & Edl. Facilities Board:
Participating VRDN Series Floaters XF 25 76, 0.06% 9/7/21 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	6,000,000	6,000,000
Series 2018 B, 0.02% 9/7/21, LOC U.S. Bank NA, Cincinnati, VRDN (b)	800,000	800,000
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Participating VRDN Series XF 10 97, 0.27% 9/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	1,590,000	1,590,000
Tennessee Gen. Oblig. Series 2021 A, 0.11% 10/13/21 (Liquidity Facility Tennessee Consldatd Retire Sys.), CP	5,000,000	5,000,118
TOTAL TENNESSEE		13,390,118
Texas - 2.6%
Austin Affordable Pfc, Inc. Multifamily Hsg. Rev. Participating VRDN:
Series XF 11 02, 0.27% 9/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	2,000,000	2,000,000
Series XF 11 19, 0.27% 9/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	800,000	800,000
Dallas Area Rapid Transit Sales Tax Rev. Series 2021 IIA:
0.08% 11/1/21 (Liquidity Facility JPMorgan Chase Bank), CP	3,000,000	3,000,000
0.08% 11/2/21 (Liquidity Facility JPMorgan Chase Bank), CP	5,000,000	5,000,000
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series Floaters XF 10 61, 0.16% 9/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(g)(h)	8,000,000	8,000,000
Deutsche Spears/Lifers Trust Participating VRDN Series Floaters XG 00 58, 0.09% 9/7/21 (Liquidity Facility Deutsche Bank AG) (b)(g)(h)	1,085,000	1,085,000
Garland Util. Sys. Rev. Series 2021, 0.09% 9/1/21, LOC Bank of America NA, CP	10,000,000	10,000,016
Grand Parkway Trans. Corp. Participating VRDN Series XF 20 34, 0.05% 9/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	1,400,000	1,400,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Participating VRDN Series 2021 XG 03 28, 0.09% 9/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	5,620,000	5,620,000
Series 2016 B3, 0.1% tender 10/1/21, CP mode	2,000,000	2,000,051
Harris County Gen. Oblig. Series 2021 D:
0.08% 10/6/21 (Liquidity Facility JPMorgan Chase Bank), CP	1,900,000	1,900,019
0.09% 10/13/21 (Liquidity Facility JPMorgan Chase Bank), CP	2,000,000	2,000,024
Hurst Participating VRDN Series XF 10 94, 0.27% 9/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	1,600,000	1,600,000
Lamar Consolidated Independent School District Participating VRDN Series XF 11 18, 0.09% 9/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	700,000	700,000
Lower Colorado River Auth. Rev. Series 2021:
0.09% 1/5/22, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	1,546,000	1,546,000
0.9% 9/2/21, LOC State Street Bank & Trust Co., Boston, CP	1,000,000	999,960
North Central Texas Hsg. Fin. Corp. Mu Participating VRDN Series XF 10 99, 0.27% 9/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	400,000	400,000
North Texas Tollway Auth. Rev. Participating VRDN:
Series 2021 XF 12 25, 0.1% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,160,000	1,160,000
Series XF 12 21, 0.1% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	6,760,000	6,760,000
Series XM0085, 0.1% 9/7/21 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	400,000	400,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2004, 0.14% 9/7/21, VRDN (b)(c)	33,015,000	33,015,000
Series 2010 D, 0.06% 9/7/21, VRDN (b)	18,745,000	18,745,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2017 B, 0.02% 9/7/21, VRDN (b)	2,000,000	2,000,000
Temple Tex College District Participating VRDN Series XL 01 82, 0.09% 9/7/21, LOC Deutsche Bank AG, (Liquidity Facility Deutsche Bank AG) (b)(g)(h)	4,995,000	4,995,000
Tender Option Bond Trust Receipts Participating VRDN Series 2021 XF 11 09, 0.27% 9/7/21 (Liquidity Facility Deutsche Bank AG) (b)(g)(h)	2,000,000	2,000,000
Texas A&M Univ. Rev. Series 2021 B, 0.09% 12/2/21, CP	15,000,000	15,000,000
Texas Dept. of Hsg. & Cmnty. Affairs Residential Mtg. Rev. Participating VRDN Series XF 10 98, 0.27% 9/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	1,100,000	1,100,000
Texas Gen. Oblig.:
Series 2018, 0.04% 9/7/21, LOC Fed. Home Ln. Bank of Dallas, VRDN (b)	1,345,000	1,345,000
Series 2021, 0.04% 9/7/21 (Liquidity Facility Fed. Home Ln. Bank of Dallas), VRDN (b)	1,200,000	1,200,000
Texas Private Activity Bond Surface Trans. Corp. Participating VRDN Series XM 07 56, 0.23% 9/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(g)(h)	1,800,000	1,800,000
Texas Pub. Fin. Auth. Rev. Series 2021, 0.09% 11/3/21 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	2,820,000	2,820,000
Trinity Riv Pub. Facilities Corp. Tex M Participating VRDN Series XF 10 83, 0.27% 9/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	1,600,000	1,600,000
Waco Edl. Fin. Corp. Rev. Participating VRDN Series 2021 XF 11 13, 0.09% 9/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	1,200,000	1,200,000
TOTAL TEXAS		143,191,070
Utah - 0.3%
Salt Lake City Arpt. Rev. Participating VRDN:
Series 17 XM 0493, 0.14% 9/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	500,000	500,000
Series Floaters XM 06 99, 0.16% 9/7/21 (Liquidity Facility Cr. Suisse AG) (b)(c)(g)(h)	11,030,000	11,030,000
Series XM 08 82, 0.12% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	1,400,000	1,400,000
Utah Hsg. Corp. Multi-family Hsg. Rev. Participating VRDN Series 2021 XF 11 00, 0.27% 9/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	2,800,000	2,800,000
TOTAL UTAH		15,730,000
Virginia - 0.5%
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. (Gates of Ballston Apts.) Series 2005, 0.07% 9/7/21, LOC PNC Bank NA, VRDN (b)(c)	7,600,000	7,600,000
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 0.09% 9/7/21 (Liquidity Facility Mizuho Cap. Markets Llc) (b)(g)(h)	14,490,000	14,490,000
Virginia College Bldg. Auth. Edl. Facilities Rev. Rfdg. Participating VRDN Series 2021 XG 03 29, 0.04% 9/7/21 (Liquidity Facility Bank of America NA) (b)(g)(h)	3,000,000	3,000,000
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series DB 80 80, 0.09% 9/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	2,270,000	2,270,000
TOTAL VIRGINIA		27,360,000
Washington - 0.7%
Port of Seattle Rev.:
Series 2008, 0.05% 9/7/21, LOC MUFG Bank Ltd., VRDN (b)(c)	20,000,000	20,000,000
Series 2021 B1, 0.1% 10/5/21, LOC Bank of America NA, CP (c)	2,000,000	2,000,019
Univ. of Washington Univ. Revs. Series 2021, 0.11% 2/17/22, CP	1,500,000	1,499,860
Washington Convention Ctr. Pub. Facilities Participating VRDN Series XG 02 96, 0.06% 9/7/21 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	7,985,000	7,985,000
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 0.2% 10/12/21 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	5,000,000	5,000,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series XM 08 83, 0.09% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,500,000	1,500,000
TOTAL WASHINGTON		37,984,879
Wisconsin - 0.3%
JPMorgan Chase Participating VRDN Series Floaters XF 01 27, 0.05% 9/2/21 (b)(g)(h)	1,060,000	1,060,000
Wisconsin Ctr. District Tax Rev. Participating VRDN Series 2021 XF 12 22, 0.12% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	212,000	212,000
Wisconsin Health & Edl. Facilities:
Participating VRDN Series Floaters XG 00 72, 0.09% 9/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	600,000	600,000
Series 2020 C, 0.11% 9/7/21, VRDN (b)	6,750,000	6,750,000
Wisconsin Hsg. & Econ. Dev. Auth. Series 2021 B, 0.02% 9/7/21 (Liquidity Facility Fed. Home Ln. Bank Chicago), VRDN (b)	5,000,000	5,000,000
Wisconsin Rapids School District BAN Series 2021, 2% 1/6/22	2,000,000	2,000,488
Wood County BAN Series 2021, 0.75% 3/7/22 (e)	1,550,000	1,552,141
TOTAL WISCONSIN		17,174,629
TOTAL MUNICIPAL NOTES (Cost $1,254,689,933)		1,255,123,277

Municipal Bond Funds - 0.1%
	Shares	Value ($)
Nuveen NY AMT-Free Quality Municipal Income Fund Preferred Shares 0.24% (b)(f)(j) (Cost $6,800,000)	6,800,000	6,800,000

Short-Term Funds - 15.8%
	Shares	Value ($)
Federated Hermes Municipal Ultrashort Fund Institutional Shares	3,994,014	40,139,836
JPMorgan Ultra-Short Municipal Fund Class I	61,794,825	622,273,827
Vanguard Short-Term Tax-Exempt Fund Admiral Shares	13,220,704	210,473,605
TOTAL SHORT-TERM FUNDS (Cost $872,712,564)		872,887,268

Money Market Funds - 19.7%
	Shares	Value ($)
Fidelity Investments Money Market Government Portfolio Institutional Class 0.01% (k)(l)	527,230,432	527,230,432
Fidelity Municipal Cash Central Fund 0.04% (m)	26,644,254	26,649,583
Fidelity SAI Municipal Money Market Fund 0.01% (k)(l)	470,084,188	470,272,221
State Street Institutional U.S. Government Money Market Fund Premier Class 0.03% (k)	62,295,482	62,295,482
TOTAL MONEY MARKET FUNDS (Cost $1,086,390,183)		1,086,447,718

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $5,587,988,079)	5,604,480,197
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(75,326,992)
NET ASSETS - 100.0%	5,529,153,205

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $45,992,043 or 0.8% of net assets.

(g)	Provides evidence of ownership in one or more underlying municipal bonds.
(h)	Coupon rates are determined by re-marketing agents based on current market conditions.
(i)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,600,000 or 0.2% of net assets.

(j)	Non-income producing
(k)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	Affiliated Fund
(m)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Baltimore Proj. Rev. Bonds Series Floaters G 42, 0.22%, tender 1/3/22 (Liquidity Facility Royal Bank of Canada)	7/01/21	4,500,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 0.19%, tender 12/1/21 (Liquidity Facility Royal Bank of Canada)	7/15/21	800,000
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 0.27% 10/5/21 (Liquidity Facility Mizuho Cap. Markets Llc)	8/14/20	4,300,000

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Municipal Cash Central Fund 0.04%	10,608,583	70,400,000	54,359,000	2,913	-	-	26,649,583	1.3%
Total	10,608,583	70,400,000	54,359,000	2,913	-	-	26,649,583

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Investments Money Market Government Portfolio Institutional Class 0.01%	483,241,223	130,803,153	86,813,953	12,829	9	-	527,230,432
Fidelity SAI Municipal Money Market Fund 0.01%	455,032,513	15,239,708	-	11,673	-	-	470,272,221
	938,273,736	146,042,861	86,813,953	24,502	9	-	997,502,653

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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